UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-05518

                                      The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                     Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                     Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

THE RBB FUND, INC.

Money Market Portfolio

Fund Expense Examples

(Unaudited)

As a shareholder of the Money Market Portfolio (the “Portfolio”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2012 through February 28, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Money Market Portfolio – Bedford Class
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,000.10	$1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.51	1.30

	Money Market Portfolio – Sansom Street Class
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,000.20	$1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.60	1.20

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.26% for the Bedford Class shares and 0.24% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio’s ending account value on the first line in each table is based on the actual six-month total return of 0.01% for the Bedford Class shares and 0.02% for the Sansom Street Class shares.

1

THE RBB FUND, INC.

Money Market Portfolio

Portfolio Holdings Summary Table

February 28, 2013

(Unaudited)

Security Type	% of Net Assets	Value

Short Term Investments:
Commercial Paper	35.4%	$238,861,825
Certificates of Deposit	31.8	214,803,000
U.S. Treasury Obligations	10.7	72,035,866
Municipal Bonds	8.5	57,635,000
Repurchase Agreements	8.1	54,764,000
Agency Obligations	5.7	38,183,026
Variable Rate Obligations	1.3	8,600,000
Liabilities in Excess of Other Assets	(1.5)	(9,834,821)

NET ASSETS	100.0%	$675,047,896

Portfolio holdings are subject to change at any time.

2

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments

February 28, 2013

(Unaudited)

	Par (000)	Value
CERTIFICATES OF DEPOSIT—31.8%
Euro Dollar Certificates Of Deposit(a)—2.4%
National Australia Bank Ltd.,London
0.429%, 04/10/13	$10,000	$10,000,000
0.302%, 10/21/13	6,000	6,000,000

		16,000,000

Yankee Dollar Certificates Of Deposit(b)—29.4%
Australia & New Zealand Banking Group Ltd., New York(a)
0.284%, 04/30/13	5,000	5,000,674
Bank of Montreal, Chicago(a)
0.200%, 05/17/13	5,000	5,000,000
0.422%, 07/17/13	5,000	5,000,000
0.365%, 01/10/14	4,000	4,000,000
Bank of Nova Scotia, Houston(a)
0.263%, 11/26/13	5,000	5,000,000
0.358%, 01/02/14	5,000	5,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd., New York
0.260%, 04/08/13	5,000	4,999,947
0.340%, 04/22/13	6,000	6,000,000
0.250%, 05/30/13	10,000	10,000,000
Canadian Imperial Bank of Commerce, New York(a)
0.330%, 02/04/14	5,000	5,000,000
0.330%, 03/03/14	10,000	10,000,000
Credit Suisse, New York
0.280%, 06/06/13	7,000	7,000,000
Deutsche Bank AG, New York
0.410%, 08/08/13	5,000	5,000,000
DNB Bank ASA, New York
0.280%, 07/19/13	2,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp., New York(a)
0.322%, 05/15/13	7,000	7,000,000
Mizuho Corporate Bank, New York
0.270%, 04/03/13	15,000	15,000,000
Nordea Bank Finland PLC, New York
0.260%, 06/03/13	4,000	4,000,052
0.275%, 07/17/13	1,945	1,944,963
Rabobank Nederland NV, New York
0.482%, 04/24/13	6,300	6,300,000
0.420%, 10/29/13(a)	12,000	12,000,000
0.405%, 01/08/14	6,000	6,000,000

	Par (000)	Value
CERTIFICATES OF DEPOSIT—(Continued)
Yankee Dollar Certificates Of Deposit—(Continued)
Royal Bank of Canada, New York(a)
0.442%, 05/16/13	$6,500	$6,500,000
Skandinaviska Enskilda Banken, New York
0.310%, 03/28/13	7,000	7,000,000
0.300%, 04/08/13	2,040	2,040,000
Sumitomo Mitsui Banking Corp., New York
0.230%, 05/02/13	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd., New York
0.230%, 05/13/13	7,500	7,500,000
0.270%, 05/22/13	7,000	7,000,000
Svenska Handelsbanken, New York
0.230%, 06/05/13	6,000	5,999,840
0.260%, 06/10/13	4,000	4,000,112
Toronto Dominion Bank, New York
0.320%, 03/18/13	7,000	7,000,000
0.300%, 07/22/13	3,000	3,000,000
Westpac Banking Corp., New York(a)
0.338%, 11/01/13	7,520	7,517,412

		198,803,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $214,803,000)		214,803,000

COMMERCIAL PAPER—35.4%
Asset Backed—15.7%
Aspen Funding Corp.(c)
0.300%, 03/04/13	10,000	9,999,750
Atlantis One Funding Corp.(c)
0.471%, 03/07/13	10,000	9,999,217
Cancara Asset Securitization LLC(c)
0.240%, 05/03/13	4,000	3,998,320
0.230%, 05/23/13	3,000	2,998,409
Chariot Funding LLC(c)
0.190%, 04/29/13	7,000	6,997,820
Gotham Funding Corp.(c)
0.180%, 03/11/13	4,000	3,999,800
Jupiter Securitization Company LLC(c)
0.210%, 03/04/13	5,000	4,999,913
Liberty Street Funding LLC(c)
0.160%, 03/08/13	7,050	7,049,781

The accompanying notes are an integral part of these financial statements.

3

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

February 28, 2013

(Unaudited)

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Asset Backed—(Continued)
Manhattan Asset Funding Co. LLC(c)
0.200%, 03/12/13	$7,000	$6,999,572
Metlife Short Term Funding LLC(c)
0.250%, 07/22/13	5,000	4,995,034
Mont Blanc Capital Corp.(c)
0.350%, 03/04/13	5,000	4,999,854
0.190%, 03/20/13	3,000	2,999,699
Nieuw Amsterdam Receivables Corp.(c)
0.170%, 03/07/13	6,000	5,999,830
0.190%, 04/18/13	15,000	14,996,200
Surrey Funding Corp.(c)
0.230%, 04/03/13	14,995	14,991,839

		106,025,038

Banks—19.7%
Australia & New Zealand Banking Ltd.
0.373%, 01/17/14	4,000	4,000,000
Collateralized Commercial Paper Co. LLC(c)
0.310%, 05/15/13	7,000	6,995,479
Commonwealth Bank of Australia(a)
0.340%, 11/14/13	4,500	4,499,678
DNB Bank ASA(c)
0.270%, 07/30/13	7,500	7,491,506
0.270%, 08/05/13	7,000	6,991,757
General Electric Capital Corp.(c)
0.240%, 08/12/13	1,000	998,907
0.240%, 08/26/13	5,000	4,994,067
ING US Funding LLC(c)
0.220%, 05/09/13	15,000	14,993,675
0.230%, 05/09/13	6,500	6,497,135
La Caisse Centrale Desjardins Du Quebec(c)
0.250%, 03/04/13	10,000	9,999,792
Lloyds TSB Bank PLC(c)
0.240%, 04/23/13	5,000	4,998,233
0.235%, 04/24/13	5,000	4,998,237
Nordea North America, Inc., Delaware(c)
0.300%, 05/16/13	6,000	5,996,200
0.280%, 07/15/13(c)	1,945	1,942,943
0.280%, 07/16/13(c)	1,945	1,942,927

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
NRW.Bank(c)
0.175%, 03/05/13	$10,000	$9,999,806
UBS Finance LLC, Delaware(c)
0.200%, 03/11/13	20,000	19,998,889
Westpac Banking Corp.
0.500%, 04/02/13(c)	5,500	5,497,556
0.289%, 10/08/13(a)	10,000	10,000,000

		132,836,787

TOTAL COMMERCIAL PAPER (Cost $238,861,825)		238,861,825

MUNICIPAL BONDS—8.5%
California—1.0%
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac)(a)(d)
0.110%, 03/07/13	3,000	3,000,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae)(a)(d)
0.090%, 03/07/13	3,900	3,900,000

		6,900,000

Connecticut—0.8%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank)(a)(d)
0.100%, 03/07/13	5,400	5,400,000

Michigan—1.1%
Michigan State Housing Development Authority, Series D, RB (LOC: Fannie Mae)(a)(d)
0.110%, 03/07/13	7,900	7,900,000

New York—3.8%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae)(a)(d)
0.100%, 03/07/13	6,000	6,000,000

The accompanying notes are an integral part of these financial statements.

4

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

February 28, 2013

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
New York—(Continued)
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank)(a)(d)
0.110%, 03/07/13	$4,335	$4,335,000
New York State Dormitory Authority, City University, Series D, RB (LOC: TD Bank NA)(a)(d)
0.100%, 03/07/13	5,000	5,000,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac)(a)(d)
0.080%, 03/07/13	5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA)(a)(d)
0.150%, 03/07/13	5,000	5,000,000

		25,535,000

Tennessee—1.2%
Eclipse Funding Trust, Various 2007-0005-Solar Eclipse-Blount, RB (LOC: U.S. Bank NA)(a)(d)
0.110%, 03/07/13	8,000	8,000,000

Texas—0.6%
Texas State, Veterans Housing Assessment Project, Series A-2, GO (Liquidity Facility: JPMorgan Chase & Co.)(a)(d)
0.160%, 03/07/13	3,900	3,900,000

TOTAL MUNICIPAL BONDS
(Cost $57,635,000)		57,635,000

VARIABLE RATE OBLIGATIONS—1.3%
Banks—1.3%
JPMorgan Chase Bank NA(a)
0.373%, 05/17/13	8,600	8,600,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $8,600,000)		8,600,000

AGENCY OBLIGATIONS—5.7%
Fannie Mae
0.173%, 02/27/15(a)	6,000	5,996,991

	Par (000)	Value
AGENCY OBLIGATIONS—(Continued)
Freddie Mac
0.390%, 09/03/13(a)	$5,000	$4,999,486
0.142%, 09/13/13(a)	22,200	22,192,774
0.180%, 11/05/13(c)	5,000	4,993,775

TOTAL AGENCY OBLIGATIONS
(Cost $38,183,026)		38,183,026

U.S. TREASURY OBLIGATIONS—10.7%
U.S. Treasury Notes
0.625%, 04/30/13	17,000	17,011,744
0.500%, 05/31/13	10,000	10,008,051
3.500%, 05/31/13	6,000	6,049,818
0.375%, 06/30/13	7,500	7,503,386
3.375%, 06/30/13	7,000	7,074,415
0.125%, 08/31/13	4,000	3,998,505
0.750%, 09/15/13	7,785	7,809,972
0.125%, 09/30/13	6,500	6,498,435
2.000%, 11/30/13	6,000	6,081,540

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $72,035,866)		72,035,866

REPURCHASE AGREEMENTS—8.1%

Deutsche Bank Securities, Inc. (Tri-Party Agreement dated 02/28/13 to be repurchased at $34,764,183, collateralized by $35,191,000 par value, Federal National Mortgage Backed Securities, 0.000%-1.2500%, due 07/01/2013 to 02/27/2014, Fair Value of the collateral is $35,459,538)

0.190%, 03/01/13	34,764	34,764,000

Morgan Stanley & Co. LLC (Tri-Party Agreement dated 02/28/13 to be repurchased at $20,000,111, collateralized by $20,034,480, par value, Federal National Mortgage Backed Security, 2.500%, due 12/01/2027, Fair Value of the collateral is $20,600,000)

0.200%, 03/01/13	20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $54,764,000)		54,764,000

The accompanying notes are an integral part of these financial statements.

5

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Concluded)

February 28, 2013

(Unaudited)

Value
TOTAL INVESTMENTS AT VALUE—101.5%
(Cost $684,882,717)*	$684,882,717

LIABILITIES IN EXCESS OF OTHER ASSETS—(1.5)%	(9,834,821)

NET ASSETS (APPLICABLE TO 674,380,542 BEDFORD SHARES AND 661,999 SANSOM STREET SHARES)—100.0%	$675,047,896

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)	Variable Rate Security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate disclosed represents the discount rate at the time of purchase.

(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

GO	General Obligation
LLC	Limited Liability Company
LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of these financial statements.

6

THE RBB FUND, INC.

Money Market Portfolio

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

ASSETS
Investments, at value (Cost $630,118,717)	$630,118,717
Repurchase agreements, at value (Cost $54,764,000)	54,764,000
Cash	4,565
Receivables
Interest receivable	308,804
Prepaid expenses and other assets	91,361

Total assets	685,287,447

LIABILITIES
Payables
Investments purchased	10,000,000
Distribution to shareholders	110
Investment advisory and administration fees	99,515
Printing fees	56,414
Professional fees	30,712
Transfer agent fees	14,593
Distribution fees (Bedford Class)	10,151
Regulatory administration fees	8,130
Directors’ and officers’ fees	6,101
Custodian fees	1,561
Other accrued expenses and liabilities	12,264

Total liabilities	10,239,551

Net Assets	$675,047,896

NET ASSETS CONSIST OF
Par Value	$675,043
Paid-in Capital	674,367,474
Accumulated net investment loss	(16,215)
Accumulated net realized gain from investments	21,594

Net Assets	$675,047,896

BEDFORD CLASS
Net assets	$674,385,918

Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized)	674,380,542

Net asset value, offering and redemption price per share	$1.00

SANSOM STREET CLASS
Net assets	$661,978

Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized)	661,999

Net asset value, offering and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

7

THE RBB FUND, INC.

Money Market Portfolio

Statement of Operations

For the Six Months Ended February 28, 2013

(Unaudited)

Investment Income
Interest	$882,147

Total investment income	882,147

Expenses
Distribution fees (Bedford Class)(1)	2,062,087
Investment advisory and administration fees	1,297,178
Printing and shareholder reporting fees	135,467
Custodian fees	75,226
Professional fees	46,263
Directors’ and officers’ fees	26,811
Regulatory administration fees	24,299
Transfer agent fees	22,797
Insurance fees	17,048
Registration and filing fees	15,438
Other expenses	9,202

Total expenses before waivers	3,731,816
Less: Advisory and administration waivers	(898,136)
Less: Distribution fee waivers (Bedford Class)(1)	(1,985,850)

Net expenses after waivers	847,830

Net investment income	34,317

Net realized gain from investments	11,082

Net increase in net assets resulting from operations	$45,399

(1)	See Note 2 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

8

THE RBB FUND, INC.

Money Market Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended February 28,2013 (Unaudited)	For the Year Ended August 31, 2012
Increase in net assets:
From operations:
Net investment income	$34,317	$164,652
Net realized gain from investments	11,082	10,512

Net increase in net assets resulting from operations	45,399	175,164

Dividends to shareholders from:
Net investment income:
Bedford Class	(50,434)	(181,565)
Sansom Street Class	(98)	(1,323)

Net decrease in net assets from dividends to shareholders	(50,532)	(182,888)

Capital transactions (at $1.00 per share):
Proceeds from shares sold:
Bedford Class	248,287,092	717,471,265
Sansom Street Class	778,420	4,334,284
Shares issued on reinvestment of distributions:
Bedford Class	49,464	178,351
Sansom Street Class	79	138
Shares repurchased:
Bedford Class	(215,656,688)	(797,075,673)
Sansom Street Class	(356,547)	(23,614,456)

Increase/(decrease) in net assets derived from capital transactions	33,101,820	(98,706,091)

Total increase/(decrease) in net assets	33,096,687	(98,713,815)
Net assets:
Beginning of period	641,951,209	740,665,024

End of period	$675,047,896	$641,951,209

Accumulated net investment loss, end of period	$(16,215)	$—

Share Transactions:
Shares sold
Bedford Class	248,287,092	717,471,265
Sansom Street Class	778,420	4,334,284
Shares reinvested
Bedford Class	49,464	178,351
Sansom Street Class	79	138
Shares repurchased
Bedford Class	(215,656,688)	(797,075,673)
Sansom Street Class	(356,547)	(23,614,456)

Total Share Activity	33,101,820	(98,706,091)

The accompanying notes are an integral part of the financial statements.

9

THE RBB FUND, INC.

Money Market Portfolio

Financial Highlights

(For a Share Outstanding Throughout each Year)

	The Bedford Class

	For the Six Months Ended February 28, 2013 (Unaudited)		For the Year Ended August 31, 2012		For the Year Ended August 31, 2011		For the Year Ended August 31, 2010		For the Year Ended August 31, 2009		For the Year Ended August 31, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.0001		0.0003		0.0002		0.0003		0.0074		0.0307
Net gains (losses) on securities	—(a	)	—(a	)	—(a	)	—(a	)	—(a	)	—(a	)

Total net income from investment operations	0.0001		0.0003		0.0002		0.0003		0.0074		0.0307

Less dividends and distributions:
Dividends (from net investment income)	(0.0001)		(0.0003)		(0.0002)		(0.0003)		(0.0074)		(0.0307)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.01%(b	)	0.03%		0.02%		0.03%		0.74%		3.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$674,386		$641,711		$721,145		$593,570		$545,194		$319,387
Ratios of expenses to average net assets(c)	0.26%(d	)	0.25%		0.27%		0.31%		0.69%		0.90%
Ratios of net investment income to average net assets	0.01%(d	)	0.02%		0.02%		0.02%		0.65%		2.94%

(a)	Amount is less than $0.00005 per share.

(b)	Not annualized.

(c)	Without the waiver of advisory fees, distribution fees, and/or reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.18% (annualized) for the six months ended February 28, 2013 and 1.15%, 1.12%, 1.18%, 1.24% and 1.23% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

10

THE RBB FUND, INC.

Money Market Portfolio

Financial Highlights (Concluded)

(For a Share Outstanding Throughout each Year)

	The Sansom Street Class

	For the Six Months Ended February 28, 2013 (Unaudited)		For the Year Ended August 31, 2012		For the Year Ended August 31, 2011		For the Year Ended August 31, 2010		For the Year Ended August 31, 2009		For the Year Ended August 31, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.0002		0.0004		0.0006		0.0010		0.0121		0.0365
Net gains (losses) on securities	—(a	)	—(a	)	—(a	)	—(a	)	—(a	)	—(a	)

Total net income from investment operations	0.0002		0.0004		0.0006		0.0010		0.0121		0.0365

Less dividends and distributions:
Dividends (from net investment income)	(0.0002)		(0.0004)		(0.0006)		(0.0010)		(0.0121)		(0.0365)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.02%(b	)	0.05%		0.06%		0.10%		1.21%		3.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$662		$240		$19,520		$37,708		$32,496		$28,749
Ratios of expenses to average net assets(c)	0.24%(d	)	0.23%		0.23%		0.24%		0.25%		0.31%
Ratios of net investment income to average net assets	0.03%(d	)	0.04%		0.06%		0.09%		0.93%		3.64%

(a)	Amount is less than $0.00005 per share.

(b)	Not annualized.

(c)	Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.53% (annualized) for the six months ended February 28, 2013 and 0.50%, 0.47%, 0.54%, 0.60% and 0.60% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

11

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements

February 28, 2013

(Unaudited)

1. Summary of Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio (“Portfolio”).

RBB has authorized capital of one hundred billion shares of common stock of which 80.573 billion shares are currently classified into one hundred and forty-two classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Portfolio has issued shares with a par value of $0.001.

SECURITY VALUATION — Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of net assets).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Portfolio’s net assets carried at fair value:

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$684,882,717	$—	$684,882,717	$—

*	Please refer to the Schedule of Investments for industry and security type breakouts.

Securities held in the Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

12

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2013, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — The Fund records security transactions based on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution fee and service organization fees, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolio.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily, recorded on the ex-dividend date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES — No provision is made for federal income taxes. It is the Company’s intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

13

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

REPURCHASE AGREEMENTS — Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Portfolio’s custodian or an authorized securities depository. In the event the counterparty defaults and the fair value of the collateral declines, the Portfolio could experience losses, delays and costs in liquidating the collateral.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Investment Adviser and Other Services

Pursuant to an Investment Advisory and Administration Agreement, BlackRock Advisors LLC (the “Adviser” or “BALLC”), an indirect wholly owned subsidiary of BlackRock, Inc., serves as investment adviser and administrator for the Portfolio.

BALLC (assignee of BlackRock Institutional Management Corporation) and BNY Mellon Investment Servicing (US) Inc, (“BNY Mellon”), have entered into a delegation agreement on behalf of the Portfolio, wherein BNY Mellon has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BALLC.

For its advisory services, BALLC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio’s average daily net assets:

Annual Rate
0.45% of first $250 million of net assets;
0.40% of next $250 million of net assets; and
0.35% of net assets in excess of $500 million.

The Adviser has contractually agreed to waive fees and/or reimburse expenses for the Portfolio such that total annual Portfolio operating expenses after fee waivers and/or expense reimbursements (excluding certain Portfolio expenses) do not exceed 0.25%. The following expenses are excluded from the contractual limitation: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with U.S. GAAP; (ii) expenses

14

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; (iv) distribution and servicing (12b-1) fees; and (v) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Portfolio’s business, if any, of the Bedford Shares and the Sansom Street Shares of the Portfolio. This contractual limitation is in effect through December 31, 2013 and may not be terminated without the approval of the Company’s Board of Directors. The Adviser may terminate this arrangement at any time after December 31, 2013. Prior to December 20, 2011, the Adviser voluntarily waived a portion of its management fees and/or reimbursed expenses for the Portfolio.

For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2013, advisory fees and waivers were as follows:

Gross Advisory and Administration Fee	Waiver	Net Advisory and Administration Fee
$1,297,178	$(898,136)	$399,042

As of February 28, 2013, the Portfolio owed BALLC $99,515 in advisory and administration fees.

For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Portfolio’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon provides certain custodian services to the Portfolio and is entitled to receive out of pocket expenses.

BNY Mellon may also voluntarily waive a portion of their fees and/or reimburse expenses.

The Portfolio, on behalf of the Bedford Class of shares of the Portfolio, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Portfolio has entered into a Distribution Agreement with Foreside Funds Distributors LLC (“Foreside Distributors”).

The Plan provides for the Bedford Class to make monthly payments, based on average net assets, to Foreside Distributors of up to 0.65% on an annualized basis. Foreside Distributors may voluntarily waive these fees at its discretion. For the six months ended February 28, 2013, distribution fees paid to Foreside Distributors for the Bedford Class were as follows:

	Gross Distribution Fee	Waiver	Net Distribution Fee
Bedford Class	$2,062,087	$(1,985,850)	$76,237

The Portfolio will not pay BALLC, BNY Mellon or Foreside Distributors at a later time for any amounts waived or assumed.

15

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

The Portfolio has entered into service agreements with BNY Mellon which render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares.

3. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Portfolio during the six months ended February 28, 2013 was $26,352. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Portfolio or the Company.

4. Federal Income Tax Information

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

The Portfolio has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolio to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolio has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolio is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2012, the Portfolio had $10,676 of undistributed ordinary income for federal tax purposes.

The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for Federal income tax purposes. Short-term capital gains are reported as ordinary income dividends for Federal income tax purposes.

The tax character of dividends and distributions paid during the last fiscal year was as follows:

Ordinary Income
2012	$182,888

Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses

16

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Concluded)

February 28, 2013

(Unaudited)

incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year end subject to the Modernization Act was August 31, 2012. During the fiscal year ended August 31, 2012, the Fund did not utilize any prior year capital loss carry forwards. As of August 31, 2012, the Portfolio had no pre- or post-enactment capital loss carry forwards.

5. Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

THE RBB FUND, INC.

Money Market Portfolio

Additional Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Bedford	(800) 888-9723
Sansom Street	(800) 430-9618

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

18

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

BlackRock Advisors LLC

100 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

The Bedford Class

of

The RBB Fund, Inc.

Money Market

Portfolio

Semi-Annual Report

February 28, 2013

(Unaudited)

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it’s possible to lose money by investing in the Portfolio.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolio.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2013

(UNAUDITED)

Fellow Shareholder:

During the most recent semiannual reporting period ended February 28, 2013, the Bogle Small Cap Growth Fund (the “Fund”) outperformed its benchmark by +4.95%, returning +17.97% for both the Investor and Institutional shares net of fees, while the unmanaged Russell 2000® index of smaller companies gained +13.02%. Equity markets posted robust gains over the last six months, advancing steadily from the middle of November through the middle of February. Concerns about European sovereign debt issues, which affected global markets in 2011 and early 2012, seemed to fade, while U.S. economic indicators continued to strengthen. U.S. investors appeared optimistic about corporate earnings growth, employment and the housing market. Limits on government spending increases due to budget triggers seemed to be perceived positively by investors as a means to rein in spendthrift politicians, as opposed to a significant threat to economic growth. The Federal Reserve remained highly accommodative, providing additional support to U.S. equity markets. As investors became less concerned about the general risks of equity investing, the extremely high correlations of stock price movements of the previous two years dropped significantly. A more moderate correlation environment tends to provide a more favorable backdrop for our investment strategy, confirmed by the Fund’s nearly five percentage point advantage over its benchmark for the period. The market environment is discussed further in the next section of this letter, followed by more detailed semiannual performance evaluation, including investment model performance and performance attribution. We then present the fundamental characteristics of the Fund and its benchmark, highlighting the Fund’s above-benchmark median expected growth rate and below-benchmark price-based ratios (as has been the case for almost four years). Finally, we close with an update on developments at Bogle Investment Management, L.P.

INVESTMENT PERFORMANCE — PERIODS ENDING FEBRUARY 28, 2013

BOGLE FUND VS. RUSSELL 2000® BENCHMARK

All Fund returns are presented net of fees and include the reinvestment of all dividends and other earnings. Multi-year period returns are annualized. Returns shown represent past performance and do not guarantee future results. Current performance may be lower or higher than the returns shown above. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns current to the most recent month-end may be obtained at 1-877-264-5346. The figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s annual operating expenses, as stated in the current prospectus, are 1.51% for the Institutional Class and 1.60% for the Investor Class, prior to fee waivers.

1

Market Environment. As mentioned in our introduction, U.S. equity market performance was generally positive in the semiannual reporting period. According to Russell benchmarks, small cap stocks outperformed large cap stocks, with most of the advantage occurring in December and January, and cumulating to more than three percentage points for the period overall (Russell 2000® up +13.02%, Russell 1000® up +9.72%). The Russell 2000® Value Index started to outperform the Russell 2000® Growth Index on September 13th, which was also the date that the Federal Reserve announced round three of its bond purchase program, known as quantitative easing, or QE3. Small cap value stocks held onto their performance advantage for the balance of the semiannual period, and the Value Index gained +14.56%, while the Growth Index returned +11.44%. Among small cap stocks (categorized using our eight proprietary sectors), the industrial sector was the strongest performer, while energy and consumer growth were the weakest. Market volatility was low throughout the semiannual period, with the CBOE Volatility Index® (VIX®) level of implied, expected volatility averaging 15.5. Two small spikes in volatility occurred, one in late-December and another in late-February, but these increases proved to be temporary.

Investment Philosophy and Process. While our investment process has evolved over time as new insights have been added, our core investment principles have not changed since we began managing the Fund more than thirteen years ago. Our philosophy continues to rest on the belief that, in the long run, companies that offer the most attractive combination of good earnings prospects, reasonable share price, and conservative financial reporting will be rewarded by investors; however, over the short-term, valuations can become distorted due to fads or fears that allow stocks to become disconnected from fundamental values. In general, predictable behavioral biases, whether by Wall Street analysts, corporate managers, and/or traders in the marketplace, can create opportunities to earn excess returns. We believe that because these opportunities are behavioral and thus very slow to change, they can be exploited with carefully designed quantitative tools. We also recognize that there are limits to the amount of capital that can be employed to harvest these opportunities and the frequency with which we discover them, so we attempt to preserve our ability to add value for our clients by strictly controlling the asset base we are willing to manage (a marked contrast, we believe, to the asset gatherers that dominate this industry, who seem to want to take your money, with little regard for the impact on their ability to effectively manage it). Finally, we believe that process evolution through continuous research is the only way to maintain a competitive advantage and add value through time. To that end, while our investment process today is conceptually the same as it was thirteen years ago, much of the underlying data have changed over time as we’ve learned new things about how investor behaviors influence security valuations. Our objective, as always, is an investment process that can add value over time, and in a variety of market environments.

Performance Attribution. In the latest semiannual period, the Fund outperformed its benchmark as our composite investment model produced positive stock picking performance. Attribution analysis shows that our modest factor and sector exposures (relative to the benchmark) had no meaningful impact on performance. On a standalone basis, within our small cap investable universe, all the sub-models that combine to form our composite investment model added value during the semiannual period. Our shorter-term, non-fundamental sub-models produced the most consistently positive performance, while relative valuation sub-model returns turned positive in October. Earnings expectations and financial quality model performance was mixed, with recent positive contributions boosting value added for the semiannual period. Stock selection was positive in all sectors except consumer cyclical and technology stocks, with selection in consumer growth stocks contributing the most to relative performance. The dichotomy between the good performance of our composite model and the mixed performance of the sub-models that combine to form it is not unusual, and is also an affirmation of our conviction that the contextual nature of each sub-model’s information is much more important than the standalone information it provides. We continue to maintain a

2

diversified portfolio of 150 to 200 stocks; this diversification helps us to minimize the impact any single stock can have on total Fund performance. At the end of the semiannual period, the Fund held 161 stocks and the largest holding represented 1.4% of portfolio assets. Approximately 80% of the Fund was invested in about 80 positions.

Investment Positioning. As of the end of February 2013, the Fund’s median market capitalization was below that of the benchmark, as we have continued to take advantage of our small size in pursuit of these smaller, generally more rewarding opportunities. The Fund continues to have a higher median analysts’ expected long-term earnings growth rate than the benchmark, due to our tendency to avoid stocks that are expected to have very slow long-term earnings growth. We find that we do not get rewarded as much with successful investments in low growth companies, so we explicitly leave many of them out of the investment process. The Fund also has maintained its attractive valuation exposure, with price-to-earnings and price-to-sales ratios below the benchmark. Note that small deviations from the benchmark reflected in the fundamental characteristics (and sector exposures) of the Fund arise from the bottom up stock selection process and do not reflect attempts to actively time styles or sectors.

Selected risk statistics for the Fund and benchmark are presented in the second half of the table to the right. Total Fund volatility, as measured by the annualized standard deviation of daily returns, was below long-term levels in the semiannual period, averaging 14.4% versus 25.8% since the Fund’s inception. Fund volatility was in line with that of the benchmark. Active volatility, or the variability of the difference between the Fund and benchmark daily returns, was also below long-term levels, at 4.1% versus 6.6% since Fund inception.

FUNDAMENTAL CHARACTERISTICS FEBRUARY 28, 2013
Median	BOGLX*	Russell 2000®
Market Cap. ($mil.)	$969	$1,300
Estimated Long-Term Earnings Growth Rate**	14.7%	13.4%
Price/Historical Earnings	18.2x	18.9x
Price/Forward Earnings	14.6x	16.0x
Price/Sales	0.9x	1.9x

* The Bogle Small Cap Growth Fund Investor Shares. Median characteristics refer to the Fund’s holdings, not the Fund itself.

** The Estimated Long-Term Earnings Growth Rate is calculated for the Fund’s portfolio of companies and the benchmark companies from First Call analysts’ median estimated earnings growth rate over the next 3 to 5 years. This figure is not indicative of future performance of the Fund; the portfolio and benchmark companies’ actual earnings growth rate will vary from this figure.

RISK STATISTICS* SEMI ANNUAL PERIOD
Measurement	BOGLX	Russell 2000®
Standard Deviation	14.4%	14.0%
Active Volatility	4.1%
Beta with Russell 2000®	0.98
Average Cash	1.1%

* Risk statistics apply to the Fund and benchmark. Standard deviation is a statistical measure of the range of performance. Active volatility is the standard deviation of the difference between the Fund and benchmark performance. Beta is a measure of a portfolio’s sensitivity to market movement.

Progress at Bogle Investment Management, L.P. At the end of February 2013, assets in the Fund were $137 million, up $32 million from a year ago, representing $20 million in appreciation and $12 million in net investor inflows. The Fund is open to new shareholders and we continue to have capacity for some additional asset growth. We remain committed to monitoring Fund growth, growth in overall firm assets, and

3

market liquidity conditions to determine when it is appropriate to reclose our investment strategies. We anticipate that if and when we reclose the Fund we will be able to remain open for existing shareholders and financial advisers, as we did when we closed in 2002. Finally, there have been no changes to the investment team, and the team members have now been together for eight years or more.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

As always, please let us know if there is any way we can improve your investment experience with us.

Respectfully,

Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

The Fund’s investment adviser, Bogle Investment Management, L.P., has contractually agreed to waive management fees and reimburse expenses through December 31, 2013 to the extent that total annual Fund operating expenses exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. The Adviser, in its discretion, has the right to extend this waiver.

The Russell 2000® is an index of stocks 1001 through 3000 in the Russell 3000® Index as ranked by total market capitalization. A direct investment in the index is not possible. The Russell ® Indexes are a trademark of the Frank Russell Company (“FRC”). FRC is the owner of the copyrights relating to the Russell Indexes and is the source of the Performance Values for the Russell Indexes.

Investing in small companies can involve more volatility, less liquidity and less available information than investing in large companies.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2012 through February 28, 2013, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2012	ENDING ACCOUNT VALUE FEBRUARY 28, 2013	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$1,179.70	$6.76
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

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FUND EXPENSE EXAMPLES (CONCLUDED)

(UNAUDITED)

	INVESTOR CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2012	ENDING ACCOUNT VALUE FEBRUARY 28, 2013	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$1,179.70	$7.30
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76

*Expenses	are equal to the Fund’s annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total investment return for each class of 17.97% for the Institutional Class and 17.97% for the Investor Class.

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PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2013

(UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

SECURITY TYPE & SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE

COMMON STOCKS:
Consumer Growth	22.6%	$30,916,977
Industrial	18.6	25,550,731
Financial	17.8	24,366,034
Consumer Cyclical	16.0	21,965,760
Technology	14.2	19,411,987
Energy	5.6	7,630,721
Basic Industry	3.3	4,478,714
Utility	0.4	566,520
SHORT-TERM INVESTMENTS	1.6	2,191,722
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(136,682)

NET ASSETS	100.0%	$136,942,484

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE

COMMON STOCKS—98.5%
BASIC INDUSTRY—3.3%
Eagle Materials, Inc.	17,731	$1,140,280
Gibraltar Industries, Inc. *	13,028	223,430
Headwaters, Inc. *	142,217	1,338,261
Huntsman Corp.	81,705	1,407,777
Methanex Corp.	500	18,290
Steel Dynamics, Inc.	22,965	350,676

		4,478,714

CONSUMER CYCLICAL—16.0%
ANN, Inc. *	40,314	1,140,482
Ascent Capital Group, Inc., Class A *	14,608	1,001,962
Big 5 Sporting Goods Corp.	20,998	327,359
Brown Shoe Co., Inc.	68,562	1,124,417
Central Garden and Pet Co.,Class A *	1,100	9,603
Core-Mark Holding Co., Inc.	20,726	993,190
Einstein Noah Restaurant Group, Inc.	23,287	312,977
Goodyear Tire & Rubber Co., (The) *	92,429	1,199,728
Harry Winston Diamond Corp. (CA) *	86,700	1,353,387
Haverty Furniture Co., Inc.	18,798	344,943
Hot Topic, Inc.	116,533	1,258,556
Journal Communications, Inc., Class A *	1,300	7,111
Kimball International, Inc., Class B	60,217	554,599
Krispy Kreme Doughnuts, Inc. *	114,620	1,512,984
MarineMax, Inc. *	3,794	49,132
Multimedia Games Holding Co., Inc. *	95,502	1,785,887
Nautilus, Inc. *	215,437	1,232,300
Nexstar Broadcasting Group, Inc., Class A	101,561	1,509,196
Perry Ellis International, Inc.	1,899	30,802
Pool Corp.	26,215	1,198,550
PulteGroup, Inc. *	54,194	1,039,441

	NUMBER OF SHARES	VALUE

CONSUMER CYCLICAL—(CONTINUED)
Republic Airways Holdings, Inc. *	141,481	$1,331,336
Stage Stores, Inc.	50,525	1,247,462
Town Sports International Holdings, Inc.	15,612	144,723
United Stationers, Inc. *	34,686	1,255,633

		21,965,760

CONSUMER GROWTH—22.6%
Accuray, Inc. *	90,955	388,379
Albany Molecular Research, Inc. *	154,670	1,249,733
Allscripts Healthcare Solutions, Inc. *	119,623	1,521,605
AMAG Pharmaceuticals, Inc. *	19,233	318,306
AMN Healthcare Services, Inc. *	119,696	1,687,714
Anika Therapeutics, Inc. *	9,997	124,463
Charles River Laboratories International, Inc. *	31,601	1,287,425
Cott Corp.	132,715	1,267,428
Cyberonics, Inc. *	26,547	1,214,525
Cynosure, Inc., Class A *	46,587	1,319,810
Dean Foods Co. *	77,535	1,287,081
Emergent Biosolutions, Inc. *	80,130	1,241,214
Enzon Pharmaceuticals, Inc.	68,346	289,104
Farmer Bros Co. *	8,403	106,634
Gentiva Health Services, Inc. *	99,793	1,049,822
Hillshire Brands Co.	37,365	1,210,626
ICON PLC, ADR*	42,596	1,327,291
Ingredion, Inc.	18,216	1,205,899
John B. Sanfilippo & Son, Inc.	1,612	30,725
Lannett Co., Inc. *	9,378	77,462
Medifast, Inc. *	54,482	1,262,893
Molina Healthcare, Inc. *	41,979	1,339,550
Myriad Genetics, Inc. *	45,199	1,148,959
PAREXEL International Corp. *	37,385	1,296,886

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE

CONSUMER GROWTH—(CONTINUED)
Providence Service Corp., (The) *	42,633	$728,172
Santarus, Inc. *	7,343	97,442
Select Medical Holdings Corp.	144,533	1,335,485
SurModics, Inc. *	53,097	1,346,540
Syneron Medical Ltd. *	35,700	366,639
Thoratec Corp. *	36,514	1,285,658
Vascular Solutions, Inc. *	31,956	485,092
Warner Chilcott PLC, Class A	91,486	1,235,976
West Pharmaceutical Services, Inc.	12,950	782,439

		30,916,977

ENERGY—5.6%
Advanced Energy Industries, Inc. *	85,317	1,539,119
Alon USA Energy, Inc.	83,154	1,620,671
Cosan Ltd., Class A	53,110	1,091,942
Global Geophysical Services, Inc. *	12,582	29,442
Green Plains Renewable Energy, Inc. *	12,283	116,320
Matrix Service Co. *	100	1,556
Penn Virginia Corp.	330	1,343
Petrobras Argentina SA, ADR *	27,436	127,303
Tesoro Corp.	23,240	1,307,018
Western Refining, Inc.	50,042	1,796,007

		7,630,721

FINANCIAL—17.8%
Altisource Asset Management Corp. *	854	110,807
Artio Global Investors, Inc.	34,532	93,927
Axis Capital Holdings Ltd.	26,509	1,079,712
BBVA Banco Frances SA, ADR *	16,746	67,654
Calamos Asset Management, Inc., Class A	119,843	1,339,845
Cardinal Financial Corp.	9,632	153,438
Consumer Portfolio Services, Inc. *	154,031	1,270,756

	NUMBER OF SHARES	VALUE

FINANCIAL—(CONTINUED)
Ellie Mae, Inc. *	43,085	$874,626
Erie Indemnity Co., Class A	14,887	1,089,728
Euronet Worldwide, Inc. *	53,266	1,285,841
First American Financial Corp.	52,089	1,265,242
Genworth Financial, Inc., Class A *	220,200	1,880,508
Interactive Brokers Group, Inc., Class A	84,405	1,241,598
Investment Technology Group, Inc. *	103,555	1,254,051
LPL Financial Holdings, Inc.	22,132	697,822
MCG Capital Corp.	13,066	58,797
Meadowbrook Insurance Group, Inc.	68,642	482,553
Nelnet, Inc., Class A *	39,023	1,294,783
Ocwen Financial Corp.	28,669	1,130,132
Old Republic International Corp.	104,020	1,249,280
Phoenix Cos, Inc. (The) *	15,547	390,230
Piper Jaffray Cos., Inc. *	32,870	1,267,796
Provident Financial Holdings, Inc.	60,132	1,028,257
Safety Insurance Group, Inc.	10,233	480,951
Stewart Information Services Corp.	49,653	1,149,467
SWS Group, Inc. *	11,605	74,388
Tree.com, Inc.	17,050	297,182
United Fire Group, Inc.	25,618	629,690
Washington Federal, Inc.	64,215	1,126,973

		24,366,034

INDUSTRIAL—18.6%
AAON, Inc.	9,367	225,370
AECOM Technology, Corp. *	12,785	387,512
AerCap Holdings N.V. *	83,347	1,293,545
AGCO Corp.	1,849	95,187
AMERCO, Inc.	9,255	1,394,821
American Railcar Industries, Inc.	32,344	1,411,492
Argan, Inc.	23,002	384,823

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE

INDUSTRIAL—(CONTINUED)
Barrett Business Services, Inc.	28,568	$1,247,850
Corelogic, Inc. *	49,759	1,289,256
Crane Co.	8,434	453,581
EnerNOC, Inc. *	1,200	19,788
Exelis, Inc.	9,500	98,040
Graphic Packaging Holding Co. *	167,604	1,243,622
Insteel Industries, Inc.	30,120	478,607
LB Foster Co., Class A	21,714	958,890
Manitowoc Co., Inc. (The)	77,339	1,432,318
Mueller Water Products, Inc., Class A	227,636	1,279,314
MYR Group, Inc. *	53,065	1,231,639
NACCO Industries, Inc., Class A	6,333	367,884
Perceptron, Inc.	19,868	122,784
Ryder System, Inc.	23,734	1,333,851
Spirit Aerosystems Holdings, Inc., Class A *	43,517	757,631
Stealthgas, Inc. *	111,674	1,169,227
Steelcase, Inc., Class A	115,067	1,628,198
Swift Transportation Co. *	99,954	1,352,378
Taser International, Inc. *	181,593	1,352,868
UniFirst Corp.	15,162	1,266,633
Viad Corp.	46,381	1,273,622

		25,550,731

TECHNOLOGY—14.2%
Aspen Technology, Inc. *	42,624	1,311,113
Benchmark Electronics, Inc. *	7,095	123,595
Brightcove, Inc. *	114,158	719,195
Brocade Communications Systems, Inc. *	219,236	1,229,914
Cbeyond, Inc. *	14,393	101,039
Concurrent Computer Corp.	128,015	894,825
Cray, Inc. *	72,730	1,407,326
Daktronics, Inc.	120,885	1,234,236
EarthLink, Inc.	215,210	1,250,370
Giant Interactive Group, Inc., ADR	42,758	265,100
IDT Corp., Class B	24,990	252,649
Infoblox, Inc. *	59,925	1,263,818

	NUMBER OF SHARES	VALUE

TECHNOLOGY—(CONTINUED)
Kulicke & Soffa Industries, Inc. *	115,018	$1,244,495
LSI Corp. *	159,934	1,113,141
Magnachip Semiconductor Corp. *	88,057	1,386,898
Manhattan Associates, Inc. *	2,285	159,630
Move, Inc. *	51,917	506,710
NetSol Technologies, Inc. *	13,873	160,649
ReachLocal, Inc. *	36,834	461,530
RF Micro Devices, Inc. *	147,769	681,215
Sierra Wireless, Inc. (CA) *	14,034	158,444
Spansion, Inc., Class A *	1,700	19,992
support.com, Inc. *	4,040	15,756
Telenav, Inc. *	123,287	876,571
Unisys Corp. *	56,391	1,295,865
United Online, Inc.	216,595	1,277,911

		19,411,987

UTILITY—0.4%
Atlantic Tele-Network, Inc.	1,460	68,619
Just Energy Group, Inc. (CA)	58,230	437,890
NV Energy, Inc.	2,089	41,279
PNM Resources, Inc.	834	18,732

		566,520

TOTAL COMMON STOCKS (Cost $119,178,116)		134,887,444

SHORT-TERM INVESTMENTS—1.6%
BofA Cash Reserves Fund	2,191,722	2,191,722

TOTAL SHORT-TERM INVESTMENTS (Cost $2,191,722)		2,191,722

TOTAL INVESTMENTS—100.1% (Cost $121,369,838)		137,079,166

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(136,682)

NET ASSETS—100.0%		$136,942,484

* Non-income producing.

ADR — American Depositary Receipt.

SP ADR — Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2013

(UNAUDITED)

ASSETS
Investments, at value (cost $121,369,838)	$137,079,166
Receivables for:
Investments sold	4,128,103
Capital shares sold	178,371
Dividends and interest	93,235
Prepaid expenses and other assets	26,170

Total assets	141,505,045

LIABILITIES
Payables for:
Investments purchased	4,221,847
Capital shares redeemed	146,535
Investment advisory fees and shareholder servicing fees	94,042
Directors’ and officers’ fees	964
Other accrued expenses and liabilities	99,173

Total liabilities	4,562,561

Net assets	$136,942,484

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$5,376
Paid-in capital	149,329,738
Undistributed net investment income	495,323
Accumulated net realized loss from investments	(28,597,281)
Net unrealized appreciation on investments	15,709,328

Net assets	$136,942,484

INSTITUTIONAL CLASS
Net assets	$70,671,173

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,752,879

Net asset value, offering and redemption price per share	$25.67

INVESTOR CLASS
Net assets	$66,271,311

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,622,642

Net asset value, offering and redemption price per share	$25.27

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013

(UNAUDITED)

INVESTMENT INCOME
Dividends Interest (net of foreign withholding taxes of $6,986)	$1,392,036

Total investment income	1,392,036

EXPENSES
Advisory fees	580,499
Administration and accounting fees	91,261
Transfer agent fees	75,946
Shareholder servicing fees (Investor Class)	30,316
Professional fees	24,091
Custodian fees	20,165
Registration and filing fees	16,009
Printing and shareholder reporting fees	15,046
Directors’ and officers’ fees	14,864
Insurance fees	5,283
Other expenses	2,222

Total expenses before waivers	875,702
Less: waivers	(119,762)

Net expenses after waivers	755,940

Net investment income	636,096

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	9,849,095
Net change in unrealized appreciation on investments	8,653,028

Net realized and unrealized gain from investments	18,502,123

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,138,219

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$636,096	$(299,764)
Net realized gain from investments	9,849,095	1,901,161
Net change in unrealized appreciation on investments	8,653,028	9,693,740

Net increase in net assets resulting from operations	19,138,219	11,295,137

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	18,943,987	11,052,767
Distributions for shares redeemed	(5,903,849)	(5,824,270)

Total Institutional Class	13,040,138	5,228,497
Investor Class
Proceeds from shares sold	4,684,344	2,489,549
Distributions for shares redeemed	(6,457,563)	(24,904,604)

Total Investor Class	(1,773,219)	(22,415,055)

Net increase/(decrease) in net assets from capital share transactions	11,266,919	(17,186,558)

Total increase/(decrease) in net assets	30,405,138	(5,891,421)
NET ASSETS
Beginning of period	106,537,346	112,428,767

End of period	$136,942,484	$106,537,346

Undistributed accumulated net investment income/(loss), end of period	$495,323	$(140,773)

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2012
INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Institutional Class
Shares sold	765,916	542,636
Shares redeemed	(243,289)	(286,909)

Total Institutional Class	522,627	255,727
Investor Class
Shares sold	192,570	123,453
Shares redeemed	(277,625)	(1,297,522)

Total Investor Class	(85,055)	(1,174,069)

Total increase/(decrease) in shares outstanding derived from share transactions	437,572	(918,342)

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL CLASS
	FOR THE SIX MONTHS ENDED 2/28/13		FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10	FOR THE YEAR ENDED 8/31/09	FOR THE YEAR ENDED 8/31/08
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$21.76		$19.38	$14.81	$14.03	$17.35	$24.61

Net investment gain/(loss)*	0.13		(0.04)	(0.10)	(0.07)	(0.05)	(0.13)
Net realized and unrealized gain/(loss) from investments	3.78		2.42	4.67	0.85	(3.27)	(3.99)

Net increase/(decrease) in net assets resulting from operations	3.91		2.38	4.57	0.78	(3.32)	(4.12)

Distributions to shareholders from:

Net realized capital gains	—		—	—	—	—	(3.14)

Net asset value, end of period	$25.67		$21.76	$19.38	$14.81	$14.03	$17.35

Total investment return(1)	17.97	%(2)	12.28%	30.86%	5.56%	(19.08)%	(19.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$70,671		$48,526	$38,274	$31,714	$35,571	$84,546
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(3)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements	1.45	%(3)	1.51%	1.44%	1.51%	1.57%	1.44%
Ratio of net investment gain/(loss) to average net assets	1.15	%(3)	(0.21)%	(0.48)%	(0.48)%	(0.44)%	(0.64)%
Portfolio turnover rate	119.44	%(2)	288.88%	302.71%	196.03%	159.14%	162.10%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Not annualized

(3)	Annualized

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INVESTOR CLASS
	FOR THE SIX MONTHS ENDED 2/28/13		FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10	FOR THE YEAR ENDED 8/31/09	FOR THE YEAR ENDED 8/31/08
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$21.42		$19.10	$14.61	$13.86	$17.14	$24.38

Net investment gain/(loss)*	0.12		(0.07)	(0.12)	(0.09)	(0.06)	(0.14)
Net realized and unrealized gain/(loss) from investments	3.73		2.39	4.61	0.84	(3.22)	(3.96)

Net increase/(decrease) in net assets resulting from operations	3.85		2.32	4.49	0.75	(3.28)	(4.10)

Distributions to shareholders from:

Net realized capital gains	—		—	—	—	—	(3.14)

Net asset value, end of period	$25.27		$21.42	$19.10	$14.61	$13.86	$17.14

Total investment return(1)	17.97	%(2)	12.15%	30.73%	5.41%	(19.14)%	(19.45)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$66,271		$58,011	$74,155	$48,446	$53,379	$82,477
Ratio of expenses to average net assets with waivers and reimbursements	1.35	%(3)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and reimbursements	1.55	%(3)	1.60%	1.54%	1.62%	1.67%	1.54%
Ratio of net investment gain/(loss) to average net assets	1.05	%(3)	(0.36)%	(0.58)%	(0.58)%	(0.56)%	(0.74)%
Portfolio turnover rate	119.44	%(2)	288.88%	302.71%	196.03%	159.14%	162.10%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Not annualized

(3)	Annualized

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

RBB has authorized capital of one hundred billion shares of common stock of which 8.573 billion shares are currently classified into one hundred and forty-two classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

17

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TOTAL INVESTMENTS*	$137,079,166	$137,079,166	$ —	$ —

*	See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

18

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

19

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

2.	INVESTMENT ADVISER AND OTHER SERVICES

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2013 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2013.

The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six months ended February 28, 2013, investment advisory fees and waivers of the Fund were as follows:

GROSS ADVISORY FEES	WAIVERS	NET ADVISORY FEES
$580,499	$(112,506)	$467,993

The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

In addition to serving as the Fund’s investment adviser, the Adviser provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund’s Investor Class.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon has voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the six months ended February 28, 2013, administration and accounting fees and waivers of the Fund were as follows:

GROSS ADMINISTRATION AND ACCOUNTING FEES	WAIVERS	NET ADMINISTRATION AND ACCOUNTING FEES
$91,261	$(7,256)	$84,005

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

20

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3.	DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2013 was $7,668. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4.	INVESTMENT IN SECURITIES

For the six months ended February 28, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

INVESTMENT SECURITIES
PURCHASES	SALES
$150,090,050	$138,479,849

5.	FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

21

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

As of February 28, 2013, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$121,369,838	$18,131,278	$(2,421,950)	$15,709,328

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

CAPITAL LOSS CARRYFORWARD	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION
$(37,834,958)	$—	$—	$6,444,882

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was August 31, 2012.

As of August 31, 2012, the Fund had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

AUGUST 31, 2017	AUGUST 31, 2018	TOTAL
$11,517,227	$26,317,731	$37,834,958

22

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(UNAUDITED)

As of August 31, 2012, the Fund did not have any post-enactment capital loss carryforwards.

6.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

24

Investment Adviser

Bogle Investment Management, L.P.

2310 Washington Street

Suite 310

Newton Lower Falls, MA 02462

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

BOGLE INVESTMENT MANAGEMENT

SMALL CAP

GROWTH FUND

of THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2013

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

FREE MARKET FUNDS

Semi-Annual Investment Adviser’s Report

February 28, 2013

(Unaudited)

Dear Fellow Shareholder,

The Free Market Funds (the “Funds”) have continued to gain assets and have surpassed the $3 billion mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

For the six months ended February 28 ,2013, investors who remained invested and diversified have continued to experience the gains from the upward rally (despite a few bumps along the way) that started at the end of 2011. Global equity markets for over the six-month period have risen 11.25% as measured by the MSCI All Country World Index. Furthermore, U.S. stocks also performed well but did trail international markets slightly over the reporting period. The Barclays Capital US Government/Credit Intermediate Bond Index was also in the positive with a return of 0.70% for the reporting period.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Matson Money’s vehicles deliberately target specific risk and return trade offs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Daniel J List

Chief Compliance Officer and

Director of Portfolio Management

Matson Money, Inc.

1

FREE MARKET FUNDS

Performance Data

(Unaudited)

                                         Free Market U.S. Equity Fund

Total Returns for the Period Ended February 28, 2013
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market U.S. Equity Fund	14.38%	16.47%	14.69%	6.25%	6.56%
Russell 2500® Index	14.32%	15.17%	15.75%	7.92%	5.78%
Composite Index***	12.44%	15.45%	13.88%	5.76%	3.70%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Index and Russell 2000® Value Index, each weighted 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.96% (included in the ratio is 0.32% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $13.14 per share on February 28, 2013.

The Free Market U.S. Equity Fund’s underlying fund’s invest in small-cap and micro-cap stocks, large-cap and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                                         Free Market International Equity Fund

Total Returns for the Period Ended February 28, 2013
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market International Equity Fund	16.12%	6.95%	6.87%	0.17%	0.28%
MSCI World (excluding U.S.) Index	13.37%	8.75%	6.70%	-1.19%	-2.60%
Composite Index***	14.88%	7.63%	7.46%	-0.13%	-1.57%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.17% (included in the ratio is 0.52% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $9.10 per share on February 28, 2013.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

2

FREE MARKET FUNDS

Performance Data

(Unaudited)

                                         Free Market Fixed Income Fund

Total Returns for the Period Ended February 28, 2013
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market Fixed Income Fund	0.14%	1.43%	2.23%	2.57%	2.56%
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	0.73%	1.64%	1.91%	2.63%	2.97%
Composite Index***	0.18%	1.63%	2.83%	3.10%	3.42%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.82% (included in the ratio is 0.19% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.41 per share on February 28, 2013.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets and bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund expenses.

3

FREE MARKET FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2012 through February 28, 2013, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Free Market U.S. Equity Fund
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,143.80	$3.35
Hypothetical (5% return before expenses)	1,000.00	1,021.67	3.16

	Free Market International Equity Fund
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,161.20	$3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.62	3.21

4

FREE MARKET FUNDS

Fund Expense Examples (Concluded)

(Unaudited)

	Free Market Fixed Income Fund
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,001.40	$3.13
Hypothetical (5% return before expenses)	1,000.00	1,021.67	3.16

*	Expenses are equal to an annualized six-month expense ratio of 0.63% for the Free Market U.S. Equity Fund, 0.64% for the Free Market International Equity Fund and 0.63% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in their current prospectuses, were as follows:

Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
0.01%-0.13%	0.01%-0.28%	0.01%-0.07%

Each Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 14.38% for the Free Market U.S. Equity Fund, 16.12% for the Free Market International Equity Fund and 0.14% for the Free Market Fixed Income Fund.

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 28, 2013 (Unaudited)

	Number of Shares	Value

EQUITY FUNDS — 99.8%
U.S. Large Cap Value Portfolio III(a)	18,023,214	$342,260,829
U.S. Large Company Portfolio(a)	14,243,354	170,350,512
U.S. Micro Cap Portfolio(b)	10,921,930	170,382,103
U.S. Small Cap Portfolio(b)	7,013,723	170,643,891
U.S. Small Cap Value Portfolio(b)	10,025,655	284,929,122

TOTAL EQUITY FUNDS (Cost $855,443,461)		1,138,566,457

TOTAL INVESTMENTS — 99.8%
(Cost $855,443,461)		1,138,566,457

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,932,382

NET ASSETS — 100.0%		$1,140,498,839

Portfolio Holdings Summary Table

	% of Net Assets	Value
Equity Funds	99.8%	$1,138,566,457
Other Assets In Excess of Liabilities	0.2%	1,932,382

NET ASSETS	100.0%	$1,140,498,839

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 28, 2013 (Unaudited)

	Number of Shares	Value

INTERNATIONAL EQUITY FUNDS — 99.8%
Asia Pacific Small Company Portfolio(a)	430,037	$10,806,823
Canadian Small Company Series(c)	948,569	10,148,156
Continental Small Company Portfolio(a)	1,514,824	24,994,600
Continental Small Company Series(c)	25,888	1,273,257
DFA International Small Cap Value Portfolio(a)	19,676,946	332,540,390
DFA International Value Portfolio III(b)	16,095,314	248,511,641
Emerging Markets Portfolio(a)	1,595,686	43,642,022
Emerging Markets Small Cap Portfolio(a)	1,887,376	41,107,050
Emerging Markets Value Portfolio(a)	1,359,946	40,539,981
Japanese Small Company Portfolio(a)	1,168,989	19,288,318
Large Cap International Portfolio(a)	2,103,910	41,552,225
United Kingdom Small Company Portfolio(a)	267,400	8,000,609
United Kingdom Small Company Series(c)	156,027	7,203,758

TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $755,395,242)		829,608,830

TOTAL INVESTMENTS — 99.8%
(Cost $755,395,242)		829,608,830

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,329,915

NET ASSETS — 100.0%		$830,938,745

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.8%	$829,608,830
Other Assets In Excess of Liabilities	0.2%	1,329,915

NET ASSETS	100.0%	$830,938,745

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.
(c)	A portfolio of DFA Investment Trust Company.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 28, 2013 (Unaudited)

	Number of Shares	Value

FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio(a)	24,498,839	$273,652,032
DFA Inflation-Protected Securities Portfolio(a)	4,309,435	54,859,106
DFA Intermediate Government Fixed Income Portfolio(a)	10,096,285	131,453,630
DFA One-Year Fixed Income Portfolio(a)	25,961,180	268,178,992
DFA Short-Term Government Portfolio(a)	8,104,614	87,367,736
DFA Two-Year Global Fixed Income Portfolio(a)	27,229,058	273,652,032

TOTAL FIXED INCOME FUNDS (Cost $1,081,650,183)		1,089,163,528

TOTAL INVESTMENTS — 99.5%
(Cost $1,081,650,183)		1,089,163,528

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		5,986,398

NET ASSETS — 100.0%		$1,095,149,926

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.5%	$1,089,163,528
Other Assets In Excess of Liabilities	0.5%	5,986,398

NET ASSETS	100.0%	$1,095,149,926

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 28, 2013 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value †	$1,138,566,457	$829,608,830	$1,089,163,528
Cash and cash equivalents	2,682,732	1,930,442	7,951,103
Receivables
Receivable for capital shares sold	1,249,207	957,457	1,340,539
Prepaid expenses and other assets	60,173	51,422	58,874

Total assets	1,142,558,569	832,548,151	1,098,514,044

LIABILITIES
Payables
Investments purchased	1,000,000	883,754	2,277,091
Capital shares redeemed	414,768	242,524	478,397
Investment adviser	434,321	317,545	410,233
Administration and accounting fees	97,559	78,143	95,282
Other accrued expenses and liabilities	113,082	87,440	103,115

Total liabilities	2,059,730	1,609,406	3,364,118

Net assets	$1,140,498,839	$830,938,745	$1,095,149,926

NET ASSETS CONSISTS OF
Par value	$86,827	$91,318	$105,228
Paid-in capital	832,788,441	755,635,295	1,085,606,124
Accumulated net investment loss	(1,917,285)	(850,594)	(2,522,964)
Accumulated net realized gain from investments	26,417,860	1,849,138	4,448,193
Net unrealized appreciation on investments	283,122,996	74,213,588	7,513,345

Net assets	$1,140,498,839	$830,938,745	$1,095,149,926

Shares outstanding ($0.001 par value, 200,000,000 shares authorized)	86,826,767	91,317,915	105,228,388

Net asset value, offering and redemption price per share	$13.14	$9.10	$10.41

† Investment in non-affiliated funds, at cost	$855,443,461	$755,395,242	$1,081,650,183

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

Statements of Operations

For the Six Months Ended February 28, 2013

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
Investment Income
Dividends from non-affiliated funds	$12,023,368	$8,554,685	$8,150,375
Interest from non-affiliated funds	42	37	247

Total investment income	12,023,410	8,554,722	8,150,622

Expenses
Advisory fees (Note 2)	2,523,837	1,849,219	2,484,179
Administration and accounting fees (Note 2)	275,868	223,788	274,310
Transfer agent fees (Note 2)	143,495	116,317	141,863
Professional fees	66,006	42,173	64,209
Directors’ and officers’ fees	44,229	38,952	44,752
Custodian fees (Note 2)	37,669	30,547	37,311
Printing and shareholder reporting fees	36,400	33,598	36,106
Other expenses	32,702	51,597	33,197

Total expenses	3,160,206	2,386,191	3,115,927

Net investment income	8,863,204	6,168,531	5,034,695

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Non-affiliated funds	4,574,201	1,117,524	—
Capital gain distributions from non-affiliated fund investments	29,023,726	11,042,893	4,618,659
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	95,869,795	91,047,733	(8,878,493)

Net realized and unrealized gain/(loss) on investments	129,467,722	103,208,150	(4,259,834)

Net increase in net assets resulting from operations	$138,330,926	$109,376,681	$774,861

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
Increase in net assets from operations:
Net investment income	$8,863,204	$5,924,569
Net realized gain from investments	33,597,927	3,410,649
Net change in unrealized appreciation from investments	95,869,795	105,383,759

Net increase in net assets resulting from operations	138,330,926	114,718,977

Dividends and distributions to shareholders from:
Net investment income	(12,059,460)	(4,645,598)
Net realized capital gains	(6,612,476)	(5,493,112)

Net decrease in net assets from dividends and distributions to shareholders	(18,671,936)	(10,138,710)

Capital share transactions:
Proceeds from shares sold	158,991,230	258,102,377
Reinvestment of distributions	18,671,936	10,138,710
Shares redeemed	(90,337,807)	(118,454,130)

Net increase in net assets from capital shares	87,325,359	149,786,957

Total increase in net assets	206,984,349	254,367,224

Net assets:
Beginning of period	933,514,490	679,147,266

End of period	$1,140,498,839	$933,514,490

Accumulated/Undistributed net investment income/(loss), end of period	$(1,917,285)	$1,278,971

Capital share transactions:
Shares sold	12,821,825	23,791,485
Dividends and distributions reinvested	1,519,279	967,434
Shares redeemed	(7,315,719)	(10,712,741)

Total share transactions	7,025,385	14,046,178

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
Increase/(decrease) in net assets from operations:
Net investment income	$6,168,531	$12,401,565
Net realized gain from investments	12,160,417	3,089,680
Net change in unrealized appreciation (depreciation) from investments	91,047,733	(38,193,881)

Net increase/(decrease) in net assets resulting from operations	109,376,681	(22,702,636)

Dividends and distributions to shareholders from:
Net investment income	(13,261,063)	(11,517,635)
Net realized capital gains	(6,448,810)	(7,200,541)

Net decrease in net assets from dividends and distributions to shareholders	(19,709,873)	(18,718,176)

Capital share transactions:
Proceeds from shares sold	128,054,532	218,473,669
Reinvestment of distributions	19,709,873	18,718,176
Shares redeemed	(55,202,851)	(63,133,169)

Net increase in net assets from capital shares	92,561,554	174,058,676

Total increase in net assets	182,228,362	132,637,864

Net assets:
Beginning of period	648,710,383	516,072,519

End of period	$830,938,745	$648,710,383

Accumulated/Undistributed net investment income/(loss), end of period	$(850,594)	$6,241,938

Capital share transactions:
Shares sold	14,688,339	27,183,866
Dividends and distributions reinvested	2,234,680	2,482,517
Shares redeemed	(6,303,442)	(7,742,474)

Total share transactions	10,619,577	21,923,909

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
Increase in net assets from operations:
Net investment income	$5,034,695	$9,215,805
Net realized gain from investments	4,618,659	7,488,327
Net change in unrealized appreciation (depreciation) from investments	(8,878,493)	124,441

Net increase in net assets resulting from operations	774,861	16,828,573

Dividends and distributions to shareholders from:
Net investment income	(7,743,898)	(10,592,495)
Net realized capital gains	(5,959,159)	(3,877)

Net decrease in net assets from dividends and distributions to shareholders	(13,703,057)	(10,596,372)

Capital share transactions:
Proceeds from shares sold	211,159,204	315,318,641
Reinvestment of distributions	13,703,057	10,596,247
Shares redeemed	(63,758,861)	(146,855,231)

Net increase in net assets from capital shares	161,103,400	179,059,657

Total increase in net assets	148,175,204	185,291,858

Net assets:
Beginning of period	946,974,722	761,682,864

End of period	$1,095,149,926	$946,974,722

Accumulated/Undistributed net investment income/(loss), end of period	$(2,522,964)	$186,239

Capital share transactions:
Shares sold	20,186,960	30,200,012
Dividends and distributions reinvested	1,315,154	1,020,796
Shares redeemed	(6,081,007)	(14,063,375)

Total share transactions	15,421,107	17,157,433

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2013 (Unaudited)		For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$11.70		$10.33	$8.65	$8.21	$10.29	$10.00

Net investment income	0.11	(2)	0.08 (2)	0.06 (2)	0.02 (2)	0.10 (2)	—	(3)
Net realized and unrealized gain/(loss) on investments	1.56		1.43	1.68	0.46	(2.09)	0.29

Net increase/(decrease) in net assets resulting from operations	1.67		1.51	1.74	0.48	(1.99)	0.29

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.06)	(0.06)	(0.03)	(0.09)	—
Net realized capital gains	(0.08)		(0.08)	— (4)	—	—	—
Tax return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions to shareholders	(0.23)		(0.14)	(0.06)	(0.04)	(0.09)	—

Net asset value, end of period	$13.14		$11.70	$10.33	$8.65	$8.21	$10.29

Total investment return(5)	14.38	%(6)	14.77%	20.11%	5.88%	(19.19)%	2.90	%(6)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,140,499		$933,514	$679,147	$485,191	$312,104	$187,039
Ratio of expenses to average net assets(7)	0.63	%(8)	0.64%	0.64%	0.67%	0.72%	0.84	%(8)
Ratio of net investment income to average net assets(7)	1.75	%(8)	0.73%	0.55%	0.22%	1.37%	0.02	%(8)
Portfolio turnover rate	3	%(6)	4%	9%	3%	1%	0	%(6)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Amount less than $0.005 per share.
(4)	Amount less than $(0.005) per share.
(5)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(6)	Not annualized.
(7)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(8)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2013 (Unaudited)		For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$8.04		$8.78	$7.97	$8.02	$8.85	$10.00

Net investment income	0.07	(2)	0.18 (2)	0.16 (2)	0.11 (2)	0.13 (2)	0.08
Net realized and unrealized gain/(loss) on investments	1.21		(0.64)	0.78	(0.04)	(0.85)	(1.23)

Net increase/(decrease) in net assets resulting from operations	1.28		(0.46)	0.94	0.07	(0.72)	(1.15)

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.17)	(0.13)	(0.09)	(0.11)	—
Net realized capital gains	(0.07)		(0.11)	—	(0.03)	—	—

Total dividends and distributions to shareholders	(0.22)		(0.28)	(0.13)	(0.12)	(0.11)	—

Net asset value, end of period	$9.10		$8.04	$8.78	$7.97	$8.02	$8.85

Total investment return(3)	16.12	%(4)	(4.98)%	11.60%	0.86%	(7.71)%	(11.50	)%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$830,939		$648,710	$516,073	$365,465	$258,632	$130,821
Ratio of expenses to average net assets(5)	0.64	%(6)	0.65%	0.66%	0.68%	0.73%	0.92	%(6)
Ratio of net investment income to average net assets(5)	1.67	%(6)	2.21%	1.66%	1.29%	2.01%	2.94	%(6)
Portfolio turnover rate	3	%(4)	3%	4%	8%	2%	0	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2013 (Unaudited)		For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$10.54		$10.48	$10.50	$10.35	$10.04	$10.00

Net investment income	0.05	(2)	0.11 (2)	0.12 (2)	0.13 (2)	0.21 (2)	0.02
Net realized and unrealized gain/(loss) on investments	(0.04)		0.09	0.09	0.27	0.25	0.04

Net increase in net assets resulting from operations	0.01		0.20	0.21	0.40	0.46	0.06

Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.14)	(0.22)	(0.21)	(0.15)	(0.02)
Net realized capital gains	(0.06)		— (3)	— (3)	(0.04)	—	—
Tax return of capital	—		—	(0.01)	—	—	—	(3)

Total dividends and distributions to shareholders	(0.14)		(0.14)	(0.23)	(0.25)	(0.15)	(0.02)

Net asset value, end of period	$10.41		$10.54	$10.48	$10.50	$10.35	$10.04

Total investment return(4)	0.14	%(5)	1.90%	2.06%	3.96%	4.62%	0.61	%(5)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,095,150		$946,975	$761,683	$459,282	$210,107	$128,982
Ratio of expenses to average net assets(6)	0.63	%(7)	0.63%	0.65%	0.68%	0.75%	0.97	%(7)
Ratio of net investment income to average net assets(6)	1.01	%(7)	1.08%	1.12%	1.31%	2.06%	0.26	%(7)
Portfolio turnover rate	0	%(5)	1%	0%	1%	84%	0	%(5)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Amount less than $(0.005) per share.
(4)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Not annualized.
(6)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FUNDS

Notes to Financial Statements

February 28, 2013

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “Fund of Funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 80.573 billion shares are currently classified into one hundred and forty-two classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,138,566,457	$1,138,566,457	$—	$—

*Please refer to the Portfolio of Investments for further details.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$829,608,830	$829,608,830	$—	$—

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,089,163,528	$1,089,163,528	$—	$—

*Please refer to the Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Fund’s investment adviser. For its advisory services, Matson Money is entitled to receive 0.50% of the first $1 billion of each Fund’s average daily net assets, 0.49% of each Fund’s average daily net assets over $1 billion to $5 billion and 0.47% of each Fund’s average daily net assets over $5 billion, computed daily and payable monthly. Prior to January 1, 2013, the Adviser received 0.50% of each Fund’s average daily net assets computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse certain expenses in order to limit total annual fund operating expenses of the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund to 1.13%, 1.35% and 1.00%, respectively, of the particular Fund’s average daily net assets. The expense limitations include expenses incurred as a result of investing in other investment companies. The Adviser may discontinue these arrangements at any time. The Funds will not pay Matson Money at a later time for any amounts they may waive or any amounts that Matson Money has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides custodian services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2013 was $104,616. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

4.	Investment in Securities

For the six months ended February 28, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$132,355,197	$27,156,555
Free Market International Equity Fund	111,758,079	25,519,374
Free Market Fixed Income Fund	155,892,451	—

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Free Market U.S. Equity Fund	$855,443,461	$283,122,996	$—	$283,122,996
Free Market International Equity Fund	755,395,242	74,213,588	—	74,213,588
Free Market Fixed Income Fund	1,081,650,183	11,511,299	(3,997,954)	7,513,345

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$1,278,971	$4,786,356	$181,899,254
Free Market International Equity Fund	6,241,938	6,448,729	(27,145,343)
Free Market Fixed Income Fund	186,239	5,959,067	16,221,464

21

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

February 28, 2013

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax characters of distributions paid during the fiscal year ended August 31, 2012 were as follows:

	Ordinary Income	Long-Term Gains	Return of Capital	Total
Free Market U.S. Equity Fund	$4,645,598	$5,493,112	$—	$10,138,710
Free Market International Equity Fund	11,517,635	7,200,541	—	18,718,176
Free Market Fixed Income Fund	10,592,495	3,877	—	10,596,372

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was August 31, 2012. As of August 31, 2012, the Funds had no pre- or post-enactment capital loss carryforwards.

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

23

Investment Adviser

MATSON MONEY, INC.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

FREE MARKET

U.S. EQUITY FUND

FREE MARKET

INTERNATIONAL EQUITY FUND

FREE MARKET

FIXED INCOME FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL

REPORT

February 28, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Perimeter Small Cap Growth Fund

of The RBB Fund, Inc.

Semi-Annual Report	February 28, 2013
(Unaudited)

PERIMETER

SMALL CAP GROWTH FUND

Semi-Annual Investment Adviser’s Report

February 28, 2013

(Unaudited)

Dear Shareholder:

The Perimeter Small Cap Growth Fund (the “Fund”) returned 11.51% (I Shares) and 11.43% (Investor Shares) versus the 11.44% return of the Russell 2000 Growth Index during the six-month period ended February 28, 2013. Stocks saw modest gains in the first four (4) months of the period as the economic drag from Hurricane Sandy and uncertainty surrounding the Fiscal Cliff were offset by a rebound in Chinese growth, positive U.S. housing data and strong corporate profits. Similar to last year, the market kicked off the new year with a strong January Effect where lower-priced stocks surged. However, by February, falling stock correlations began to reward quality fundamental stock-picking.

The Consumer Staples sector was a top contributor to Perimeter’s performance given strong performance from Spectrum Brands Holdings (SPB) and Inter Parfums Inc. (IPAR), up 48% and 52%, respectively. Strong selection within Energy was led by top-performing positions in oilfield services companies Geospace Technologies (GEOS) and Helix Energy Solutions (HLX). Geospace is the leading provider of instruments and equipment used by the oil and gas industry in the capture and processing of seismic data. Perimeter had owned this company since December 2009, with an initial cost basis that is roughly a fifth of the current stock price. Within Technology, stock selection lagged given weakness from holdings such as LivePerson (LPSN) and Allot Communications (ALLT). In the case of Allot Communications, after strong growth over the last two years, operating leverage stalled on acquisitions and the market’s fear of a slowdown in its business resulted in negative performance.

While the U.S. economy has yet to gain full traction, signals continue to emerge that economic growth could potentially accelerate into 2013 - lower unemployment claims, higher productivity driving corporate profits, new highs in consumer confidence, expanding credit, improving capital equipment orders and a generally improving global economic outlook. However, headwinds still remain for the market and economy including the second coming of the debt ceiling debate and fiscal budget discussions, along with higher taxes for Americans across the board. Given the rise in taxes, a general theme we expect to emerge within the economy is a shift from consumer spending to business spending and investment. The outlook for growth in capital expenditures (CAPEX) appears favorable in 2013, given the extension of the R&D investment tax credit and expansion of bonus depreciation, combined with the improved global economic outlook. Lastly, support for the equity markets could also come from equity inflows from bond funds, which have been moving in the opposite direction over the last couple of years as bond yields came down.

While we continue to maintain our strong quality bias, we have already been incorporating the aforementioned environment into our bottom-up stock selection process. Despite the recent underperformance, we are pleased to see the initial signs of an improving economic outlook both domestically and globally. While certain headwinds remain, removal of some of the uncertainties is healthy for the overall market and conducive for Perimeter’s bottom-up fundamental stock picking.

Sincerely,

Perimeter Capital Management

This represents the manager’s assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index. The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Direct investment into an index is not possible.

2

PERIMETER

SMALL CAP GROWTH FUND

Semi-Annual Investment Adviser’s Report

February 28, 2013

(Unaudited)

Average Annual Total Returns For The Periods Ended February 28, 2013

	Six Months*	One Year	Three Year	Five Year	Since Inception****
Perimeter Small Cap Growth Fund, Investor Class Shares**	11.43%	7.79%	11.41%	4.55%	4.06%
Perimeter Small Cap Growth Fund, I Shares***	11.51%	8.02%	11.72%	4.75%	4.25%
Russell 2000® Index	11.44%	11.17%	15.73%	7.83%	3.79%

*	Not annualized.
**	Investor Class Shares were offered beginning September 29, 2006.
***	I Shares were offered beginning December 31, 2007. The performance shown for the I Shares prior to December 31, 2007 is based on the performance and expenses of the Investor Class Shares, and has not been adjusted for the shareholder servicing fee charged specifically to the Investor Class Shares.
****	The Fund commenced operations on September 29, 2006 as a separate portfolio ( the “Predecessor Fund”) of the The Advisors’ Inner Circle Fund II. The performance shown for periods prior to February 8, 2010 represents the performance of the Predecessor Fund.

The performance data quoted herein represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than its original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, please call 1-888-968-4964. Performance assumes reinvestment of dividends and capital gains. Unlike a mutual fund, index returns do not reflect taxes, fees or expenses. The Fund’s gross total expense ratio as stated in the prospectus is 1.45% for Investor Shares and 1.20% for I Shares. The performance quoted reflects fee waivers in effect and would have been lower in their absence. The Fund charges a 2.00% redemption fee if redeemed within 7 days. The Adviser has contractually agreed to limit the total expenses of the Investor Class Shares and I Shares of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class Shares and I Shares, respectively, through December 31, 2013.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Mutual fund investing involves risk including the possible loss of principal. The Fund invests in small cap stocks which generally involve more risk than large cap stocks due to potentially greater volatility and less market liquidity.

3

PERIMETER

SMALL CAP GROWTH FUND

Fund Expense Disclosure

February 28, 2013

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2012 through February 28, 2013, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Perimeter Small Cap Growth Fund — Investor Class Shares
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,114.30	$7.08
Hypothetical - (5% return before expenses)	1,000.00	1,018.10	6.76

	Perimeter Small Cap Growth Fund — I Shares
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,115.10	$5.77
Hypothetical - (5% return before expenses)	1,000.00	1,019.34	5.51

*

Expenses are equal to an annualized six-month expense ratio of 1.35% for the Investor Class Shares and 1.10% for the I Shares which includes waived fees, reimbursed expenses or recoupment, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181), then divided by 365 to reflect the six-month period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for the Fund of 11.43% for the Investor Class Shares and 11.51% for the I Shares.

4

PERIMETER

SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table

February 28, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

	% of Net Assets	Value
Domestic Common Stocks:

Consumer Non-cyclical	25.1%	$50,729,361
Technology	14.2	28,722,053
Consumer Cyclical	14.1	28,454,314
Industrial	14.1	28,330,840
Financial	9.7	19,590,355
Communications	7.0	14,188,257
Energy	5.0	10,035,511
Basic Materials	4.5	9,151,533
Warrants	0.0	4,207
Other Assets in Excess of Liabilities	6.3	12,678,244

	100.0%	$201,884,675

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments

February 28, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS† - 93.7%
Basic Materials — 4.5%
American Vanguard	62,570	$1,941,547
Balchem	40,294	1,625,057
Buckeye Technologies	59,150	1,640,230
Chemtura*	43,120	867,574
Kapstone Paper and Packaging*	57,230	1,524,607
NewMarket	3,250	817,928
Polyone	32,233	734,590

		9,151,533

Communications — 7.0%
Acme Packet*	61,390	1,791,360
ADTRAN	43,880	980,279
Allot Communications*	96,734	1,328,158
Aruba Networks*	36,450	908,334
ClickSoftware Technologies	107,201	884,408
HealthStream*	26,232	561,103
Ixia*	70,600	1,431,768
NIC	73,331	1,299,425
NICE Systems, SP ADR*	16,245	573,611
Shutterfly*	24,213	1,047,939
SPS Commerce*	24,548	917,850
Tyler Technologies*	28,890	1,629,396
Zix*	221,975	834,626

		14,188,257

Consumer Cyclical — 14.1%
AFC Enterprises*	40,520	1,215,600
Allegiant Travel	23,560	1,891,632
Arctic Cat*	38,560	1,400,885
Ascena Retail Group*	47,620	799,540
Casey’s General Stores	27,560	1,559,620
Chico’s FAS	92,610	1,572,518
Coinstar*	28,508	1,459,325
Destination XL Group*	132,984	603,747
First Cash Financial Services*	24,884	1,316,612
Francesca’s Holdings*	48,680	1,238,906
HSN	11,950	639,325
Nu Skin Enterprises	17,690	728,828
Pier 1 Imports	88,650	1,991,966
Pool	35,400	1,618,488
Six Flags Entertainment	22,730	1,518,591
Spirit Airlines*	85,080	1,722,870
Stage Stores	62,070	1,532,508
Susser Holdings*	16,320	722,650
Tenneco*	27,080	959,444
Toro	26,360	1,188,836
UniFirst	19,034	1,590,100
Vitamin Shoppe*	22,499	1,182,323

		28,454,314

Consumer Non-cyclical — 25.1%
Array Biopharma*	405,960	1,579,184

	Shares	Value
Consumer Non-cyclical — (Continued)
Astex Pharmaceuticals*	218,243	$711,472
Cardtronics*	55,130	1,453,227
Charles River Laboratories International*	37,210	1,515,935
Chemed	23,830	1,839,438
CoreLogic*	55,740	1,444,223
Corporate Executive Board	27,150	1,469,901
Corrections Corp. of America	21,090	808,802
CoStar Group*	12,620	1,271,339
Cubist Pharmaceuticals*	42,060	1,784,606
Cynosure, Cl A*	28,550	808,822
Depomed*	151,890	982,728
Dynavax Technologies*	507,710	1,035,728
Grand Canyon Education*	77,097	1,846,473
Haemonetics*	42,640	1,758,900
HealthSouth*	72,200	1,741,464
Heartland Payment Systems	37,230	1,157,853
HMS Holdings*	35,260	1,022,187
Huron Consulting Group*	36,920	1,446,895
ICON, PLC*	78,857	2,457,184
Infinity Pharmaceuticals*	29,322	1,210,705
Inter Parfums	65,814	1,649,299
J&J Snack Foods	18,360	1,270,879
Jazz Pharmaceuticals, PLC*	30,170	1,755,291
KAR Auction Services	69,640	1,477,761
MAXIMUS	14,449	1,051,598
Myriad Genetics*	52,920	1,345,226
Neogen*	37,790	1,769,328
Quad Graphics	35,227	766,187
Rollins	63,300	1,551,483
Salix Pharmaceuticals*	37,970	1,854,835
Seattle Genetics*	26,287	739,716
Spectrum Brands Holdings	33,790	1,827,701
Team Health Holdings*	60,430	2,023,801
Thoratec*	32,185	1,133,234
WEX*	15,544	1,165,956

		50,729,361

Energy — 5.0%
Basic Energy Services*	104,780	1,532,931
Flotek Industries*	99,720	1,400,069
Geospace Technologies*	10,714	1,042,687
Halcon Resources*	163,890	1,163,619
Helix Energy Solutions Group*	33,064	774,028
Kodiak Oil & Gas*	132,910	1,182,899
Rex Energy*	96,456	1,300,227
Rosetta Resources*	18,330	892,304
Walter Energy	23,490	746,747

		10,035,511

Financial — 9.7%
Boston Private Financial Holdings	99,330	906,883
Campus Crest Communities, REIT	108,362	1,358,860

The accompanying notes are an integral part of the financial statements.

6

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

February 28, 2013

(Unaudited)

	Shares	Value

Financial — (Continued)
Cubesmart, REIT	95,000	$1,400,300
Education Realty Trust, REIT	160,190	1,747,673
Endurance Specialty Holdings	43,370	1,910,015
Horace Mann Educators	82,510	1,688,155
Iberiabank	29,212	1,466,442
Nationstar Mortgage Holdings*	51,240	1,974,277
Pinnacle Financial Partners*	66,260	1,438,505
Platinum Underwriters Holdings	39,880	2,108,854
ProAssurance	38,006	1,782,101
WageWorks*	76,590	1,808,290

		19,590,355

Industrial — 14.1%
A.O. Smith	8,746	625,601
AZZ	33,950	1,516,207
Belden	18,280	920,581
Celadon Group	49,570	987,930
Chart Industries*	12,357	896,624
Covanta Holding	113,410	2,218,300
Darling International*	34,960	583,482
DXP Enterprises*	16,080	1,000,176
EMCOR Group	40,210	1,550,900
EnPro Industries*	26,620	1,238,629
Exponent*	19,756	993,134
Gulfmark Offshore, Cl A	38,570	1,377,720
Hexcel*	64,580	1,759,805
Middleby*	7,910	1,181,042
Newport*	42,860	700,761
NVE*	7,373	390,474
Old Dominion Freight Line*	38,046	1,367,754
OSI Systems*	39,007	2,247,973
Proto Labs*	22,280	1,035,797
Regal-Beloit	19,190	1,483,003
Tetra Tech*	59,710	1,723,231
TriMas*	45,206	1,296,960
Triumph Group	16,820	1,234,756

		28,330,840

Technology — 14.2%
Aspen Technology*	47,580	1,463,561
AVG Technologies NV*	117,220	1,840,354
Cavium*	36,410	1,344,257
CommVault Systems*	13,274	981,612

	Shares	Value

Technology — (Continued)
Cypress Semiconductor	151,960	$1,600,139
Diodes*	80,653	1,607,414
Fortinet*	72,000	1,740,960
inContact*	170,831	1,159,942
InnerWorkings*	82,026	1,211,524
InterXion Holding NV*	51,270	1,267,907
LivePerson*	70,127	1,014,738
MedAssets*	91,897	1,697,338
Mentor Graphics*	96,030	1,700,691
NetScout Systems*	43,040	1,094,507
Omnicell*	24,490	441,310
RADWARE*	56,945	2,071,659
Rovi*	110,020	1,957,256
SS&C Technologies Holdings*	65,930	1,668,688
Ultimate Software Group*	12,110	1,190,050
Volterra Semiconductor*	108,674	1,668,146

		28,722,053

TOTAL COMMON STOCKS (Cost $153,154,010)		189,202,224

WARRANTS - 0.0%
Energy — 0.0%
Magnum Hunter Resources Exercise Price $10.50, Expires 10/14/13	31,749	4,207

TOTAL WARRANTS (Cost $0)		4,207

TOTAL INVESTMENTS - 93.7% (Cost $153,154,010)		189,206,431

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3%		12,678,244

NET ASSETS - 100.0%		$201,884,675

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl	Class
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

7

PERIMETER

SMALL CAP GROWTH FUND

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

ASSETS
Investments, at value (Cost $153,154,010)	$189,206,431
Cash	9,271,807
Receivables
Investments sold	4,936,570
Capital shares sold	439,769
Dividends and Interest	69,832
Prepaid expenses and other assets	41,391

Total assets	203,965,800

LIABILITIES
Payable for investments purchased	1,593,967
Capital shares redeemed	228,961
Investment advisory fees	119,209
Administration and accounting fees	32,662
Directors’ and officers’ fees	125
Other accrued expenses and liabilities	106,201

Total liabilities	2,081,125

Net Assets	$201,884,675

NET ASSETS CONSISTS OF
Par Value	$22,384
Paid-in capital	157,057,959
Accumulated net investment loss	(1,300,996)
Accumulated net realized gain from investments	10,052,907
Net unrealized appreciation on investments	36,052,421

Net Assets	$201,884,675

Investor Class Shares:
Net Assets	$9,857,730

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,109,192

Net asset value, offering and redemption price per share	$8.89

I Shares:
Net Assets	$192,026,945

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	21,274,551

Net asset value, offering and redemption price per share	$9.03

The accompanying notes are an integral part of the financial statements.

8

PERIMETER

SMALL CAP GROWTH FUND

Statement of Operations

Six Months Ended February 28, 2013

(Unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $4,618)	$1,285,096
Interest	1,287

Total investment income	1,286,383

Expenses
Advisory fees	912,743
Transfer agent fees	114,699
Administration and accounting fees	96,853
Printing and shareholder reporting fees	55,356
Professional fees	26,531
Distribution fees(1)	19,838
Registration and filing fees	16,133
Directors’ and officers’ fees	16,124
Insurance fees	8,407
Custodian fees	4,729
Other expenses	2,500

Total expenses before waivers	1,273,913
Less: waivers of Advisory fees	(138,500)

Net expenses after waivers	1,135,413

Net investment income	150,970

Net realized and unrealized gain from investments
Net realized gain from:
Investments	19,063,726
Net change in unrealized appreciation on:
Investments	2,803,039

Net realized and unrealized gain from investments	21,866,765

Net increase in net assets resulting from operations	$22,017,735

(1)	Attributable to Investor Class Shares

The accompanying notes are an integral part of the financial statements.

9

PERIMETER

SMALL CAP GROWTH FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$150,970	$(2,126,769)
Net realized gain from investments	19,063,726	20,219,831
Net change in unrealized appreciation on investments	2,803,039	3,218,958

Net increase in net assets resulting from operations	22,017,735	21,312,020

Dividends and Distributions to shareholders from:
Net Realized capital gains
Investor Class Shares	(2,127,625)	(19,965,000)
I Shares	(22,740,311)	(40,427,651)

Net decrease in net assets from dividends and distributions to shareholders	(24,867,936)	(60,392,651)

Increase/(decrease) in net assets in capital transactions:
Investor Class Shares
Proceeds from shares sold	1,403,283	13,504,662
Reinvestment of distribution	2,117,679	19,950,107
Shares redeemed	(13,990,944)	(119,410,959)

Total Investor Class Shares	(10,469,982)	(85,956,190)

I Shares
Proceeds from shares sold	19,841,045	61,528,257
Reinvestment of distributions	22,371,805	40,118,934
Shares redeemed	(39,450,355)	(100,504,504)

Total I Shares	2,762,495	1,142,687

Redemption fees	2,532	1,848

Net decrease in net assets from capital share transactions	(7,704,955)	(84,811,655)

Total decrease in net assets	(10,555,156)	(123,892,286)
Net assets
Beginning of period	212,439,831	336,332,117

End of period	$201,884,675	$212,439,831

Accumulated net investment loss, end of period	$(1,300,996)	$(1,451,966)

Increase/(decrease) in shares outstanding derived from share transactions:
Investor Class Shares
Shares sold	156,390	1,438,758
Dividends and distributions reinvested	263,066	2,403,628
Shares redeemed	(1,589,391)	(12,777,914)

Total Invetor Class Shares	(1,169,935)	(8,935,528)

I Shares
Shares sold	2,222,940	6,653,884
Dividends and distributions reinvested	2,738,287	4,781,756
Shares redeemed	(4,283,090)	(10,758,420)

Total I Shares	678,137	677,220

Net decrease in shares outstanding from share transactions	(491,798)	(8,258,308)

The accompanying notes are an integral part of the financial statements.

10

PERIMETER

SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class Shares
	Six Month Period Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	One Month Period Ended August 31, 2010(1)(2)		Year Ended July 31, 2010(2)	Year Ended July 31, 2009(2)	Year Ended July 31, 2008(2)
Net asset value, Beginning of Period	$9.18		$10.75	$8.79	$9.53		$8.45	$10.40	$11.49

Income/(Loss) from Operations:
Net Investment Income/(Loss)(3)	—	(4)	(0.09)	(0.11)	(0.01)		(0.09)	(0.05)	(0.08)
Net Realized and Unrealized Gains (Loss) on Investments	0.92		0.58	2.07	(0.73)		1.17	(1.90)	(0.88)

Total from Operations	0.92		0.49	1.96	(0.74)		1.08	(1.95)	(0.96)

Dividends and Distributions from:
Net Realized Gains	(1.21)		(2.06)	—	—		—	—	(0.13)

Total Dividends and Distributions	(1.21)		(2.06)	—	—		—	—	(0.13)

Redemption Fees	—	(4)	— (4)	— (4)	—	(4)	— (4)	— (4)	—

Net asset value, End of Period	$8.89		$9.18	$10.75	$8.79		$9.53	$8.45	$10.40

Total Return(5)	11.43%		6.56%	22.30%	(7.77)%		12.78%	(18.75)%	(8.47)%

Ratios/Supplemental Data
Net assets, End of Period (Thousands)	$9,858		$20,930	$120,543	$160,496		$174,434	$138,929	$122,353
Ratio of Expenses to Average Net Assets (including waivers and recoupment, excluding fees paid indirectly)	1.35	%(6)	1.35%	1.35%	1.35	%(6)	1.29%	1.11%	1.20%
Ratio of Expenses to Average Net Assets (including waivers and recoupment and fees paid indirectly)	1.35	%(6)	1.35%	1.35%	1.35	%(6)	1.29%	1.09%	1.16%
Ratio of Expenses to Average Net Assets (excluding waivers and recoupment and fees paid indirectly)	1.48	%(6)	1.45%	1.38%	1.47	%(6)	1.34%	1.41%	1.51%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.02	%(6)	(0.93)%	(0.93)%	(0.97	)%(6)	(0.93)%	(0.66)%	(0.74)%
Portfolio Turnover Rate(7)	55%		138%	122%	7%		97%	126%	147%

(1)	The Fund changed its fiscal year end to August 31.
(2)	Effective February 8, 2010, the Fund acquired all the assets and liabilities of the Perimeter Small Cap Growth Fund, a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”). The financial highlights for the period to that date reflect the performance of the Pedecessor Fund.
(3)	Per share data calculated using average share method.
(4)	Amount is less than $0.01 per share.
(5)	Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.
(6)	Annualized.
(7)	Portfolio turnover rate has not been annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

11

PERIMETER

SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

	I Shares
	Six Month Period Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	One Month Period Ended August 31, 2010(1)(2)		Year Ended July 31, 2010(2)	Year Ended July 31, 2009(2)	Period Ended July 31, 2008(3)
Net asset value, Beginning of Period	$9.30		$10.83	$8.84	$9.58		$8.48	$10.42	$11.53

Income/(Loss) from Operations:
Net Investment Income/(Loss)(4)	0.01		(0.07)	(0.08)	(0.01)		(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gains (Loss) on Investments	0.93		0.60	2.07	(0.73)		1.17	(1.89)	(1.07)

Total from Operations	0.94		0.53	1.99	(0.74)		1.10	(1.94)	(1.11)

Dividends and Distributions from:
Net Realized Gains	(1.21)		(2.06)	—	—		—	—	—

Total Dividends and Distributions	(1.21)		(2.06)	—	—		—	—	—

Redemption Fees	—	(5)	— (5)	— (5)	—	(5)	— (5)	— (5)	—

Net asset value, End of Period	$9.03		$9.30	$10.83	$8.84		$9.58	$8.48	$10.42

Total Return(6)	11.51%		6.93%	22.51%	(7.73)%		12.97%	(18.62)%	(9.63)%

Ratios/Supplemental Data
Net assets, End of Period (Thousands)	$192,027		$191,510	$215,789	$165,334		$179,290	$154,905	$26,616
Ratio of Expenses to Average Net Assets (including waivers and recoupment, excluding fees paid indirectly)	1.10	%(7)	1.10%	1.10%	1.10	%(7)	1.10%	1.04%	1.03	%(7)
Ratio of Expenses to Average Net Assets (including waivers and recoupment and fees paid indirectly)	1.10	%(7)	1.10%	1.10%	1.10	%(7)	1.10%	1.03%	1.00	%(7)
Ratio of Expenses to Average Net Assets (excluding waivers and recoupment and fees paid indirectly)	1.24	%(7)	1.20%	1.14%	1.22	%(7)	1.16%	1.36%	1.37	%(7)
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.16	%(7)	(0.68)%	(0.69)%	(0.72	)%(7)	(0.74)%	(0.64)%	(0.58	)%(7)
Portfolio Turnover Rate(8)	55%		138%	122%	7%		97%	126%	147	%(9)

(1)	The Fund changed its fiscal year end to August 31.
(2)	Effective February 8, 2010, the Fund acquired all the assets and liabilities of the Perimeter Small Cap Growth Fund, a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”). The financial highlights for the period to that date reflect the performance of the Pedecessor Fund.
(3)	Commenced operations on December 31, 2007.
(4)	Per share data calculated using average share method.
(5)	Amount is less than $0.01 per share.
(6)

Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(7)	Annualized.
(8)	Portfolio turnover rate has not been annualized for periods less than one year.
(9)	Portfolio turnover rate is for the Fund for the year ended July 31, 2008.

The accompanying notes are an integral part of the financial statements.

12

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements

February 28, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Perimeter Small Cap Growth Fund (the “Fund”).

RBB has authorized capital of one hundred billion shares of common stock of which 80.573 billion shares are currently classified into one hundred and forty-two classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Company are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Fund is registered to offer Investment Class Shares and I Shares.

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$189,202,224	$189,202,224	$—	$—
Warrants	4,207	4,207	—	—

Total	$189,206,431	$189,206,431	$—	$—

*	Please refer to Portfolio of Investments for industry and sector type breakouts.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

13

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Furthermore, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended February 28, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

14

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

2. Investment Adviser and Other Services

Perimeter Capital Management (the “Adviser”) serves as investment adviser to the Fund. For its services, the Adviser is entitled to receive a monthly fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to 1.35% and 1.10% of the Fund’s average daily net assets attrbutable to Ivestor Class Shares and I Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2013 and may not be terminated without the approval of the Company’s Board of Directors. If at any time during the first three years the advisory agreement is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.35% and 1.10% of the Fund’s Investor Class Shares and I Shares average daily net assets, respectively, the Adviser may recoup any waived amount from the Fund if such reimbursement does not cause the Fund to exceed existing expense limitations. As of February 28, 2013, the total fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $183,424, $275,981 and $138,500, expiring in 2014, 2015 and 2016, respectively.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of NewYork Mellon (the “Custodian”) provides certain custodian services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2013 was $11,014. Certain employees of BNY serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. Investment in Securities

For the six months ended February 28, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$109,070,004	$148,588,508

15

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Concluded)

February 28, 2013

(Unaudited)

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

			Net
Federal Tax	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$153,154,010	$38,654,314	$(2,601,893)	$36,052,421

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

			Qualified
Undistributed	Undistributed	Unrealized	Late-Year
Ordinary Income	Long-Term Gains	Appreciation	Loss Deferral
$ —	$19,471,521	$29,634,978	$(1,451,966)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the year ended August 31, 2012 was as follows:

Ordinary	Long-Term
Income	Gains	Total
$9,096,108	$51,296,543	$60,392,651

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was August 31, 2012. There were no capital loss carryforwards as of August 31, 2012.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

For the period March 1, 2013 through April 19, 2013, there were net redemptions of $123,157,785, which represented 61% of the Fund’s net assets.

16

PERIMETER

SMALL CAP GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent six-month period ended June 30 are available without charge, upon request, by calling (888) 968-4964 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

17

Intentionally Left Blank

Intentionally Left Blank

Investment Adviser

Perimeter Capital Management

Six Concourse Parkway

Suite 3300

Atlanta, Ga 30328

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

ROBECO INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

The U.S. Equity markets performed remarkably well throughout the six months ended February 2013, with most major indices returning better than 10% over the period. As of the end of February, the Federal Reserve’s (the “Fed”) monetary policy had trumped fiscal policy as their monthly $85 billion bond purchases more than compensated for the bickering in Congress over spending and budget legislation. Investors, dissatisfied with returns from near record low bond yields, began pouring billions into equity mutual funds during the first quarter of 2013, reversing a negative outflow trend that has been occurring for almost two years.

The lackluster stock market returns observed during the fourth quarter of 2012 were due to a host of well-documented worries. Investors faced expected downward earnings growth revisions resulting from Europe’s ongoing recession, which had caused collateral slowdowns in the emerging markets. Investors were also faced with the impact of the fiscal tightening and new tax increases coming out of the fiscal cliff deal that were expected to trim U.S. Gross Domestic Product (“GDP”) by 1% to 1.5% in 2013, and there also remained the ever present debt ceiling and further budget cuts looming into early 2013. Capital spending had also stalled as companies adopted a wait-and-see approach to those budget negotiations.

While these issues dominated headlines during the fourth quarter of 2012, the strong market performance of late has been the result of a number of positive developments that started to take affect late in the fourth quarter and into the first quarter of 2013. Some of the positive developments include the Fed’s ongoing near zero interest rate policy that has pushed mortgage rates to all-time lows, resulting in a surge of mortgage refinancings and increased disposable personal income. The long awaited housing recovery finally took root during the fourth quarter of 2012 resulting in reduced inventory, increasing existing home sales, increasing housing prices and rebounding housing starts. The slowly improving employment outlook also received a major boost after the Fed indicated that easy monetary policies will persist until the unemployment rate is below 6.5% in a low inflation environment.

Other nations have taken notice of the Fed’s bond purchases and seem to be emulating this easy monetary policy. The Bank of England, the Swiss National Bank and the European Central Bank have stepped up government bond purchases in their respective regions to stimulate global demand. Japan recently joined the “easy money club” as the Bank of Japan has significantly expanded its balance sheet and bond yields have plunged. Investors and global monetary authorities are gaining confidence that bond purchases will lead to lower interest rates which will encourage more borrowing, spending and hiring without reigniting inflation. Global trade authorities are beginning to understand that lower interest rates are intended to boost domestic demand rather than depress currency valuations to make exports more attractive.

While investors have become more optimistic, global economic news is still mixed. Europe continues to be mired in a recession and hope that growth will emerge in the second half of the year appears to be fading. China’s economy has had fits and starts and the Shanghai stock market has lagged this year. The U.S. economy may be tracking better than previously expected but even the most optimistic GDP forecasts call for less than 3% growth in 2013. On the other hand, if U.S. growth continues to pick up steam, then the Fed is likely to discontinue easy monetary policies and rising interest rates may choke off the recovery.

During each of the past three years, investors became hopeful about a recovery only to see the optimism fade throughout the year. In fact, over 70% of the S&P 500’s return has occurred during the first quarter of the year since 2010. Should we expect the same pattern this year? While we do not believe investors should expect double digit returns every quarter, we do not believe the market is due for a correction. The housing recovery appears to be on firm footing as home prices have been steadily climbing for the past year while inventories are at record lows. Easy monetary policies around the world should stimulate local borrowing and demand. With stock prices near all-time highs, home prices moving in the right direction and employment improving modestly, we would expect to see an increase in consumer spending. Finally, investors are more comfortable investing in equities as returns have gone up, volatility has come down and flows into equities have increased. We believe we are well on our way to a sustainable economic and equity market recovery.

As noted before, there are many moving parts in the global economic and political landscape. Rather than trying to predict these variable outcomes, we will continue to do what we do best—identify stocks that we believe will outperform for your portfolio. By focusing on companies with low valuation, high and increasing returns on capital and improving business momentum, we believe we can create excess returns for you regardless of the investing environment.

Sincerely,

Robeco Investment Management

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

SEMI-ANNUAL REPORT 2013	1

ROBECO INVESTMENT FUNDS

Total Returns for the Period Ended February 28, 2013 (unaudited)

			Average Annual
	Six-Month*	1 Year	5 Year	10 Year	Since Inception

Robeco Boston Partners Small Cap Value Fund II
Institutional Class	13.63%	18.59%	9.40%	12.59%	N/A
Investor Class	13.46%	18.27%	9.12%	12.30%	N/A
Russell 2000® Value Index	14.56%	16.89%	6.73%	10.95%	N/A
Russell 2000® Index[1]	13.02%	14.02%	7.35%	11.16%	N/A
[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Robeco Boston Partners Long/Short Equity Fund
Institutional Class	8.04%	11.36%	18.21%	12.27%	N/A
Investor Class	7.87%	11.11%	17.80%	11.94%	N/A
S&P 500® Index	8.94%	13.46%	4.94%	8.24%	N/A

Robeco Boston Partners Long/Short Research Fund
Institutional Class[1]	7.04%	9.71%	N/A	N/A	10.98%
S&P 500® Index	8.94%	13.46%	N/A	N/A	14.89%

Investor Class[2]	6.90%	9.39%	N/A	N/A	9.62%
S&P 500® Index	8.94%	13.46%	N/A	N/A	14.51%
[1] Inception date September 30, 2010
[2] Inception date November 29, 2010

Robeco Boston Partners All-Cap Value Fund
Institutional Class	11.72%	14.96%	7.32%	11.91%	N/A
Investor Class	11.64%	14.75%	7.07%	11.66%	N/A
Russell 3000® Value Index	13.25%	17.57%	4.11%	8.93%	N/A
Russell 3000® Index[1]	9.97%	13.65%	5.38%	8.85%	N/A
[1]This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Robeco WPG Small/Micro Cap Value Fund
Institutional Class[1]	19.47%	18.97%	7.01%	10.34%	N/A
Russell 2000® Value Index	14.56%	16.89%	6.73%	10.95%	N/A

Robeco Boston Partners Global Equity Fund
Institutional Class[1]	12.17%	12.99%	N/A	N/A	19.78%
MSCI World Index	11.12%	11.37%	N/A	N/A	20.50%
[1] Inception date December 30, 2011

Robeco Boston Partners International Equity Fund
Institutional Class[1]	14.44%	13.49%	N/A	N/A	19.86%
MSCI EAFE	14.54%	10.37%	N/A	N/A	21.34%
[1] Inception date December 30, 2011

*	Not Annualized

2	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses.These rates can fluctuate and may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expense and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s NAV to be disproportionately volatile. The strategy also may generate high portfolio turnover which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectus:

	Institutional Class	Investor Class
Robeco Boston Partners Small Cap Value Fund II	1.36%	1.61%
Robeco Boston Partners Long/Short Equity Fund	4.29%[1]	4.54%[1]
Robeco Boston Partners Long/Short Research Fund	2.84%[1]	3.04%[1]
Robeco Boston Partners All-Cap Value Fund	1.03%	1.28%
Robeco WPG Small/Micro Cap Value Fund	1.70%	N/A
Robeco Boston Partners Global Equity Fund	3.56%	N/A
Robeco Boston Partners International Equity Fund	3.77%	N/A

[1] Includes interest and dividend expense on short sales.

SEMI-ANNUAL REPORT 2013	3

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2012 through February 28, 2013, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table

	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio		Expenses Paid During Period*
Robeco Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$1,136.30	1.30%		$6.89
Hypothetical	1,000.00	1,018.35	1.30%		6.51
Investor
Actual	$1,000.00	$1,134.60	1.55%		$8.20
Hypothetical	1,000.00	1,017.11	1.55%		7.75
Robeco Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,080.40	4.62	%(1)	$23.83
Hypothetical	1,000.00	1,001.88	4.62	%(1)	22.93
Investor
Actual	$1,000.00	$1,078.70	4.87	%(1)	$25.10
Hypothetical	1,000.00	1,000.64	4.87	%(1)	24.16
Robeco Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,070.40	2.90	%(1)	$14.89
Hypothetical	1,000.00	1,010.41	2.90	%(1)	14.46
Investor
Actual	$1,000.00	$1,069.00	3.15	%(1)	$16.16
Hypothetical	1,000.00	1,009.17	3.15	%(1)	15.69

4	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited) (concluded)

	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Robeco Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,117.20	0.70%	$3.67
Hypothetical	1,000.00	1,021.32	0.70%	3.51
Investor
Actual	$1,000.00	$1,116.40	0.95%	$4.99
Hypothetical	1,000.00	1,020.08	0.95%	4.76
Robeco Boston Partners WPG Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$1,194.70	1.65%	$8.98
Hypothetical	1,000.00	1,016.61	1.65%	8.25
Robeco Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,121.70	1.30%	$6.84
Hypothetical	1,000.00	1,018.35	1.30%	6.51
Robeco Boston Partners International Equity Fund
Institutional
Actual	$1,000.00	$1,144.40	1.30%	$6.91
Hypothetical	1,000.00	1,018.35	1.30%	6.51

*	Expenses are equal to the Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses and expense recoupment, if any, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return of 13.63% and 13.46% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Small Cap Value Fund II; 8.04% and 7.87% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Long/Short Equity Fund; 7.04% and 8.94% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Long/Short Research Fund; 11.72% and 11.64% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners All-Cap Value Fund; 19.47% for the Institutional Class of the WPG Small/Micro Cap Value Fund, 12.17% for the Institutional Class of the Robeco Boston Partners Global Equity Fund and 14.44% for the Institutional Class of the Robeco Boston Partners International Equity Fund.

(1)

These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 2.18% of average net assets for the year for both the Institutional Class and Investor Class of the Robeco Boston Partners Long/Short Equity Fund and 1.40% for both the Institutional Class and Investor Class of the Robeco Boston Partners Long/Short Research Fund.

SEMI-ANNUAL REPORT 2013	5

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	22.3%	$32,677,148
Consumer Services	18.0	26,438,813
Capital Goods	13.4	19,652,903
Health Care	9.7	14,184,950
Technology	9.0	13,218,344
Real Estate Investment Trusts	6.8	10,014,717
Consumer Non-Durables	6.1	8,999,869
Consumer Durables	2.9	4,308,883
Energy	2.7	3,877,668
Basic Industries	2.0	2,975,873
Transportation	1.6	2,276,282
Utilities	1.5	2,224,757
SECURITIES LENDING COLLATERAL	12.1	17,809,719
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.1)	(11,838,707)

NET ASSETS	100.0%	$146,821,219

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	18.7%	$145,359,670
Health Care	15.6	121,261,551
Technology	15.4	119,595,947
Consumer Services	11.8	92,005,217
Energy	10.2	79,593,222
Capital Goods	7.8	60,342,621
Communications	5.8	44,919,219
Consumer Non-Durables	5.2	40,601,530
Basic Industries	2.4	18,864,784
Transportation	1.0	7,911,471
Consumer Durables	1.0	7,517,216
Real Estate Investment Trusts	0.9	7,359,866
PREFERRED STOCK	0.0	151,152
EXCHANGE TRADED FUND	0.6	4,497,186
SECURITIES LENDING COLLATERAL	1.4	10,859,274
SECURITIES SOLD SHORT	(62.0)	(482,598,214)
WRITTEN OPTIONS	(0.0)	(181,260)
OTHER ASSETS IN EXCESS OF LIABILITIES	64.2	499,632,016

NET ASSETS	100.0%	$777,692,468

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Capital Goods	16.7%	$116,691,021
Finance	14.2	98,974,133
Technology	12.5	87,045,655
Consumer Services	12.2	85,417,368
Energy	9.2	64,495,996
Health Care	8.9	62,320,291
Communications	4.9	34,056,585
Basic Industries	4.8	33,286,739
Consumer Non-Durables	3.7	25,687,451
Consumer Durables	3.5	24,537,567
Transportation	1.1	7,817,588
Utilities	0.7	4,521,901
SECURITIES SOLD SHORT	(44.4)	(309,527,634)
OTHER ASSETS IN EXCESS OF LIABILITIES	52.0	362,831,399

NET ASSETS	100.0%	$698,156,060

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	26.1%	$101,997,977
Health Care	17.5	68,365,237
Technology	13.7	53,401,336
Consumer Services	13.0	50,704,662
Energy	9.8	38,156,700
Capital Goods	6.4	25,110,215
Consumer Non-Durables	4.2	16,397,111
Consumer Durables	2.5	9,831,700
Communications	1.6	6,478,968
Real Estate Investment Trusts	0.6	2,214,060
PREFERRED STOCK	0.0	41,223
CORPORATE BONDS	0.0	45,300
SECURITIES LENDING COLLATERAL	0.7	2,833,760
WRITTEN OPTIONS	(0.0)	(148,575)
OTHER ASSETS IN EXCESS OF LIABILITIES	3.9	15,384,386

NET ASSETS	100.0%	$390,814,060

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited) (concluded)

ROBECO WPG SMALL/MICRO CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	28.5%	$12,127,181
Consumer Services	13.6	5,765,430
Real Estate Investment Trusts	9.8	4,151,821
Technology	7.8	3,314,893
Utilities	6.0	2,557,721
Capital Goods	5.8	2,483,269
Health Care	5.7	2,427,658
Transportation	4.3	1,826,033
Basic Industries	4.1	1,750,223
Consumer Non-Durables	3.1	1,299,291
Consumer Durables	2.5	1,044,115
Energy	2.3	973,206
SECURITIES LENDING COLLATERAL	8.7	3,712,413
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.2)	(939,014)

NET ASSETS	100.0%	$42,494,240

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	17.1%	$2,173,554
Health Care	13.9	1,772,000
Industrials	13.7	1,741,516
Consumer Discretionary	13.0	1,648,088
Information Technology	10.7	1,362,952
Energy	9.6	1,213,446
Materials	7.0	890,502
Consumer Staples	4.1	522,749
Telecommunication Services	0.7	90,053
OTHER ASSETS IN EXCESS OF LIABILITIES	10.2	1,300,059

NET ASSETS	100.0%	$12,714,919

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK%
Financials	18.9%	$2,379,536
Industrials	15.1	1,905,889
Consumer Discretionary	14.9	1,883,457
Health Care	13.7	1,727,253
Information Technology	8.4	1,058,418
Energy	7.9	991,563
Materials	6.3	799,547
Consumer Staples	6.0	750,388
Telecommunication Services	3.1	395,108
Utilities	0.7	83,002
OTHER ASSETS IN EXCESS OF LIABILITIES	5.0	636,331

NET ASSETS	100.0%	$12,610,492

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	7

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—96.0%
Basic Industries—2.0%
Graphic Packaging Holding Co. *	158,175	$1,173,658
Schweitzer-Mauduit International, Inc.	28,235	1,040,460
Sensient Technologies Corp.	8,780	324,070
Spartech Corp. *	44,345	437,685

		2,975,873

Capital Goods—13.4%
Actuant Corp., Class A	48,190	1,465,458
Aegion Corp. *	52,245	1,255,447
Ampco-Pittsburgh Corp.	15,780	295,244
Beacon Roofing Supply, Inc. * (a)	22,760	839,844
Brady Corp., Class A	24,898	847,777
Cabot Corp.	24,480	900,374
Curtiss-Wright Corp.	17,110	593,888
Drew Industries, Inc.	21,585	785,262
Edwards Group Ltd., Sponsored ADR *	107,291	769,276
Globe Specialty Metals, Inc.	75,345	1,076,680
Granite Construction, Inc.	20,595	640,298
Griffon Corp.	65,565	738,917
Hillenbrand, Inc.	29,885	737,861
Huntington Ingalls Industries, Inc.	15,595	749,184
MRC Global, Inc. *	55,880	1,716,634
Mueller Industries, Inc.	15,650	832,267
Orion Marine Group, Inc. *	114,170	1,086,898
Rofin-Sinar Technologies, Inc. *	6,405	170,181
Terex Corp. *	39,345	1,290,909
WESCO International, Inc. *	28,610	2,114,279
World Fuel Services Corp.	19,622	746,225

		19,652,903

Consumer Durables—2.9%
Tempur-Pedic International, Inc. *	50,905	2,090,668
Thor Industries, Inc.	40,765	1,532,356
Tower International, Inc. *	56,965	685,859

		4,308,883

Consumer Non-Durables—6.1%
Alliance One International, Inc. *	84,255	314,271
Dole Food Co., Inc. * (a)	193,158	2,163,370
Fresh Del Monte Produce, Inc.	24,225	632,030
Matthews International Corp., Class A	10,350	341,550
Nu Skin Enterprises, Inc., Class A (a)	51,380	2,116,856
Skechers U.S.A., Inc., Class A *	29,195	610,176
Steven Madden Ltd. *	23,968	1,056,749
Take-Two Interactive Software, Inc. *	48,165	705,136
Universal Corp. (a)	18,995	1,059,731

		8,999,869

Consumer Services—18.0%
ABM Industries, Inc.	20,975	476,132
Aeropostale, Inc. *	33,380	434,608
Asbury Automotive Group, Inc. *	51,695	1,745,223
Ascena Retail Group, Inc. *	56,900	955,351
Brink’s Co., (The)	38,885	1,028,508
Cato Corp., (The), Class A	13,850	355,391
CBIZ, Inc. * (a)	52,160	331,738
Children’s Place Retail Stores, Inc., (The) *	11,315	514,380

	Number of Shares	Value
Consumer Services—(continued)
Ennis, Inc.	20,800	$325,728
Finish Line, Inc., (The), Class A (a)	109,830	1,989,021
FTI Consulting, Inc. *	68,065	2,364,578
G&K Services, Inc., Class A	17,557	731,600
Group 1 Automotive, Inc.	17,450	1,007,563
Heidrick & Struggles International, Inc.	37,820	514,352
ICF International, Inc. *	14,400	356,256
International Speedway Corp., Class A	38,988	1,175,098
KAR Auction Services, Inc.	75,240	1,596,593
Knoll, Inc.	45,713	778,035
Korn/Ferry International *	17,935	331,977
Live Nation Entertainment, Inc. *	69,970	740,982
MAXIMUS, Inc.	22,710	1,652,834
Men’s Wearhouse, Inc., (The)	51,805	1,456,757
Navigant Consulting, Inc. *	117,965	1,501,694
Odyssey Marine Exploration, Inc. * (a)	111,540	390,390
Rent-A-Center, Inc.	30,235	1,096,926
RPX Corp. *	14,685	174,017
Service Corp. International	55,585	863,791
Steiner Leisure Ltd. *	7,690	362,584
Steinway Musical Instruments *	18,485	415,173
Viad Corp.	14,255	391,442
XO Group, Inc. *	41,540	380,091

		26,438,813

Energy—2.7%
Bristow Group, Inc.	15,960	929,830
Contango Oil & Gas Co.	10,530	408,143
Forum Energy Technologies, Inc. * (a)	23,195	618,843
Helix Energy Solutions Group, Inc. *	32,115	751,812
Rosetta Resources, Inc. *	17,620	857,742
Swift Energy Co. *	23,025	311,298

		3,877,668

Finance—22.3%
American Capital Mortgage Investment Corp.	28,545	733,607
Ameris Bancorp *	22,973	318,865
AMERISAFE, Inc. *	17,980	586,508
Apollo Investment Corp.	36,055	313,318
BBCN Bancorp, Inc.	129,990	1,609,276
Centerstate Banks, Inc.	53,235	450,900
Citizens Republic Bancorp, Inc. *	45,030	927,618
Columbia Banking System, Inc.	27,515	550,300
Cowen Group, Inc., Class A *	26,710	69,713
Fifth Street Finance Corp.	89,965	962,626
First American Financial Corp.	66,355	1,611,763
First Citizens Bancshares, Inc., Class A	3,255	584,435
Flushing Financial Corp.	26,105	412,459
Gladstone Capital Corp.	15,255	138,821
Global Indemnity PLC *	13,868	320,351
Heritage Financial Corp.	33,580	465,083
Infinity Property & Casualty Corp.	10,880	611,347
Janus Capital Group, Inc. (a)	86,170	797,934
JMP Group, Inc.	65,450	389,427
Maiden Holdings Ltd.	156,300	1,575,504
Nationstar Mortgage Holdings, Inc. * (a)	59,755	2,302,360
Navigators Group, Inc., (The) *	8,665	486,626
Nelnet, Inc., Class A	38,271	1,269,832

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
Ocwen Financial Corp. *	81,865	$3,227,118
Park Sterling Corp. *	42,600	241,968
PHH Corp. * (a)	71,465	1,501,480
Platinum Underwriters Holdings Ltd.	23,535	1,244,531
Safety Insurance Group, Inc.	9,830	462,010
Stancorp Financial Group Inc	13,600	541,416
Stewart Information Services Corp.	63,935	1,480,095
SVB Financial Group *	20,375	1,366,348
Symetra Financial Corp.	75,515	994,533
United Rentals, Inc. *	12,950	691,660
Validus Holdings Ltd.	4,466	159,124
Walter Investment Management Corp. *	60,730	2,788,722
Washington Federal, Inc.	27,890	489,470

		32,677,148

Health Care—9.7%
Addus HomeCare Corp. *	49,756	438,350
Amsurg Corp. *	20,570	621,214
Centene Corp. *	13,825	622,402
Chemed Corp.	16,130	1,245,075
Hanger Orthopedic Group, Inc. *	43,420	1,287,837
ICON PLC, ADR *	38,025	1,184,859
Integra Lifesciences Holdings Corp. *	12,925	526,564
Kindred Healthcare, Inc. *	79,642	897,565
LHC Group, Inc. *	16,800	341,376
LifePoint Hospitals, Inc. *	14,675	647,021
Omnicell, Inc. *	24,945	449,509
Owens & Minor, Inc. (a)	25,902	788,716
PAREXEL International Corp. *	21,725	753,640
Select Medical Holdings Corp.	86,990	803,788
Symmetry Medical, Inc. *	116,230	1,212,279
U.S. Physical Therapy, Inc.	73,109	1,799,944
VCA Antech, Inc. *	25,720	564,811

		14,184,950

Real Estate Investment Trusts—6.8%
Altisource Residential Corp., Class B * (a)	25,195	479,713
Anworth Mortgage Asset Corp.	119,802	730,792
Chatham Lodging Trust	50,330	828,432
Colony Financial, Inc.	21,735	481,430
CYS Investments, Inc. (a)	157,070	1,862,850
Gladstone Commercial Corp. (a)	17,580	333,317
Hatteras Financial Corp.	40,770	1,088,151
Javelin Mortgage Investment Corp (a)	46,710	895,898
MFA Financial, Inc.	89,840	797,779
Monmouth Real Estate Investment Corp., Class A	68,730	767,027
Silver Bay Realty Trust Corp. * (a)	36,885	753,192
Two Harbors Investment Corp.	77,460	996,136

		10,014,717

Technology—9.0%
Bel Fuse, Inc., Class B	28,731	478,658
Belden, Inc.	39,300	1,979,148
Brooks Automation, Inc.	43,925	444,082
Coherent, Inc.	7,095	409,807
Electronics for Imaging, Inc. *	27,600	636,456
EnerSys, Inc. *	46,415	1,897,445

	Number of Shares	Value
Technology—(continued)
Imation Corp. *	29,830	$101,720
Insight Enterprises, Inc. *	19,045	366,045
Integrated Device Technology, Inc. *	77,080	524,144
Lexmark International, Inc., Class A (a)	55,205	1,215,614
Magnachip Semiconductor Corp. *	41,440	652,680
NETGEAR, Inc. * (a)	28,150	958,507
Sykes Enterprises, Inc. *	80,030	1,189,246
SYNNEX Corp. *	40,455	1,542,549
TeleTech Holdings, Inc. *	19,810	370,645
Teradyne, Inc. *	26,945	451,598

		13,218,344

Transportation—1.6%
Diana Shipping, Inc. *	38,425	326,228
Landstar System, Inc.	8,370	471,147
Quality Distribution, Inc. *	42,360	334,220
UTi Worldwide, Inc.	75,160	1,144,687

		2,276,282

Utilities—1.5%
PNM Resources, Inc.	62,845	1,411,499
SemGroup Corp., Class A *	17,645	813,258

		2,224,757

TOTAL COMMON STOCK (Cost $105,903,655)		140,850,207

SECURITIES LENDING COLLATERAL—12.1%
BlackRock Liquidity Fund	17,809,719	17,809,719

TOTAL SECURITIES LENDING COLLATERAL (Cost $17,809,719)		17,809,719

TOTAL INVESTMENTS—108.1% (Cost $123,713,374)		158,659,926

LIABILITIES IN EXCESS OF OTHER ASSETS—(8.1)%		(11,838,707)

NET ASSETS—100.0%		$146,821,219

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	9

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock *	$140,850,207	$140,850,207	$—	$—
Securities Lending Collateral	17,809,719	17,809,719	—	—

Total Assets	$158,659,926	$158,659,926	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—97.8%
COMMON STOCK—95.8%
Basic Industries—2.4%
Greif, Inc., Class B (a)	43,300	$2,320,880
KapStone Paper and Packaging Corp. †	117,970	3,142,721
Owens-Illinois, Inc. * †	248,380	6,333,690
Sealed Air Corp. †	211,965	4,707,743
Steel Dynamics, Inc.	154,535	2,359,750

		18,864,784

Capital Goods—7.8%
Actuant Corp., Class A †	118,360	3,599,328
Babcock & Wilcox Co., (The)	232,170	6,273,233
Columbus McKinnon Corp. *	92,500	1,814,850
Crane Co. †	43,430	2,335,665
EnPro Industries, Inc. * †	97,280	4,526,438
Foster Wheeler AG *	162,090	3,899,885
General Cable Corp. * †	137,685	4,535,344
Gibraltar Industries, Inc. * †	137,593	2,359,720
Global Power Equipment Group, Inc. †	164,045	2,752,675
Hardinge, Inc.	98,040	1,282,363
Masonite Worldwide Holdings, Inc. *	62,760	2,784,975
Michael Baker Corp. †	93,032	2,255,096
Moog, Inc., Class A * †	83,780	3,766,749
NCI Building Systems, Inc. *	127,055	2,077,349
Orion Marine Group, Inc. *	198,495	1,889,672
Safran SA - ADR	75,840	3,474,989
Spirit Aerosystems Holdings, Inc., Class A * †	359,035	6,250,799
WaterFurnace Renewable Energy, Inc. †	136,945	2,230,560
World Fuel Services Corp. †	58,715	2,232,931

		60,342,621

Communications—5.8%
Comcast Corp., Class A †	145,815	5,801,979
Dice Holdings, Inc. *	284,830	2,745,761
DIRECTV * †	188,150	9,063,186
Hawaiian Telcom Holdco, Inc. * †	438,914	8,457,873
IAC/InterActive Corp. †	89,535	3,648,551
iPass, Inc. *	653,655	1,313,847
Lionbridge Technologies, Inc. *	612,555	2,339,960
Time Warner Cable, Inc. †	79,090	6,832,585
Yahoo!, Inc. * †	221,280	4,715,477

		44,919,219

Consumer Durables—1.0%
Cooper-Standard Holding, Inc. *	28,760	1,085,690
Helen of Troy Ltd. †	173,450	6,431,526

		7,517,216

Consumer Non-Durables—5.2%
Anheuser-Busch InBev NV - Sponsored ADR †	82,370	7,741,956
Archer-Daniels-Midland Co.	73,225	2,332,949
Crimson Wine Group Ltd *	38,832	312,594
Crocs, Inc. *	201,005	3,047,236
Energizer Holdings, Inc. †	47,700	4,385,061
Hanesbrands, Inc. * †	100,095	3,967,766
Lorillard, Inc. †	105,495	4,065,777

	Number of Shares	Value
Consumer Non-Durables—(continued)
Molson Coors Brewing Co., Class B †	103,120	$4,558,935
Philip Morris International, Inc.	42,950	3,940,663
Revlon, Inc., Class A *	12,081	272,427
Unilever NV	153,550	5,976,166

		40,601,530

Consumer Services—11.8%
Acacia Research Corp. *	78,676	2,199,781
Barrett Business Services, Inc.	11,512	502,844
Century Casinos, Inc. * †	831,881	2,454,049
CRA International, Inc. *	204,800	4,528,128
CVS Caremark Corp. †	127,115	6,498,119
DreamWorks Animation SKG, Inc., Class A * (a)	179,365	2,977,459
Ennis, Inc. †	327,350	5,126,301
Express, Inc. *	161,405	2,985,993
GNC Holdings, Inc., Class A †	112,910	4,629,310
Hudson Global, Inc. * †	200,865	739,183
ICF International, Inc. * †	264,180	6,535,813
Insperity, Inc. †	158,375	4,489,931
International Speedway Corp., Class A †	206,165	6,213,813
Kelly Services, Inc., Class A	60,520	1,068,783
Liberty Interactive Corp., Class A * †	146,390	3,056,623
Liberty Ventures, Series A * †	9,759	704,600
Nash Finch Co. †	207,797	3,983,469
TESCO PLC - Sponsored ADR †	188,255	3,179,627
Towers Watson & Co., Class A †	77,610	5,166,498
Valuevision Media, Inc., Class A *	633,045	1,658,578
Viacom, Inc., Class B †	64,405	3,765,116
Wal-Mart Stores, Inc. †	62,360	4,413,841
Walgreen Co. †	185,065	7,576,561
Walt Disney Co., (The) †	126,960	6,930,747
XO Group, Inc. *	67,765	620,050

		92,005,217

Energy—10.2%
Apache Corp. †	84,390	6,267,645
Calfrac Well Services Ltd.	141,980	3,333,676
Canadian Natural Resources Ltd. †	127,315	3,881,834
Cenovus Energy, Inc. †	99,185	3,204,667
Diamond Offshore Drilling, Inc. (a)	44,925	3,130,374
Ensco PLC, Class A †	41,810	2,514,453
EOG Resources, Inc. †	37,475	4,710,982
EQT Corp. †	84,670	5,341,830
Halliburton Co. †	151,035	6,269,463
Legacy Oil + Gas, Inc. *	331,595	2,052,573
National Oilwell Varco, Inc. †	54,515	3,714,107
Occidental Petroleum Corp. †	117,645	9,685,713
Rosetta Resources, Inc. * †	78,005	3,797,283
Royal Dutch Shell PLC - ADR †	151,360	9,936,784
Schlumberger Ltd. †	29,955	2,331,997
SM Energy Co. †	43,595	2,523,279
Tesoro Corp. †	52,525	2,954,006
Weatherford International Ltd. *	331,865	3,942,556

		79,593,222

Finance—18.7%
ACE Ltd. †	78,400	6,694,576
AerCap Holdings NV *	160,105	2,484,830

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	11

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
Alterra Capital Holdings Ltd.	25,350	$776,724
American International Group, Inc. * †	250,350	9,515,804
AON PLC †	102,205	6,243,703
Axis Capital Holdings Ltd. †	92,130	3,752,455
Berkshire Hathaway, Inc., Class B * †	105,720	10,800,355
Century Bancorp, Inc., Class A †	38,003	1,254,099
Charles Schwab Corp., (The) †	135,320	2,197,597
Citigroup, Inc. †	135,718	5,696,084
Cowen Group, Inc., Class A *	775,320	2,023,585
Endurance Specialty Holdings Ltd. †	142,510	6,276,140
Fairfax Financial Holdings Ltd. †	4,970	1,883,630
First Southern Bancorp, Inc. Class B 144A ‡	64,350	388,674
Flushing Financial Corp. †	107,711	1,701,834
HF Financial Corp.	83,779	1,125,990
JPMorgan Chase & Co. †	101,846	4,982,306
Leucadia National Corp. †	388,315	10,445,674
Loews Corp. †	83,730	3,609,600
Maiden Holdings Ltd. †	887,322	8,944,206
Morgan Stanley †	171,375	3,864,506
NASDAQ OMX Group, Inc., (The) †	32,815	1,038,923
National Western Life Insurance Co., Class A †	12,845	2,091,937
NBH Holdings Corp., Class A 144A ‡	79,735	1,153,765
New Hampshire Thrift Bancshares, Inc.	29,529	393,031
Nicholas Financial, Inc.	122,637	1,661,731
OceanFirst Financial Corp. †	36,680	511,319
PartnerRe Ltd. †	55,885	4,987,177
Primus Guaranty Ltd. * (a)	129,701	1,258,100
RenaissanceRe Holdings Ltd. †	46,300	4,048,472
State Street Corp. †	69,055	3,907,823
Steel Excel, Inc. * †	229,697	5,799,849
TD Ameritrade Holding Corp. †	153,070	2,909,861
Torchmark Corp. †	60,235	3,384,605
Tower Group, Inc. †	267,790	4,994,284
Travelers Cos., Inc., (The) †	46,295	3,723,044
Validus Holdings Ltd. †	139,217	4,960,302
White Mountains Insurance Group Ltd. †	6,855	3,873,075

		145,359,670

Health Care—15.6%
Allscripts Healthcare Solutions, Inc. * †	793,835	10,097,581
Alpha PRO Tech Ltd. *	485,210	786,040
AmerisourceBergen Corp. †	123,395	5,824,244
Amgen, Inc. †	62,505	5,713,582
Amsurg Corp. * †	180,695	5,456,989
Baxter International, Inc. †	57,600	3,893,760
Becton, Dickinson & Co. †	35,355	3,113,361
BioClinica, Inc. * †	327,186	2,368,827
CardioNet, Inc. *	505,851	1,259,569
Charles River Laboratories International, Inc. * †	44,905	1,829,430
Cross Country Healthcare, Inc. * †	456,352	2,601,206
Express Scripts Holding Co. * †	83,990	4,779,871
Humana, Inc. †	86,485	5,903,466
Invacare Corp. †	139,975	2,031,037
Johnson & Johnson †	81,585	6,209,434

	Number of Shares	Value
Health Care—(continued)
Laboratory Corp. of America Holdings * †	76,390	$6,768,154
Masimo Corp. †	108,385	2,151,442
MFC Industrial Ltd	237,160	2,369,228
Myriad Genetics, Inc. * †	95,180	2,419,476
Omnicare, Inc. †	101,980	3,799,775
Orthofix International NV *	59,690	2,224,049
Pfizer, Inc. †	366,480	10,030,558
Sanofi - ADR †	162,095	7,652,505
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	182,225	6,815,215
UnitedHealth Group, Inc. †	91,500	4,890,675
Universal Health Services, Inc., Class B †	107,870	6,244,594
WuXi PharmaTech Cayman, Inc., - ADR *	246,480	4,027,483

		121,261,551

Real Estate Investment Trusts—0.9%
CBRE Group, Inc., Class A * †	205,005	4,954,971
Reis, Inc. * †	157,698	2,404,895

		7,359,866

Technology—15.4%
Active Network, Inc., (The) * (a)	479,125	2,247,096
Actuate Corp. * †	1,008,755	6,062,618
Alpha & Omega Semiconductor Ltd *	543,538	4,380,916
Amdocs Ltd. †	116,445	4,246,749
Amkor Technology, Inc. * (a) †	600,100	2,430,405
Anixter International, Inc. †	56,535	3,896,392
Arrow Electronics, Inc. * †	47,280	1,898,292
Avnet, Inc. * †	55,985	1,976,830
Celestica, Inc. *	614,130	4,992,877
Coleman Cable, Inc.	736,458	7,298,299
CSG Systems International, Inc. * †	225,595	4,378,799
EMC Corp. * †	233,045	5,362,366
Fiserv, Inc. * †	37,550	3,083,231
Flextronics International Ltd. *	411,295	2,735,112
GSI Group, Inc. *	526,764	5,056,934
Hemisphere GPS, Inc. *	159,850	126,921
Ingram Micro, Inc., Class A * †	258,890	4,882,665
LSI Corp. *	436,745	3,039,745
Microsoft Corp. †	229,260	6,373,428
Molex, Inc., Class A	99,545	2,261,662
O2Micro International Ltd - ADR *	911,730	2,926,653
ON Semiconductor Corp. *	417,155	3,337,240
Oplink Communications, Inc. * †	205,670	3,159,091
Oracle Corp. †	172,449	5,908,103
QLogic Corp. * †	323,775	3,684,560
Rovi Corp. * †	159,535	2,838,128
SAIC, Inc. †	281,020	3,321,656
TE Connectivity Ltd.	138,095	5,541,752
Thermo Fisher Scientific, Inc. †	72,140	5,323,932
Travelsky Technology Ltd, Class H	7,037,185	4,609,356
Vishay Intertechnology, Inc. * †	167,865	2,214,139

		119,595,947

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Transportation—1.0%
Aurizon Holdings Ltd	392,900	$1,618,748
Con-way, Inc. †	65,905	2,316,561
Diana Shipping, Inc.	295,510	2,508,880
Vitran Corp., Inc. *	238,971	1,467,282

		7,911,471

TOTAL COMMON STOCK (Cost $646,671,875)		745,332,314

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% 144A ‡	110	151,152

TOTAL PREFERRED STOCK (Cost $110,000)		151,152

EXCHANGE TRADED FUND—0.6%
ProShares Short 20+ Year Treasury *	150,710	4,497,186

TOTAL EXCHANGE TRADED FUND (Cost $4,348,303)		4,497,186

SECURITIES LENDING COLLATERAL—1.4%
BlackRock Liquidity Fund	10,859,274	10,859,274

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,859,274)		10,859,274

TOTAL LONG POSITIONS—97.8% (Cost $661,989,452)		760,839,926

SECURITIES SOLD SHORT—(62.0%)
COMMON STOCK—(62.0%)
Basic Industries—(1.0%)
AEP Industries, Inc. *	(53,675)	(3,785,698)
American Vanguard Corp.	(49,650)	(1,540,639)
Ethanex Energy, Inc. *	(648)	(259)
Kennady Diamonds, Inc. *	(46,500)	(55,462)
MAG Silver Corp. *	(83,345)	(791,778)
Mountain Province Diamonds, Inc. *	(277,767)	(1,102,735)
Tanzanian Royalty Exploration Corp. *	(193,370)	(680,662)

		(7,957,233)

Capital Goods—(6.8%)
Applied Energetics, Inc. *	(238,070)	(6,333)
Applied Nanotech Holdings, Inc. *	(8,285)	(1,152)
Builders FirstSource, Inc. *	(475,340)	(2,875,807)
Cummins, Inc.	(32,120)	(3,721,744)
DynaMotive Energy Systems Corp. * ‡	(72,185)	(7)
EDAC Technologies Corp. *	(98,240)	(1,503,072)
Interface, Inc.	(250,260)	(4,582,261)
Kimball International, Inc., Class B	(134,432)	(1,238,119)
Lindsay Corp.	(72,390)	(6,185,726)
Middleby Corp. *	(16,040)	(2,394,932)
Polypore International, Inc. *	(84,250)	(3,225,090)
Smith & Wesson Holding Corp. *	(431,120)	(4,117,196)
Titan International, Inc.	(168,412)	(3,555,177)
TransDigm Group, Inc.	(27,920)	(3,974,133)

	Number of Shares	Value
Capital Goods—(continued)
Trex Co., Inc. *	(207,215)	$(9,788,837)
USG Corp. *	(118,280)	(3,337,862)
Vulcan Materials Co.	(47,020)	(2,394,729)

		(52,902,177)

Communications—(3.2%)
Cogent Communications Group, Inc.	(157,680)	(3,965,652)
CTC Communications Group, Inc. * ‡	(98,900)	(10)
eGain Communications Corp. *	(160,300)	(1,280,797)
Elephant Talk Communications, Inc. *	(239,001)	(286,801)
Equinix, Inc. *	(22,140)	(4,683,717)
Interliant, Inc. * ‡	(600)	0
j2 Global Communications, Inc.	(15,284)	(545,333)
LivePerson, Inc. *	(206,805)	(2,992,468)
MicroStrategy, Inc., Class A *	(22,375)	(2,279,565)
Pandora Media, Inc. *	(186,590)	(2,276,398)
Rackspace Hosting, Inc. *	(81,073)	(4,528,738)
Shutterfly, Inc. *	(44,560)	(1,928,557)

		(24,768,036)

Consumer Durables—(2.9%)
American Axle & Manaufacturing Holdings, Inc. *	(191,770)	(2,425,890)
Cavco Industries, Inc. *	(35,330)	(1,593,736)
Dorman Products, Inc.	(63,755)	(2,228,875)
National Presto Industries, Inc.	(27,995)	(2,127,340)
Qsound Labs, Inc. *	(4,440)	(2,221)
SodaStream International Ltd. *	(72,570)	(3,453,606)
Standard Pacific Corp. *	(257,555)	(2,096,498)
Tesla Motors, Inc. *	(92,880)	(3,235,010)
Toll Brothers, Inc. *	(95,015)	(3,241,912)
Whirlpool Corp.	(20,440)	(2,308,698)

		(22,713,786)

Consumer Non-Durables—(4.9%)
Amish Naturals, Inc. * ‡	(25,959)	(156)
Annie’s, Inc. *	(81,790)	(3,431,908)
Boston Beer Co., Inc., (The) Class A *	(12,680)	(1,970,852)
Boulder Brands, Inc. *	(319,105)	(2,718,775)
Cal-Maine Foods, Inc.	(47,665)	(1,929,956)
Female Health Co., (The)	(336,400)	(2,388,440)
Fifth & Pacific Cos, Inc. *	(233,900)	(4,231,251)
Glu Mobile, Inc. *	(345,780)	(784,921)
Green Mountain Coffee Roasters, Inc. *	(102,765)	(4,908,056)
Mead Johnson Nutrition Co	(37,320)	(2,795,641)
Monster Beverage Corp. *	(62,465)	(3,150,110)
Post Holdings, Inc. *	(93,805)	(3,626,501)
Quiksilver, Inc. *	(343,350)	(2,145,938)
Tumi Holdings, Inc. *	(164,690)	(3,893,272)
Valence Technology, Inc. *	(27,585)	(472)

		(37,976,249)

Consumer Services—(13.4%)
Acxiom Corp. *	(151,370)	(2,756,448)
Amazon.com, Inc. *	(12,445)	(3,288,840)
Arctic Cat, Inc. *	(91,900)	(3,338,727)
Barnes & Noble, Inc. *	(108,840)	(1,713,142)
Best Buy Co., Inc.	(115,675)	(1,898,227)
BJ’s Restaurants, Inc. *	(195)	(6,004)
Blue Nile, Inc. *	(112,363)	(3,812,477)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	13

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Buffalo Wild Wings, Inc. *	(52,825)	$(4,156,799)
Chipotle Mexican Grill, Inc. *	(12,135)	(3,844,247)
Conn’s, Inc. *	(87,180)	(2,793,247)
Cumulus Media, Inc., Class A *	(588,735)	(1,925,163)
Fresh Market, Inc., (The) *	(41,545)	(1,936,828)
GameStop Corp., Class A	(46,400)	(1,162,784)
Higher One Holdings Inc *	(282,725)	(2,527,561)
Ignite Restaurant Group, Inc. *	(169,120)	(2,374,445)
Imax Corp. *	(103,880)	(2,669,716)
InnerWorkings, Inc. *	(150,215)	(2,218,676)
Iron Mountain, Inc.	(68,811)	(2,373,980)
Landauer, Inc.	(23,629)	(1,387,259)
Lululemon Athletica, Inc. *	(87,285)	(5,852,459)
Manchester United PLC, Class A *	(136,165)	(2,386,972)
Mattress Firm Holding Corp. *	(90,297)	(2,514,771)
Medidata Solutions, Inc. *	(38,425)	(2,002,711)
Netflix, Inc. *	(45,110)	(8,484,289)
New Oriental Education & Technology Group. - Sponsored ADR	(111,430)	(1,693,736)
Polaris Industries, Inc.	(25,910)	(2,263,757)
RadioShack Corp.	(455,615)	(1,366,845)
Red Robin Gourmet Burgers, Inc. *	(79,540)	(3,410,675)
Ritchie Bros. Auctioneers, Inc.	(207,415)	(4,724,914)
Sears Holdings Corp. *	(43,590)	(1,961,550)
Sturm Ruger & Co., Inc.	(81,315)	(4,440,612)
Texas Roadhouse, Inc.	(190,555)	(3,685,334)
Tractor Supply Co.	(26,945)	(2,802,011)
Ulta Salon Cosmetics & Fragrance, Inc.	(16,646)	(1,474,170)
Urban Outfitters, Inc. *	(100,445)	(4,070,031)
Viggle, Inc. *	(4,896)	(3,868)
VistaPrint NV *	(62,615)	(2,191,525)
Yum! Brands, Inc.	(43,310)	(2,835,939)

		(104,350,739)

Energy—(0.7%)
Beard Co. *	(9,710)	(131)
Crescent Point Energy Corp.	(32,120)	(1,215,421)
InterOil Corp. *	(21,570)	(1,504,939)
Miller Energy Resources, Inc. *	(253,560)	(993,955)
Petroleo Brasileiro SA - ADR	(115,180)	(1,689,691)

		(5,404,137)

Finance—(0.7%)
African Bank Investments Ltd. - ADR	(121,955)	(1,951,280)
DFC Global Corp. *	(152,585)	(2,850,288)
Value Line, Inc.	(78,574)	(756,668)

		(5,558,236)

Health Care—(13.0%)
ABIOMED, Inc. *	(148,605)	(2,383,624)
Advisory Board Co., (The) *	(65,150)	(3,310,271)
Agenus, Inc. *	(175,605)	(751,589)
Air Methods Corp.	(71,640)	(3,208,756)
Align Technology, Inc. *	(99,260)	(3,120,734)
Alnylam Pharmaceuticals, Inc. *	(85,300)	(2,020,757)
Arena Pharmaceuticals, Inc. *	(279,895)	(2,348,319)
Ariad Pharmaceuticals, Inc. *	(199,610)	(4,197,798)

	Number of Shares	Value
Health Care—(continued)
athenahealth, Inc. *	(32,520)	$(3,050,051)
AVANIR Pharmaceuticals, Inc., Class A *	(702,330)	(1,917,361)
Biotime, Inc. *	(105,150)	(442,681)
BodyTel Scientific, Inc. *	(4,840)	0
CareView Communications, Inc. *	(207,465)	(165,972)
Cerner Corp. *	(66,225)	(5,792,038)
Conceptus, Inc. *	(183,910)	(4,106,710)
Curis, Inc. *	(228,155)	(613,737)
DexCom, Inc. *	(156,995)	(2,343,935)
Edwards Lifesciences Corp. *	(39,390)	(3,384,783)
Endologix, Inc. *	(218,370)	(3,288,652)
Fluidigm Corp. *	(125,015)	(2,157,759)
Forest Laboratories, Inc. *	(100,480)	(3,697,664)
HealthStream, Inc. *	(79,135)	(1,692,698)
HeartWare International, Inc. *	(55,720)	(4,759,602)
Hi-Tech Pharmacal Co., Inc.	(82,945)	(3,069,794)
HMS Holdings Corp. *	(208,085)	(6,032,384)
ICU Medical, Inc. *	(44,295)	(2,514,184)
IDEXX Laboratories, Inc. *	(42,760)	(3,939,051)
Incyte Corp. Ltd. *	(140,595)	(3,121,209)
Insulet Corp. *	(86,530)	(1,952,982)
Mindray Medical International Ltd. - ADR	(80,220)	(3,017,074)
Quidel Corp. *	(137,935)	(3,264,921)
ResMed, Inc.	(69,265)	(3,081,600)
Seattle Genetics, Inc. *	(228,502)	(6,430,046)
Sequenom, Inc. *	(424,760)	(1,745,764)
Spectrum Pharmaceuticals, Inc.	(331,995)	(3,784,743)

		(100,709,243)

Technology—(13.9%)
3D Systems Corp. *	(125,760)	(4,648,090)
ANTs Software, Inc. *	(10,334)	(1)
Aspen Technology, Inc. *	(197,535)	(6,076,177)
Cavium, Inc. *	(63,710)	(2,352,173)
Ciena Corp. *	(266,805)	(4,066,108)
Cirrus Logic, Inc. *	(199,055)	(4,785,282)
CommVault Systems, Inc. *	(36,110)	(2,670,334)
Consygen, Inc. * ‡	(200)	0
Cornerstone OnDemand, Inc. *	(56,850)	(1,924,941)
Cray, Inc. *	(123,305)	(2,385,952)
Demandware, Inc. *	(117,650)	(3,111,842)
E2open, Inc. *	(127,780)	(2,524,933)
Ellie Mae, Inc. *	(118,885)	(2,413,365)
Ener1, Inc. * ‡	(102,820)	(10)
EZchip Semiconductor Ltd. *	(53,455)	(1,296,818)
First Solar, Inc. *	(115,830)	(2,994,205)
Fusion-io, Inc. *	(178,385)	(3,011,139)
Garmin Ltd	(55,115)	(1,892,649)
Generac Holdings, Inc.	(42,345)	(1,458,785)
Infinera Corp. *	(273,980)	(1,778,130)
IntraLinks Holdings, Inc. *	(354,203)	(2,082,714)
IPG Photonics Corp.	(88,730)	(5,260,802)
Ixia *	(114,425)	(2,320,539)
Jive Software, Inc. *	(105,490)	(1,749,024)
MoSys, Inc. *	(153,340)	(532,090)
NAM TAI Electronics, Inc.	(137,204)	(1,871,463)
Nestor, Inc. *	(15,200)	(15)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
NetSuite, Inc. *	(30,725)	$(2,144,298)
Nokia OYJ - ADR	(663,175)	(2,420,589)
Power Integrations, Inc.	(59,220)	(2,475,988)
QLIK Technologies, Inc. *	(167,595)	(4,357,470)
RealPage, Inc. *	(79,600)	(1,724,136)
Research In Motion Ltd. *	(231,695)	(3,093,128)
Ruckus Wireless, Inc.	(99,415)	(2,123,504)
Salesforce.com, Inc. *	(19,925)	(3,371,709)
ServiceNow, Inc.	(58,060)	(1,885,208)
Tessco Technologies, Inc.	(315,766)	(7,189,992)
TIBCO Software, Inc. *	(89,900)	(1,928,355)
Tiger Telematics, Inc. * ‡	(6,510)	(7)
TigerLogic Corp. *	(96,490)	(178,507)
Tower Semiconductor Ltd. *	(34,291)	(233,179)
Ultratech, Inc. *	(91,265)	(3,740,040)
Uni-Pixel, Inc. *	(22,125)	(522,150)
Universal Display Corp. *	(75,960)	(2,383,625)
ViaSat, Inc. *	(116,970)	(5,492,911)
WorldGate Communications, Inc. *	(582,655)	(1,165)
Xybernaut Corp. * ‡	(34,156)	0

		(108,473,542)

Transportation—(1.3%)
American Railcar Industries, Inc.	(144,201)	(6,292,932)
Student Transportation, Inc.	(569,485)	(3,656,094)

		(9,949,026)

Utilities—(0.2%)
Cadiz, Inc. *	(72,010)	(485,347)
Solarcity Corp. *	(74,570)	(1,350,463)

		(1,835,810)

TOTAL COMMON STOCK (Proceeds $436,021,953)		(482,598,214)

TOTAL SECURITIES SOLD SHORT—(62.0%) (Proceeds $436,021,953)		(482,598,214)

	Number of Contracts
OPTIONS WRITTEN ††—0.0%
Arena Pharmaceuticals, Inc. Call Options Expires 01/18/14 Strike Price $10	(1,140)	(181,260)

TOTAL OPTIONS WRITTEN (Premiums received $225,622)		(181,260)

OTHER ASSETS IN EXCESS OF LIABILITIES—64.2%		499,632,016

NET ASSETS—100.0%		$777,692,468

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2013, these securities amounted to $1,693,591 or 0.2% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of February 28, 2013 long positions amounted to $1,693,591 and short positions amounted to ($190), or 0.2% and (0.0)%, respectively, of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	15

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Basic Industries	$18,864,784	18,864,784	$—	$—
Capital Goods	60,342,621	60,342,621	—	—
Communications	44,919,219	44,919,219	—	—
Consumer Durables	7,517,216	7,517,216	—	—
Consumer Non-Durables	40,601,530	40,601,530	—	—
Consumer Services	92,005,217	92,005,217	—	—
Energy	79,593,222	79,593,222	—	—
Finance	145,359,670	143,817,231	—	1,542,439
Health Care	121,261,551	121,261,551	—	—
Real Estate Investment Trusts	7,359,866	7,359,866	—	—
Technology	119,595,947	119,595,947	—	—
Transportation	7,911,471	7,911,471	—	—
Preferred Stocks
Finance	151,152	—	—	151,152
Exchange Traded Fund	4,497,186	4,497,186	—	—
Securities Lending Collateral	10,859,274	10,859,274	—	—

Total Assets	$760,839,926	$759,146,335	$—	$1,693,591

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Securities Sold Short
Basic Industries	$(7,957,233)	$(7,957,233)	$—	$—
Capital Goods	(52,902,177)	(52,902,170)	—	(7)
Communications	(24,768,036)	(24,768,026)	—	(10)
Consumer Durables	(22,713,786)	(22,713,786)	—	—
Consumer Non-Durables	(37,976,249)	(37,976,093)	—	(156)
Consumer Services	(104,350,739)	(104,350,739)	—	—
Energy	(5,404,137)	(5,404,137)	—	—
Finance	(5,558,236)	(5,558,236)	—	—
Health Care	(100,709,243)	(100,709,243)	—	—
Technology	(108,473,542)	(108,473,525)	—	(17)
Transportation	(9,949,026)	(9,949,026)	—	—
Utilities	(1,835,810)	(1,835,810)	—	—
Options Written
Equity Contracts	(181,260)	—	(181,260)	—

Total Liabilities	$(482,779,474)	$(482,598,024)	$(181,260)	$(190)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—92.4%
COMMON STOCK—92.4%
Basic Industries—4.8%
AuRico Gold, Inc. *	129,645	$810,870
CaesarStone Sdot-Yam Ltd. *	85,173	1,980,272
Cambrex Corp. *	125,480	1,444,275
Chemtura Corp. *	60,330	1,213,840
Crown Holdings, Inc. * †	83,442	3,243,390
Fuji Seal International, Inc.	134,400	3,078,338
Graphic Packaging Holding Co. * †	713,345	5,293,020
International Paper Co. †	66,540	2,928,425
Owens-Illinois, Inc. *	134,525	3,430,387
PH Glatfelter Co.	150,875	2,738,381
Sensient Technologies Corp. †	66,635	2,459,498
Smurfit Kappa Group PLC	219,565	3,418,341
Yamana Gold, Inc.	84,820	1,247,702

		33,286,739

Capital Goods—16.7%
3M Co. †	32,896	3,421,184
ABB Ltd. - Sponsored ADR	102,053	2,318,644
AGCO Corp. †	70,700	3,639,636
Babcock & Wilcox Co., (The) †	70,100	1,894,102
Carlisle Cos, Inc. †	36,244	2,459,880
CIRCOR International, Inc. †	71,117	2,964,156
CNH Global NV †	41,250	1,827,375
Cubic Corp. †	57,085	2,382,728
Curtiss-Wright Corp. †	44,118	1,531,336
Dover Corp. †	34,510	2,531,308
Emerson Electric Co. †	36,370	2,062,179
EnPro Industries, Inc. * †	48,827	2,271,920
Flowserve Corp. †	13,111	2,104,315
Fluor Corp. †	52,486	3,248,883
Foster Wheeler AG *	121,435	2,921,726
General Electric Co. †	191,388	4,444,029
Gibraltar Industries, Inc. *	154,830	2,655,334
HB Fuller Co. †	75,590	3,089,363
Honeywell International, Inc. †	46,335	3,248,083
Hubbell, Inc., Class B †	23,470	2,180,598
Huntington Ingalls Industries, Inc. †	54,345	2,610,734
Illinois Tool Works, Inc. †	22,100	1,359,150
Joy Global, Inc. †	40,860	2,588,072
LB Foster Co., Class A	56,485	2,494,378
Lockheed Martin Corp. †	25,150	2,213,200
Meggitt PLC	190,190	1,311,655
Metso OYJ	29,504	1,267,275
Minerals Technologies, Inc. †	48,312	1,944,075
MYR Group, Inc. *	141,008	3,272,796
Northrop Grumman Corp. †	30,740	2,019,003
PACCAR, Inc. †	53,590	2,541,774
Parker Hannifin Corp. †	29,880	2,823,062
Precision Castparts Corp. †	12,690	2,367,827
Raytheon Co. †	34,920	1,905,584
Rheinmetall AG	54,449	2,996,273
Smiths Group PLC	130,322	2,493,075
Stanley Black & Decker, Inc. †	52,400	4,123,880
Textron, Inc. †	116,335	3,356,265
Triumph Group, Inc. †	45,210	3,318,866
Tyco International Ltd. †	86,060	2,754,781

	Number of Shares	Value
Capital Goods—(continued)
United Technologies Corp. †	26,570	$2,405,914
URS Corp. †	55,250	2,334,865
Valmont Industries, Inc. †	19,286	3,038,509
WESCO International, Inc. * †	56,490	4,174,611
Xylem, Inc. †	64,677	1,778,618

		116,691,021

Communications—4.9%
Baidu, Inc. - Sponsored ADR * †	30,340	2,753,658
Comcast Corp., Class A †	88,740	3,530,965
Google, Inc., Class A * †	6,470	5,183,764
IAC/InterActive Corp. †	127,190	5,182,993
Liberty Global, Inc., Class A * †	36,915	2,543,074
Liberty Global, Inc., Class C *	10,000	638,600
RigNet, Inc. * †	65,954	1,294,017
Sina Corp. *	37,640	1,945,235
Time Warner Cable, Inc. †	33,810	2,920,846
Vodafone Group PLC - Sponsored ADR †	71,325	1,793,111
Windstream Corp. †	194,330	1,669,295
Yahoo Japan Corp.	8,000	3,387,636
Yahoo!, Inc. *	56,940	1,213,391

		34,056,585

Consumer Durables—3.5%
Cie Generale des Etablissements Michelin	29,616	2,646,247
Harman International Industries, Inc.	63,845	2,710,220
Lear Corp. †	78,888	4,214,197
LISI	13,735	1,289,651
Newell Rubbermaid, Inc. †	150,470	3,511,970
NVR, Inc. *	2,610	2,634,012
Samsung Electronics Co. Ltd.	2,855	4,070,944
Tower International, Inc. *	38,862	467,898
TS Tech Co. Ltd.	122,675	2,992,428

		24,537,567

Consumer Non-Durables—3.7%
Activision Blizzard, Inc.	109,000	1,558,700
British American Tobacco PLC	85,095	4,433,738
Coca-Cola Enterprises, Inc. †	65,970	2,360,407
Cott Corp. †	277,720	2,652,226
Electronic Arts, Inc. * †	195,800	3,432,374
Henkel AG & Co. KGaA	34,638	2,562,713
Ingredion, Inc. †	38,385	2,541,087
Kerry Group PLC, Class A	19,067	1,069,401
Perfect World Co. Ltd. - Sponsored ADR †	239,300	2,718,448
Unilever NV †	60,595	2,358,357

		25,687,451

Consumer Services—12.2%
ANN, Inc. * †	55,445	1,568,539
Bed Bath & Beyond, Inc. * †	32,585	1,849,199
Berendsen PLC	244,280	2,529,257
CBS Corp., Class B non-voting shares †	49,915	2,165,812
Ctrip.com International Ltd. - ADR * †	139,730	2,695,392
CVS Caremark Corp. †	49,170	2,513,570

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	17

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Daily Mail & General Trust PLC	458,890	$4,942,759
eBay, Inc. * †	47,820	2,614,798
Equifax, Inc. †	36,985	2,038,613
FTI Consulting, Inc. * †	94,585	3,285,883
Gannett Co., Inc.	98,940	1,985,726
Global Sources Ltd. *	196,820	1,525,355
Interpublic Group of Cos., Inc., (The) †	178,075	2,275,799
ITV PLC	1,244,765	2,345,370
Liberty Media Corp. * †	27,270	2,945,160
Macy’s, Inc. †	69,950	2,874,945
Manpower, Inc. †	52,050	2,841,930
McGraw-Hill Cos., Inc., (The) †	35,050	1,631,578
Moody’s Corp. †	44,955	2,160,537
News Corp., Class A †	97,435	2,806,128
Nordstrom, Inc. †	40,035	2,170,698
Odyssey Marine Exploration, Inc. * †	490,365	1,716,278
Omnicom Group, Inc. †	40,665	2,339,457
Rent-A-Center, Inc. †	76,895	2,789,751
Robert Half International, Inc. †	79,920	2,841,156
Stage Stores, Inc. †	94,440	2,331,724
Staples, Inc. †	104,235	1,373,817
Target Corp. †	45,415	2,859,328
Time Warner, Inc. †	61,990	3,296,008
Towers Watson & Co., Class A †	50,165	3,339,484
Travelzoo, Inc. *	34,890	735,132
Viacom, Inc., Class B †	44,935	2,626,900
Walt Disney Co., (The) †	54,755	2,989,075
Williams-Sonoma, Inc.	32,180	1,460,972
WPP PLC	184,570	2,951,238

		85,417,368

Energy—9.2%
Awilco Drilling PLC *	52,712	762,119
Cameron International Corp. * †	53,750	3,424,950
Canacol Energy Ltd. *	251,515	829,237
Canadian Natural Resources Ltd.	95,010	2,896,855
Contango Oil & Gas Co.	17,295	670,354
Ensco PLC, Class A	55,635	3,345,889
EOG Resources, Inc. †	36,163	4,546,051
EQT Corp.	20,010	1,262,431
Exxon Mobil Corp. †	53,685	4,807,492
Halliburton Co. †	164,025	6,808,678
Kosmos Energy Ltd. *	170,750	1,866,298
LyondellBasell Industries NV, Class A	25,000	1,465,500
Occidental Petroleum Corp. †	61,095	5,029,951
Petrofac Ltd.	123,890	2,732,770
Phillips 66 †	52,330	3,294,697
Royal Dutch Shell PLC - ADR	67,090	4,404,459
Schlumberger Ltd. †	79,550	6,192,968
SM Energy Co. †	52,035	3,011,786
Southwestern Energy Co. * †	77,655	2,661,237
Valero Energy Corp. †	46,315	2,111,501
Weatherford International Ltd. *	199,560	2,370,773

		64,495,996

Finance—14.2%
ACE Ltd. †	34,840	2,974,988
Axis Capital Holdings Ltd. †	73,290	2,985,102
BB&T Corp. †	108,755	3,301,802

	Number of Shares	Value
Finance—(continued)
Berkshire Hathaway, Inc., Class B * †	27,595	$2,819,105
Capital One Financial Corp. †	68,400	3,490,452
CapitalSource, Inc.	265,170	2,386,530
Catlin Group Ltd.	232,280	1,779,531
Charles Schwab Corp., (The) †	178,345	2,896,323
Citigroup, Inc. †	125,666	5,274,202
Comerica, Inc. †	92,130	3,167,429
Discover Financial Services †	71,138	2,740,947
East West Bancorp, Inc. †	99,439	2,446,199
Everest Re Group Ltd. †	22,255	2,773,196
Fifth Third Bancorp †	276,770	4,384,037
First Niagara Financial Group, Inc.	247,035	2,020,746
Goldman Sachs Group, Inc., (The) †	16,450	2,463,552
Huntington Bancshares, Inc. †	437,165	3,073,270
JPMorgan Chase & Co. †	102,137	4,996,542
Marsh & McLennan Cos., Inc. †	69,560	2,583,458
MetLife, Inc. †	74,040	2,623,978
Morgan Stanley †	89,810	2,025,216
PNC Financial Services Group, Inc. †	43,700	2,726,443
Raymond James Financial, Inc. †	67,985	2,983,182
Regions Financial Corp.	313,900	2,401,335
Reinsurance Group of America, Inc.	23,000	1,322,500
SLM Corp. †	66,698	1,265,261
State Street Corp. †	49,125	2,779,984
Steel Excel, Inc. * †	29,325	740,456
SunTrust Banks, Inc. †	120,725	3,330,803
TD Ameritrade Holding Corp. †	147,315	2,800,458
Torchmark Corp. †	50,450	2,834,786
Travelers Cos., Inc., (The)	33,135	2,664,717
US Bancorp †	81,805	2,779,734
Validus Holdings Ltd. †	74,690	2,661,205
Wells Fargo & Co. †	127,613	4,476,664

		98,974,133

Health Care—8.9%
Abbott Laboratories	58,369	1,972,289
AbbVie, Inc.	60,851	2,246,619
AmerisourceBergen Corp. †	58,265	2,750,108
Amgen, Inc. †	15,447	1,412,010
Cardinal Health, Inc. †	59,840	2,765,206
CareFusion Corp. * †	83,678	2,739,618
Chemed Corp. †	25,465	1,965,643
CIGNA Corp. †	44,830	2,620,762
Covidien PLC †	33,608	2,136,461
DaVita HealthCare Partners, Inc. * †	17,440	2,086,173
Endo Health Solutions, Inc. * †	71,597	2,219,507
Express Scripts Holding Co. * †	42,545	2,421,236
Hologic, Inc. * †	88,827	1,939,093
Humana, Inc. †	38,230	2,609,580
ICON PLC, ADR *	45,506	1,417,967
Johnson & Johnson †	27,530	2,095,308
McKesson Corp. †	28,765	3,052,829
Omnicare, Inc. †	70,320	2,620,123
Omnicell, Inc. * †	107,172	1,931,239
Orthofix International NV *	33,682	1,254,991
Pfizer, Inc. †	91,813	2,512,922
Quest Diagnostics, Inc. †	38,825	2,180,800
Roche Holding AG - Sponsored ADR †	30,102	1,726,952
Sanofi - ADR	62,162	2,934,668

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
Stryker Corp. †	33,191	$2,120,241
Teleflex, Inc.	16,874	1,349,245
UnitedHealth Group, Inc. †	48,645	2,600,075
Universal Health Services, Inc., Class B †	45,580	2,638,626

		62,320,291

Technology—12.5%
Accenture PLC, Class A †	16,487	1,225,973
Alliance Data Systems Corp. * †	8,140	1,291,737
Amdocs Ltd. †	74,145	2,704,068
Analog Devices, Inc. †	48,681	2,201,355
Apple, Inc. †	5,295	2,337,213
Arrow Electronics, Inc. * †	84,182	3,379,907
Avnet, Inc. * †	103,860	3,667,297
BMC Software, Inc. * †	67,310	2,697,112
CA, Inc. †	137,338	3,363,408
CACI International, Inc., Class A * †	30,485	1,547,114
Cisco Systems, Inc. †	138,155	2,880,532
EMC Corp. * †	180,502	4,153,351
Fiserv, Inc. * †	29,736	2,441,623
Flextronics International Ltd. * †	527,459	3,507,602
Harris Corp. †	56,610	2,721,243
Ingram Micro, Inc., Class A * †	157,790	2,975,919
International Business Machines Corp.	5,178	1,039,898
LSI Corp. * †	453,070	3,153,367
Microsoft Corp. †	122,470	3,404,666
NVIDIA Corp. †	262,620	3,324,769
ON Semiconductor Corp. *	474,430	3,795,440
Oracle Corp. †	113,317	3,882,240
QUALCOMM, Inc.	20,000	1,312,600
Seagate Technology PLC †	124,210	3,994,594
STMicroelectronics NV †	55,998	445,184
Symantec Corp. * †	180,213	4,224,193
TE Connectivity Ltd. †	55,300	2,219,189
Texas Instruments, Inc. †	71,630	2,461,923
VeriFone Systems, Inc. * †	111,860	2,121,984
Western Digital Corp. †	88,300	4,164,228
WEX, Inc. * †	37,550	2,816,626
Xerox Corp. †	195,968	1,589,300

		87,045,655

Transportation—1.1%
Con-way, Inc. †	53,100	1,866,465
Norfolk Southern Corp. †	30,620	2,236,791
United Parcel Service, Inc., Class B †	27,830	2,300,150
UTi Worldwide, Inc.	92,855	1,414,182

		7,817,588

Utilities—0.7%
AES Corp. †	135,030	1,569,049
National Fuel Gas Co. †	50,745	2,952,852

		4,521,901

TOTAL COMMON STOCK—92.4% (Cost $582,789,842)		644,852,295

TOTAL LONG POSITIONS—92.4% (Cost $582,789,842)		644,852,295

	Number of Shares	Value
SECURITIES SOLD SHORT—(44.4%)
COMMON STOCK—(44.4%)
Basic Industries—(1.8%)
Antofagasta PLC	(78,175)	$(1,296,255)
EI Du Pont de Nemours & Co.	(31,560)	(1,511,724)
Fortescue Metals Group Ltd.	(175,000)	(843,718)
Greif, Inc., Class A	(38,605)	(1,963,836)
Resolute Forest Products *	(86,635)	(1,195,563)
Solvay SA	(14,840)	(2,120,526)
Texas Industries, Inc. *	(17,654)	(1,024,815)
Wausau Paper Corp.	(169,395)	(1,671,929)
Westlake Chemical Corp.	(8,755)	(754,856)

		(12,383,222)

Capital Goods—(4.5%)
AAON, Inc.	(20,775)	(499,846)
Acuity Brands, Inc.	(21,919)	(1,493,341)
Alstom SA	(29,645)	(1,308,164)
Altra Holdings, Inc.	(47,915)	(1,233,332)
Builders FirstSource, Inc. *	(251,900)	(1,523,995)
Caterpillar, Inc.	(26,305)	(2,429,793)
Federal Signal Corp. *	(151,280)	(1,179,984)
Graco, Inc.	(16,318)	(948,076)
Interface, Inc.	(88,180)	(1,614,576)
James Hardie Industries PLC - Sponsored ADR	(23,035)	(1,156,127)
Lennox International, Inc.	(32,770)	(1,935,724)
Manitex International, Inc. *	(87,630)	(839,495)
Manitowoc Co., Inc., (The)	(112,245)	(2,078,777)
Olin Corp.	(73,975)	(1,713,261)
Polypore International Inc. *	(25,095)	(960,637)
Roper Industries, Inc.	(10,712)	(1,334,822)
Simpson Manufacturing Co., Inc.	(47,090)	(1,370,319)
Sun Hydraulics Corp.	(58,720)	(1,637,701)
Taiheiyo Cement Corp.	(537,570)	(1,328,121)
Trex Co., Inc. *	(45,555)	(2,152,018)
USG Corp. *	(45,095)	(1,272,581)
Vulcan Materials Co.	(24,057)	(1,225,223)

		(31,235,913)

Communications—(5.0%)
America Movil SAB de CV, Series L - ADR	(45,000)	(940,050)
Angie’s List, Inc. *	(100,920)	(1,721,695)
AOL, Inc.	(54,300)	(2,003,670)
CenturyLink, Inc.	(34,220)	(1,186,407)
Cogent Communications Group, Inc.	(78,040)	(1,962,706)
Equinix, Inc. *	(8,240)	(1,743,172)
France Telecom SA	(114,120)	(1,105,353)
Internap Network Services Corp. *	(102,940)	(893,519)
KDDI Corp.	(17,510)	(1,314,808)
Level 3 Communications, Inc. *	(59,455)	(1,187,911)
LinkedIn Corp., Class A *	(22,370)	(3,762,187)
Lumos Networks Corp.	(62,660)	(715,577)
Millicom International Cellular SA - SDR	(65,317)	(5,125,456)
NII Holdings, Inc. *	(125,095)	(602,958)
Rackspace Hosting, Inc. *	(34,875)	(1,948,117)
Shutterfly, Inc. *	(33,260)	(1,439,493)
Shutterstock, Inc. *	(73,315)	(2,390,069)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	19

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Communications—(continued)
Telefonica SA - Sponsored ADR	(93,230)	$(1,213,855)
Verizon Communications, Inc.	(35,835)	(1,667,402)
YY, Inc. ADR *	(123,000)	(2,269,965)

		(35,194,370)

Consumer Durables—(1.9%)
American Axle & Manaufacturing Holdings, Inc. *	(185,787)	(2,350,205)
Autoneum Holding AG *	(11,373)	(746,835)
Cooper Tire & Rubber Co.	(38,616)	(976,212)
D.R. Horton, Inc.	(43,205)	(963,471)
Electrolux AB - Series B	(68,615)	(1,751,606)
Exide Technologies *	(761,884)	(2,041,849)
Faurecia	(48,525)	(867,604)
Goodyear Tire & Rubber Co., (The) *	(110,699)	(1,436,873)
Modine Manufacturing Co. *	(238,804)	(1,967,745)

		(13,102,400)

Consumer Non-Durables—(2.7%)
Annie’s, Inc. *	(37,415)	(1,569,933)
Clorox Co., (The)	(24,475)	(2,056,145)
Fossil, Inc. *	(23,350)	(2,399,679)
Giant Interactive Group, Inc.	(425,370)	(2,637,294)
Huabao International Holdings Ltd.	(2,914,000)	(1,626,904)
Luxottica Group SpA - Sponsored ADR	(55,180)	(2,572,492)
Snyders-Lance, Inc.	(70,255)	(1,739,514)
Tootsie Roll Industries, Inc.	(51,925)	(1,458,054)
Under Armour, Inc., Class A *	(51,890)	(2,557,139)

		(18,617,154)

Consumer Services—(7.9%)
Acxiom Corp. *	(112,055)	(2,040,521)
ADT Corp., (The)	(37,465)	(1,794,199)
Amazon.com, Inc. *	(4,025)	(1,063,687)
AMC Networks, Inc., Class A *	(30,025)	(1,723,435)
BJ’s Restaurants, Inc. *	(65,020)	(2,001,966)
Blue Nile, Inc. *	(68,345)	(2,318,946)
Bureau Veritas SA	(12,590)	(1,623,800)
Caesars Entertainment Corp. *	(90,050)	(1,125,625)
Concur Technologies, Inc. *	(24,325)	(1,707,615)
Darden Restaurants, Inc.	(51,635)	(2,389,151)
FactSet Research Systems, Inc.	(18,880)	(1,836,835)
Family Dollar Stores, Inc.	(36,370)	(2,093,093)
IHS, Inc., Class A *	(16,030)	(1,703,187)
Lululemon Athletica, Inc. *	(34,540)	(2,315,907)
Mediaset SpA	(775,185)	(1,718,450)
Monro Muffler Brake, Inc.	(42,135)	(1,561,102)
Morningstar, Inc.	(23,765)	(1,629,804)
Mothercare PLC *	(355,125)	(1,466,735)
MSCI, Inc. *	(44,885)	(1,487,040)
Netflix, Inc. *	(11,985)	(2,254,139)
Penske Automotive Group, Inc.	(51,450)	(1,531,152)
Pool Corp.	(22,289)	(1,019,053)
Ritchie Bros. Auctioneers, Inc.	(82,675)	(1,883,336)
Rollins, Inc.	(73,555)	(1,802,833)
Sysco Corp.	(79,715)	(2,563,634)
Titan Machinery, Inc. *	(35,700)	(1,008,525)
Ultimate Software Group, Inc., (The) *	(17,315)	(1,701,545)

	Number of Shares	Value
Consumer Services—(continued)
Vail Resorts, Inc.	(15,978)	$(882,625)
Vitacost.com, Inc. *	(139,657)	(1,032,065)
Wendy’s Co., (The)	(525,610)	(2,990,721)
Youku.com, Inc. - ADR *	(93,330)	(1,902,999)
Zillow, Inc., Class A *	(24,455)	(1,050,587)

		(55,224,312)

Energy—(3.3%)
Approach Resources, Inc. *	(21,555)	(533,486)
Atwood Oceanics, Inc. *	(34,980)	(1,789,227)
Aurora Oil and Gas Ltd. *	(247,965)	(978,635)
Birchcliff Energy Ltd. *	(2,385)	(18,132)
Carrizo Oil & Gas, Inc. *	(47,180)	(1,108,258)
Chesapeake Energy Corp.	(18,365)	(370,238)
ConocoPhillips	(40,615)	(2,353,639)
Continental Resources, Inc. *	(8,665)	(762,520)
Crescent Point Energy Corp.	(34,140)	(1,299,389)
Denbury Resources, Inc. *	(78,265)	(1,418,162)
Dresser-Rand Group, Inc. *	(12,975)	(800,038)
FMC Technologies, Inc. *	(26,500)	(1,375,615)
Goodrich Petroleum Corp. *	(75,365)	(971,455)
Lufkin Industries, Inc.	(19,060)	(1,234,707)
Magnum Hunter Resources Corp. *	(110,000)	(425,700)
Neste Oil OYJ	(121,610)	(1,830,596)
Patterson-UTI Energy, Inc.	(34,080)	(795,427)
PDC Energy, Inc. *	(23,880)	(1,113,763)
Range Resources Corp.	(8,170)	(627,456)
RPC, Inc.	(89,550)	(1,448,919)
Sanchez Energy Corp. *	(48,000)	(888,480)
Subsea 7 SA	(35,065)	(828,875)
Whiting Petroleum Corp. *	(9,055)	(440,978)

		(23,413,695)

Exchange Traded Funds—(0.4%)
United States Oil Fund LP *	(80,817)	(2,671,810)

		(2,671,810)

Finance—(4.1%)
1st United Bancorp, Inc.	(181,210)	(1,101,757)
Aviva PLC	(124,440)	(673,577)
Commonwealth Bank of Australia	(18,311)	(1,258,203)
Community Bank System, Inc.	(52,635)	(1,519,572)
CVB Financial Corp.	(112,859)	(1,196,305)
First Cash Financial Services, Inc. *	(16,365)	(865,872)
First Financial Bankshares, Inc.	(41,420)	(1,847,332)
Gain Capital Holdings, Inc.	(76,995)	(341,858)
Glacier Bancorp, Inc.	(64,870)	(1,131,333)
Greenhill & Co., Inc.	(27,550)	(1,674,489)
Iberiabank Corp.	(17,127)	(859,775)
Northern Trust Corp.	(26,290)	(1,397,839)
Signature Bank *	(21,640)	(1,607,203)
TCF Financial Corp.	(117,915)	(1,620,152)
Tompkins Financial Corp.	(30,869)	(1,278,903)
TrustCo Bank Corp.	(281,480)	(1,466,511)
Trustmark Corp.	(48,680)	(1,114,772)
UMB Financial Corp.	(31,576)	(1,439,550)
United Bankshares, Inc.	(62,975)	(1,637,350)
Valley National Bancorp	(166,159)	(1,666,575)
Westamerica Bancorporation	(44,924)	(1,987,887)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
World Acceptance Corp. *	(15,605)	$(1,228,114)

		(28,914,929)

Health Care—(3.2%)
ABIOMED, Inc. *	(68,264)	(1,094,955)
Acadia Healthcare Co., Inc. *	(81,250)	(2,211,625)
Ariad Pharmaceuticals, Inc. *	(41,394)	(870,516)
athenahealth, Inc. *	(29,190)	(2,737,730)
DexCom, Inc. *	(73,428)	(1,096,280)
Edwards Lifesciences Corp. *	(13,484)	(1,158,680)
Elekta AB, B Shares	(87,799)	(1,316,836)
H Lundbeck A/S	(20,121)	(341,183)
HeartWare International, Inc. *	(7,271)	(621,089)
IDEXX Laboratories, Inc. *	(13,294)	(1,224,643)
Incyte Corp. Ltd. *	(30,675)	(680,985)
Navidea Biopharmaceuticals, Inc. *	(183,200)	(562,424)
Orion OYJ, Class B	(20,840)	(617,614)
Perrigo Co.	(11,705)	(1,324,655)
ResMed, Inc.	(25,119)	(1,117,544)
Seattle Genetics, Inc. *	(23,072)	(649,246)
Spectrum Pharmaceuticals, Inc.	(92,178)	(1,050,829)
Stericycle, Inc. *	(21,890)	(2,099,689)
Straumann Holding AG, Registered Shares	(4,641)	(641,709)
Vivus, Inc. *	(59,908)	(642,214)

		(22,060,446)

Real Estate Investment Trusts—(0.3%)
Apartment Investment & Management Co., Class A	(64,245)	(1,902,937)

Technology—(7.5%)
ADTRAN, Inc.	(86,025)	(1,921,799)
Aspen Technology, Inc. *	(47,992)	(1,476,234)
Aviat Networks, Inc. *	(295,905)	(1,053,422)
AZZ, Inc.	(48,701)	(2,174,987)
Blackbaud, Inc.	(76,250)	(2,119,750)
Calix, Inc. *	(54,970)	(471,093)
Ciena Corp. *	(91,330)	(1,391,869)
Cirrus Logic, Inc. *	(35,738)	(859,142)
Cypress Semiconductor Corp.	(111,360)	(1,172,621)
Dassault Systemes SA	(14,906)	(1,691,900)
Eaton Corp. PLC	(29,405)	(1,822,228)
Finisar Corp. *	(95,340)	(1,396,731)
First Solar, Inc. *	(18,648)	(482,051)
Gamesa Corp. Tecnologica SA	(488,097)	(1,468,828)
Generac Holdings, Inc.	(64,704)	(2,229,053)
Hittite Microwave Corp. *	(30,240)	(1,960,157)
Infinera Corp. *	(105,030)	(681,645)
Infosys Technologies Ltd. - Sponsored ADR	(33,405)	(1,801,532)
Itron, Inc. *	(34,508)	(1,451,752)
Jive Software, Inc. *	(83,410)	(1,382,938)
Logitech International SA	(57,391)	(387,963)
Methode Electronics, Inc.	(97,860)	(1,282,945)
National Instruments Corp.	(71,095)	(2,138,538)
NetSuite, Inc. *	(22,261)	(1,553,595)
Nokia OYJ	(300,000)	(1,095,000)
Oclaro, Inc. *	(529,300)	(703,969)

	Number of Shares	Value
Technology—(continued)
Pegasystems, Inc.	(37,284)	$(1,021,209)
Red Hat, Inc. *	(29,632)	(1,505,602)
Research In Motion Ltd. *	(67,240)	(897,654)
Salesforce.com, Inc. *	(11,068)	(1,872,927)
ServiceSource International, Inc. *	(178,855)	(1,130,364)
Skyworks Solutions, Inc. *	(49,817)	(1,061,102)
Tri-Tech Holding, Inc. *	(81,005)	(164,440)
Tyler Technologies, Inc. *	(31,000)	(1,748,400)
Vestas Wind Systems A/S *	(197,922)	(1,413,815)
ViaSat, Inc. *	(47,235)	(2,218,156)
VMware, Inc., Class A *	(11,187)	(803,562)
Wipro Ltd. - ADR	(216,108)	(2,074,637)

		(52,083,610)

Transportation—(1.3%)
Hub Group, Inc., Class A *	(40,620)	(1,532,593)
J.B. Hunt Transport Services, Inc.	(25,050)	(1,741,476)
Kansas City Southern	(16,865)	(1,736,589)
Keikyu Corp.	(151,000)	(1,334,222)
Old Dominion Freight Line, Inc. *	(44,855)	(1,612,537)
Panalpina Welttransport Holding AG, Registered Shares	(12,680)	(1,337,941)

		(9,295,358)

Utilities—(0.5%)
Aqua America, Inc.	(47,235)	(1,375,956)
Oneok, Inc.	(26,000)	(1,169,740)
Ormat Technologies, Inc.	(43,140)	(881,782)

		(3,427,478)

TOTAL COMMON STOCK—(44.4%) (Proceeds $285,124,928)		(309,527,634)

TOTAL SECURITIES SOLD SHORT—(44.4%) (Proceeds $285,124,928)		(309,527,634)

OTHER ASSETS IN EXCESS OF LIABILITIES—52.0%		362,831,399

NET ASSETS—100.0%		$698,156,060

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	21

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in securities *	$644,852,295	$644,852,295	$—	$—

Total Assets	$644,852,295	$644,852,295	$—	$—

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities Sold Short *	$(309,527,634)	$(309,527,634)	$—	$—

Total Liabilities	$(309,527,634)	$(309,527,634)	$—	$—

*	See Portfolio of Investments detail for country and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—95.4%
Capital Goods—6.4%
Actuant Corp., Class A	51,340	$1,561,249
Dover Corp.	78,465	5,755,408
Fluor Corp.	28,203	1,745,766
Foster Wheeler AG *	42,530	1,023,272
Huntington Ingalls Industries, Inc.	26,020	1,250,001
Illinois Tool Works, Inc.	46,855	2,881,583
Masco Corp.	104,370	2,010,166
Parker Hannifin Corp.	40,052	3,784,113
Stanley Black & Decker, Inc.	25,235	1,985,995
Textron, Inc.	40,060	1,155,731
Tyco International Ltd.	61,135	1,956,931

		25,110,215

Communications—1.6%
Google, Inc., Class A *	155	124,186
IAC/InterActive Corp.	35,050	1,428,287
Monster Worldwide, Inc. * (a)	69,525	355,968
Vodafone Group PLC - Sponsored ADR	181,803	4,570,527

		6,478,968

Consumer Durables—2.5%
Lear Corp.	88,788	4,743,055
Newell Rubbermaid, Inc.	89,180	2,081,461
Thor Industries, Inc.	70,480	2,649,343
Tower International, Inc. *	29,721	357,841

		9,831,700

Consumer Non-Durables—4.2%
Brunswick Corp.	96,160	3,504,070
Electronic Arts, Inc. *	263,198	4,613,861
Jones Group, Inc., (The)	148,660	1,715,536
Mattel, Inc.	49,725	2,026,294
Matthews International Corp., Class A	22,945	757,185
PepsiCo, Inc.	49,890	3,780,165

		16,397,111

Consumer Services—13.0%
CBS Corp., Class B non-voting shares	53,373	2,315,854
CEC Entertainment, Inc.	12,210	369,352
eBay, Inc. *	55,280	3,022,710
Equifax, Inc.	32,700	1,802,424
FTI Consulting, Inc. *	37,299	1,295,767
Interpublic Group of Cos., Inc., (The)	224,400	2,867,832
Kohl’s Corp.	108,411	4,997,747
Korn/Ferry International *	50,841	941,067
Manpower, Inc.	93,670	5,114,382
Men’s Wearhouse, Inc., (The)	31,890	896,747
Omnicom Group, Inc.	106,820	6,145,355
Pantry, Inc., (The) *	8,670	107,855
Rent-A-Center, Inc.	47,852	1,736,071
Staples, Inc.	69,045	910,013
Target Corp.	104,480	6,578,061
Towers Watson & Co., Class A	45,110	3,002,973
Viacom, Inc., Class B	70,830	4,140,722
Walt Disney Co., (The)	81,695	4,459,730

		50,704,662

	Number of Shares	Value
Energy—9.8%
Cameron International Corp. *	19,175	$1,221,831
Canadian Natural Resources Ltd.	42,320	1,290,337
Chevron Corp.	37,835	4,432,370
EOG Resources, Inc.	30,085	3,781,985
Exxon Mobil Corp.	77,925	6,978,184
Halliburton Co.	80,470	3,340,310
Occidental Petroleum Corp.	78,245	6,441,911
Phillips 66	41,940	2,640,542
Royal Dutch Shell PLC - ADR	70,980	4,659,837
Valero Energy Corp.	37,370	1,703,698
Weatherford International Ltd. (Switzerland) *	140,210	1,665,695

		38,156,700

Finance—26.1%
ACE Ltd.	27,270	2,328,585
Alleghany Corp. *	6,087	2,300,095
American International Group, Inc. *	103,775	3,944,488
Axis Capital Holdings Ltd.	89,145	3,630,876
BB&T Corp.	181,165	5,500,169
Bond Street Holdings, Inc., Class B 144A * ‡	12,734	357,316
Bond Street Holdings, Inc., Class A 144A * ‡	50,936	1,429,264
Capital One Financial Corp.	130,505	6,659,670
Citigroup, Inc. #	179,357	7,527,613
Federated Investors, Inc., Class B (a)	74,745	1,735,579
Fifth Third Bancorp	190,115	3,011,422
First Southern Bancorp, Inc. Class B ‡	17,550	106,002
Hanover Insurance Group, Inc., (The)	34,860	1,487,825
Huntington Bancshares, Inc.	374,100	2,629,923
J.G. Wentworth, Inc. * ‡ ±	—	0
JPMorgan Chase & Co.	288,560	14,116,355
Loews Corp.	122,159	5,266,274
MetLife, Inc.	121,725	4,313,934
NBH Holdings Corp., Class A	62,698	1,134,207
NBH Holdings Corp., Class A 144A ‡	40,025	579,162
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Raymond James Financial, Inc.	52,275	2,293,827
SLM Corp.	219,225	4,158,698
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	101,840	5,763,126
THL Credit, Inc.	21,910	336,538
Torchmark Corp.	54,875	3,083,426
Travelers Cos., Inc., (The)	57,355	4,612,489
Unum Group	78,431	1,919,207
Validus Holdings Ltd.	126,639	4,512,148
Wells Fargo & Co.	169,180	5,934,834
White Mountains Insurance Group Ltd.	2,345	1,324,925

		101,997,977

Health Care—17.5%
AbbVie, Inc.	54,760	2,021,739
Allscripts Healthcare Solutions, Inc. *	106,205	1,350,928
AmerisourceBergen Corp.	58,550	2,763,560
Amgen, Inc.	121,040	11,064,266
Cardinal Health, Inc.	51,870	2,396,913

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	23

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
CareFusion Corp. *	64,330	$2,106,164
Covidien PLC	82,970	5,274,403
Endo Health Solutions, Inc. *	57,295	1,776,145
Johnson & Johnson	102,160	7,775,398
McKesson Corp.	49,135	5,214,698
Medtronic, Inc.	45,750	2,056,920
Pfizer, Inc.	565,631	15,481,320
Sanofi - ADR	63,160	2,981,784
St Jude Medical, Inc.	16,315	668,915
UnitedHealth Group, Inc.	65,630	3,507,924
WellPoint, Inc.	30,945	1,924,160

		68,365,237

Real Estate Investment Trusts—0.6%
Ashford Hospitality Trust, Inc.	44,460	523,294
Colony Financial, Inc.	46,250	1,024,438
Terreno Realty Corp.	37,225	666,328
TMST, Inc. * ‡	191,097	0

		2,214,060

Technology—13.7%
Amdocs Ltd.	75,770	2,763,332
Arrow Electronics, Inc. *	72,382	2,906,137
Avnet, Inc. *	89,432	3,157,844
BancTec, Inc. 144A * ‡	14,327	24,499
CA, Inc.	151,895	3,719,908
Cisco Systems, Inc.	346,960	7,234,116
Flextronics International Ltd. *	650,931	4,328,691
International Business Machines Corp.	17,325	3,479,380
Lexmark International, Inc., Class A (a)	48,345	1,064,557
LSI Corp. *	157,440	1,095,782
Microsemi Corp. *	48,130	992,922
Microsoft Corp.	256,155	7,121,109
NVIDIA Corp.	79,790	1,010,141
ON Semiconductor Corp. *	340,430	2,723,440
Seagate Technology PLC	55,750	1,792,920
TE Connectivity Ltd.	108,030	4,335,244
Texas Instruments, Inc.	33,620	1,155,519
Vishay Intertechnology, Inc. *	205,245	2,707,182
WEX, Inc. *	23,845	1,788,613

		53,401,336

TOTAL COMMON STOCK (Cost $311,003,825)		372,657,966

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 144A 5.000% ‡	30	41,223

TOTAL PREFERRED STOCK (Cost $30,000)		41,223

	Par (000)
CORPORATE BONDS—0.0%
MBIA Insurance Corp.144A † ## 11.56% 01/15/33	$151	45,300

TOTAL CORPORATE BONDS (Cost $149,017)		45,300

	Number of Shares	Value
SECURITIES LENDING COLLATERAL—0.7%
BlackRock Liquidity Fund	2,833,760	$2,833,760

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,833,760)		2,833,760

TOTAL INVESTMENTS—96.1% (Cost $314,016,602)		375,578,249

	Number of Contracts
OPTIONS WRITTEN ††—0.0%
Citigroup, Inc. Call Options Expires 01/18/14 Strike Price $50	(849)	(148,575)

TOTAL OPTIONS WRITTEN (Premiums received $143,481)		(148,575)

OTHER ASSETS IN EXCESS OF LIABILITIES—3.9%		15,384,386

NET ASSETS—100.0%		$390,814,060

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2013, these securities amounted to $2,476,764 or 0.6% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of February 28, 2013, these securities amounted to $2,537,466 or 0.6% of net assets.
±	—	Total shares owned by the Fund as of February 28, 2013 were less than one share.
†	—	Adjustable rate security.
#	—	Security segregated as collateral for options written.
##	—	Callable security.
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)
††	—	Primary risk exposure is equity contracts.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Capital Goods	$25,110,215	$25,110,215	$—	$—
Communications	6,478,968	6,478,968	—	—
Consumer Durables	9,831,700	9,831,700	—	—
Consumer Non-Durables	16,397,111	16,397,111	—	—
Consumer Services	50,704,662	50,704,662	—	—
Energy	38,156,700	38,156,700	—	—
Finance	101,997,977	99,526,233	—	2,471,744
Health Care	68,365,237	68,365,237	—	—
Real Estate Investment Trusts	2,214,060	2,214,060	—	—
Technology	53,401,336	53,376,837	—	24,499
Preferred Stocks	41,223	—	—	41,223
Corporate Bonds	45,300	—	45,300	—
Securities Lending Collateral	2,833,760	2,833,760	—	—

Total Assets	$375,578,249	$372,995,483	$45,300	$2,537,466

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Options Written
Equity Contracts	$(148,575)	$—	$(148,575)	$—

Total Liabilities	$(148,575)	$—	$(148,575)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	25

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—93.5%
Basic Industries—4.1%
Alpha Natural Resources Inc * (a)	17,100	$136,458
GrafTech International Ltd. * (a)	32,900	243,131
GSE Holding, Inc. *	81,400	585,266
Horsehead Holding Corp. *	17,200	181,804
TMS International Corp.,Class A *	43,800	603,564

		1,750,223

Capital Goods—5.8%
Blount International, Inc *	8,300	125,081
Columbus McKinnon Corp. *	8,100	158,922
Flow International Corp. *	60,900	225,939
Global Power Equipment Group, Inc.	25,200	422,856
Globe Specialty Metals, Inc.	11,800	168,622
Orion Marine Group, Inc. *	46,000	437,920
Tutor Perini Corp. *	33,900	576,639
Wabash National Corp. *	38,500	367,290

		2,483,269

Consumer Durables—2.5%
Libbey, Inc. *	56,900	1,044,115

Consumer Non-Durables—3.1%
Chiquita Brands International, Inc. *	85,500	530,955
Dole Food Co., Inc. * (a)	27,400	306,880
Jones Group, Inc., (The) (a)	21,400	246,956
Matthews International Corp., Class A	6,500	214,500

		1,299,291

Consumer Services—13.6%
ABM Industries, Inc.	14,000	317,800
ACCO Brands Corp. *	27,300	204,750
America’s Car-Mart, Inc. *	4,300	205,368
Big Lots, Inc. *	6,300	209,790
Bravo Brio Restaurant Group Inc *	20,600	310,648
Brink’s Co., (The)	24,100	637,445
Carmike Cinemas, Inc. *	13,900	217,674
Destination XL Group, Inc. * (a)	75,400	342,316
FTI Consulting, Inc. *	16,200	562,788
ICF International, Inc. *	24,100	596,234
Ignite Restaurant Group, Inc. *	23,100	324,324
K12, Inc. *	300	6,249
MDC Partners, Inc., Class A	81,800	1,124,750
Navigant Consulting, Inc. *	20,200	257,146
PRGX Global, Inc. *	30,000	195,000
Providence Service Corp. *	8,900	152,012
Wet Seal, Inc. (The), Class A *	34,400	101,136

		5,765,430

Energy—2.3%
Diamondback Energy, Inc. *	14,700	333,837
EPL Oil & Gas, Inc. *	16,700	429,691
Newpark Resources, Inc. *	23,800	209,678

		973,206

Finance—28.5%
A.B. Watley Group, Inc. *	93,855	291
American Capital Mortgage Investment Corp.	4,300	110,510

	Number of Shares	Value
Finance—(continued)
American Equity Investment Life Holding Co.	38,000	$527,440
BancorpSouth, Inc.	28,800	440,640
Central Pacific Financial Corp. *	29,400	455,406
CNO Financial Group, Inc.	108,400	1,185,896
Employers Holdings, Inc.	16,500	346,665
FBR & Co. *	32,995	582,691
First Midwest Bancorp, Inc.	24,300	303,750
FXCM, Inc., Class A (a)	24,500	322,175
Global Indemnity PLC *	7,400	170,940
Great American Group, Inc. *	60,590	19,171
Home Loan Servicing Solutions Ltd	17,000	383,520
LiqTech International, Inc. *	45,320	97,438
Maiden Holdings Ltd.	70,900	714,672
Meadowbrook Insurance Group, Inc.	124,300	873,829
Nationstar Mortgage Holdings, Inc. * (a)	12,400	477,772
Nelnet, Inc., Class A	18,200	603,876
Northfield Bancorp, Inc. (a)	44,232	503,360
Ocwen Financial Corp. *	20,300	800,226
OmniAmerican Bancorp, Inc. *	9,000	234,540
PrivateBancorp, Inc.	18,600	333,126
SCBT Financial Corp. (a)	5,300	252,386
THL Credit, Inc.	17,900	274,944
Tower Group, Inc.	900	16,785
United Community Banks, Inc. *	28,400	305,868
United Financial Bancorp, Inc.	9,080	135,746
Validus Holdings Ltd.	9,600	342,048
ViewPoint Financial Group	21,000	437,850
Western Alliance Bancorp *	28,900	384,370
WSFS Financial Corp.	10,300	489,250

		12,127,181

Health Care—5.7%
Accuray, Inc. * (a)	165,700	707,539
Alere, Inc. *	32,700	744,252
Invacare Corp.	23,400	339,534
Medical Action Industries, Inc. *	51,000	301,920
Symmetry Medical, Inc. *	19,100	199,213
Trinity Biotech PLC - Sponsored ADR	8,000	135,200

		2,427,658

Real Estate Investment Trusts—9.8%
Campus Crest Communities, Inc.	51,400	644,556
CYS Investments, Inc. (a)	14,500	171,970
Geo Group, Inc. (The)	9,200	317,768
Government Properties Income Trust (a)	9,200	243,432
Highwoods Properties, Inc.	5,810	212,065
Kennedy-Wilson Holdings, Inc.	64,200	1,031,694
Lexington Realty Trust	33,700	386,202
Mack-Cali Realty Corp.	10,500	297,990
Starwood Property Trust, Inc.	16,600	463,970
Two Harbors Investment Corp.	26,400	339,504
Winthrop Realty Trust	3,400	42,670

		4,151,821

Technology—7.8%
CIBER, Inc. *	157,800	702,210
Computer Task Group, Inc. *	10,700	212,930

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
Digi International, Inc. *	45,900	$452,574
Diodes, Inc. *	14,000	279,020
Exar Corp. *	67,500	793,125
Plantronics, Inc.	5,300	213,908
Saba Software, Inc. *	53,500	467,590
SeaChange International, Inc. *	16,800	193,536

		3,314,893

Transportation—4.3%
Air Transport Services Group, Inc. *	61,100	337,272
Rand Logistics, Inc. *	13,600	77,520
Scorpio Tankers, Inc. *	91,100	774,350
Spirit Airlines, Inc. *	23,300	471,825
Swift Transportation Co. *	12,200	165,066

		1,826,033

Utilities—6.0%
Aegean Marine Petroleum Network, Inc.	37,600	244,776
Cadiz, Inc. * (a)	35,200	237,248
Dynegy, Inc. * (a)	5,000	97,850
Empire District Electric Co. (The) (a)	13,600	291,176
Heckmann Corp. * (a)	41,900	149,164
NorthWestern Corp.	7,900	307,942
Piedmont Natural Gas Co., Inc.	13,300	428,792
Portland General Electric Co.	9,100	270,179

	Number of Shares	Value
Utilities—(continued)
StealthGas, Inc. *	23,000	$240,810
UIL Holdings Corp.	7,400	289,784

		2,557,721

TOTAL COMMON STOCK (Cost $31,439,363)		39,720,841

SECURITIES LENDING COLLATERAL—8.7%
BlackRock Liquidity Fund	3,712,413	3,712,413

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,712,413)		3,712,413

TOTAL INVESTMENTS—102.2% (Cost $35,151,776)		43,433,254

LIABILITIES IN EXCESS OF OTHER ASSETS—(2.2)%		(939,014)

NET ASSETS—100.0%		$42,494,240

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income Producing
(a)	—	All or a portion of the security is on loan. (see Note 6 of the Notes to Financial Statements)

A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows (see Notes I in the Notes to Financial Statements):

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$39,720,841	$39,720,841	$—	$—
Securities Lending Collateral	3,712,413	3,712,413	—	—

Total Assets	$43,433,254	$43,433,254	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	27

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—89.8%
Austria—0.6%
Zumtobel AG	4,860	$72,745

Bermuda—2.4%
Axis Capital Holdings Ltd.	2,910	118,524
Catlin Group Ltd.	11,985	91,819
Validus Holdings Ltd.	2,755	98,161

		308,504

Canada—0.3%
Barrick Gold Corp.	1,400	42,451

France—6.3%
Atos	3,055	226,903
Cie Generale des Etablissements Michelin	2,200	196,574
Havas SA	10,290	64,793
LISI	830	77,933
Sanofi	1,250	118,446
Teleperformance SA	2,820	116,083

		800,732

Germany—7.1%
Brenntag AG	655	93,381
CompuGroup Medical AG	3,070	68,578
Fresenius SE & Co. KGaA	1,340	164,692
Henkel AG & Co. KGaA	3,060	226,396
Muenchener Rueckversicherungs AG, Registered Shares	865	155,505
NORMA Group AG	3,023	105,179
Rheinmetall AG	1,690	92,999

		906,730

Hong Kong—1.7%
Cheung Kong Holdings Ltd.	10,000	155,501
Hutchison Whampoa Ltd.	6,000	64,637

		220,138

Ireland—2.4%
Beazley PLC	28,300	87,068
Covidien PLC	2,465	156,700
Smurfit Kappa Group PLC *	4,050	63,053

		306,821

Japan—8.6%
Aisin Seiki Co. Ltd.	2,300	83,251
Anritsu Corp.	4,000	59,165
Fuji Seal International, Inc.	5,400	123,683
Inpex Corp.	17	90,420
ITOCHU Corp.	5,600	64,646
Nihon Kohden Corp.	2,900	100,744
Nissan Chemical Industries Ltd.	7,100	90,387
Otsuka Corp.	700	71,065
Softbank Corp.	2,430	90,053
Toho Holdings Co. Ltd.	5,800	119,892
Toyoda Gosei Co. Ltd.	3,300	76,225
TS Tech Co. Ltd.	4,900	119,526

		1,089,057

	Number of Shares	Value
Netherlands—0.9%
Aegon NV	18,435	$110,279

South Korea—1.5%
Dongyang Mechatronics Corp.	5,880	63,805
Samsung Electronics Co. Ltd.	87	124,053

		187,858

Switzerland—5.7%
ACE Ltd.	1,350	115,276
Novartis AG, Registered Shares	1,920	130,383
Roche Holding AG, Participation Certificate	925	211,883
Swiss Re AG	2,135	170,723
Zurich Insurance Group AG	335	91,676

		719,941

Thailand—1.4%
Bangkok Bank PCL	24,200	178,145

United Kingdom—15.0%
Babcock International Group PLC	3,645	59,333
Berendsen PLC	10,030	103,850
BHP Billiton PLC	2,225	70,513
Daily Mail & General Trust PLC, Class A	30,890	332,720
HSBC Holdings PLC	9,264	102,791
Imperial Tobacco Group PLC	1,695	61,457
ITV PLC	45,430	85,599
Mears Group PLC	18,050	101,317
Meggitt PLC	22,580	155,724
Petrofac Ltd.	4,315	95,180
Rexam PLC	7,430	57,993
Rio Tinto PLC	1,540	82,727
Royal Dutch Shell PLC, Class A	7,375	242,786
RSA Insurance Group PLC	36,115	66,130
Serco Group PLC	12,701	109,925
Standard Chartered PLC	2,940	80,104
WPP PLC	6,545	104,653

		1,912,802

United States—35.9%
AmerisourceBergen Corp.	1,375	64,900
Amgen, Inc.	1,250	114,262
Apple, Inc.	205	90,487
BB&T Corp.	3,030	91,991
Cameron International Corp. *	840	53,525
Capital One Financial Corp.	955	48,734
CareFusion Corp. *	5,100	166,974
CBS Corp., Class B non-voting shares	2,210	95,892
Chevron Corp.	450	52,717
Cisco Systems, Inc.	3,685	76,832
Crown Holdings, Inc. *	2,710	105,338
CVS Caremark Corp.	4,595	234,896
DIRECTV *	2,145	103,325
Dover Corp.	790	57,946
EMC Corp. *	2,950	67,879
EOG Resources, Inc.	480	60,341
Everest Re Group Ltd.	1,055	131,464
Exxon Mobil Corp.	1,100	98,505

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(continued)
Fifth Third Bancorp	8,055	$127,591
Fluor Corp.	1,570	97,183
Graphic Packaging Holding Co. *	26,135	193,922
Halliburton Co.	3,940	163,549
Honeywell International, Inc.	1,365	95,686
Humana, Inc.	1,340	91,468
Lear Corp.	1,490	79,596
Macy’s, Inc.	2,565	105,422
McKesson Corp.	2,390	253,651
Microsoft Corp.	4,880	135,664
Newmont Mining Corp.	1,500	60,435
NVIDIA Corp.	6,160	77,986
Occidental Petroleum Corp.	1,225	100,854
ON Semiconductor Corp. *	9,370	74,960
Oracle Corp.	2,915	99,868
Pfizer, Inc.	2,850	78,005
Phillips 66	945	59,497
Schlumberger Ltd.	1,645	128,063
SM Energy Co.	1,175	68,009
Symantec Corp. *	8,085	189,512

	Number of Shares	Value
United States—(continued)
Target Corp.	1,005	$63,275
Textron, Inc.	3,900	112,515
Time Warner Cable, Inc.	850	73,432
Towers Watson & Co., Class A	2,410	160,434
Wells Fargo & Co.	4,335	152,072

		4,558,657

TOTAL COMMON STOCK (Cost $9,753,727)		11,414,860

TOTAL INVESTMENTS—89.8% (Cost $9,753,727)		11,414,860

OTHER ASSETS IN EXCESS OF LIABILITIES—10.2%		1,300,059

NET ASSETS—100.0%		$12,714,919

PCL	—	Public Company Limited
PLC	—	Public Limited Company
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$11,414,860	$11,414,860	$—	$—

Total Assets	$11,414,860	$11,414,860	$—	$—

*	See Portfolio of Investments detail for country and security type breakout

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	29

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—95.0%
Australia—0.7%
Australia & New Zealand Banking Group Ltd.	2,890	$84,781

Austria—0.6%
Zumtobel AG	4,850	72,596

Belgium—1.0%
Ageas	3,835	130,602

Bermuda—1.3%
Catlin Group Ltd.	21,980	168,392

Canada—1.3%
Barrick Gold Corp.	1,715	52,003
Canadian Natural Resources Ltd.	1,365	41,619
CGI Group, Inc., Class A *	2,670	70,553

		164,175

France—11.2%
Atos	4,460	331,257
Cie Generale des Etablissements Michelin	2,830	252,866
Havas SA	18,340	115,481
LISI	1,370	128,636
Publicis Groupe SA	1,060	70,052
Sanofi	2,580	244,473
Teleperformance SA	4,340	178,652
Total SA	1,760	87,993

		1,409,410

Germany—11.8%
Bayer AG, Registered Shares	660	65,366
Brenntag AG	1,255	178,920
CompuGroup Medical AG	4,610	102,978
Fresenius SE & Co. KGaA	2,485	305,418
Henkel AG & Co. KGaA	4,940	365,489
Muenchener Rueckversicherungs AG, Registered Shares	1,080	194,156
NORMA Group AG	4,276	148,775
Rheinmetall AG	2,230	122,715

		1,483,817

Hong Kong—2.4%
Cheung Kong Holdings Ltd.	13,000	202,151
Hutchison Whampoa Ltd.	9,000	96,956

		299,107

Ireland—1.5%
Beazley PLC	34,300	105,527
Smurfit Kappa Group PLC *	5,570	86,718

		192,245

Japan—16.4%
Aisin Seiki Co. Ltd.	3,100	112,207
Anritsu Corp.	8,000	118,330
Brother Industries Ltd.	7,500	78,487
Fuji Seal International Inc.	7,100	162,620
Inpex Corp.	24	127,651
ITOCHU Corp.	11,000	126,982

	Number of Shares	Value
Japan—(continued)
Kaken Pharmaceutical Co. Ltd.	7,000	$121,815
Megane TOP Co. Ltd.	7,000	79,750
Nihon Kohden Corp.	3,600	125,062
Nissan Chemical Industries Ltd.	9,600	122,214
NTT DoCoMo, Inc.	39	60,337
Otsuka Corp.	1,200	121,825
Softbank Corp.	3,510	130,077
Sugi Holdings Co. Ltd.	3,500	115,169
Sumitomo Mitsui Trust Holdings, Inc.	16,000	62,143
Toho Holdings Co. Ltd.	7,900	163,301
Toyoda Gosei Co. Ltd.	4,400	101,633
TS Tech Co. Ltd.	5,900	143,920

		2,073,523

Netherlands—2.5%
Aegon NV	22,905	137,019
Koninklijke Ahold NV	12,445	178,723

		315,742

Singapore—1.2%
M1 Ltd.	38,000	85,917
United Overseas Bank Ltd.	4,000	61,628

		147,545

South Korea—3.3%
Dongyang Mechatronics Corp.	7,550	81,927
Samsung Electronics Co. Ltd.	190	270,921
SK Telecom Co. Ltd.	390	64,290

		417,138

Switzerland—7.4%
Novartis AG, Registered Shares	3,155	214,249
Roche Holding AG, Participation Certificate	1,430	327,559
Swiss Re AG	3,050	243,889
Zurich Insurance Group AG	545	149,144

		934,841

Taiwan—0.5%
Delta Electronics, Inc.	18,000	67,045

Thailand—1.9%
Bangkok Bank PCL	31,800	234,091

United Kingdom—30.0%
AstraZeneca PLC	1,255	57,032
Babcock International Group PLC	3,735	60,798
Berendsen PLC	13,745	142,315
BG Group PLC	4,775	84,428
BHP Billiton PLC	4,960	157,189
BP PLC	16,757	113,303
Daily Mail & General Trust PLC	38,120	410,595
Howden Joinery Group PLC	21,615	70,173
HSBC Holdings PLC	25,478	282,698
Imperial Tobacco Group PLC	2,510	91,007
Inchcape PLC	9,400	72,086
Intercontinental Hotels Group PLC	2,907	84,409
ITV PLC	61,940	116,707

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United Kingdom—(continued)
Mears Group PLC	30,535	$171,397
Meggitt PLC	43,687	301,290
National Grid PLC	7,500	83,002
Petrofac Ltd.	5,655	124,738
Rexam PLC	14,440	112,708
Rio Tinto PLC	1,975	106,095
Royal Dutch Shell PLC, Class A	12,510	411,831
RSA Insurance Group PLC	53,290	97,579
Serco Group PLC	20,319	175,857
Standard Chartered PLC	8,285	225,736
Vodafone Group PLC	21,695	54,487
WPP PLC	10,735	171,651

		3,779,111

TOTAL COMMON STOCK (Cost $10,134,450)		11,974,161

TOTAL INVESTMENTS—95.0% (Cost $10,134,450)		11,974,161

OTHER ASSETS IN EXCESS OF LIABILITIES—5.0%		636,331

NET ASSETS—100.0%		$12,610,492

PCL	—	Public Company Limited
PLC	—	Public Limited Company
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$11,974,161	$11,974,161	$—	$—

Total Assets	$11,974,161	$11,974,161	$—	$—

*	See Portfolio of Investments detail for country and security type breakout

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	31

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Robeco Boston Partners Small Cap Value Fund II	Robeco Boston Partners Long/Short Equity Fund	Robeco Boston Partners Long/Short Research Fund	Robeco Boston Partners All-Cap Value Fund
ASSETS
Investments in securities, at value † ^	$158,659,926	$760,839,926	$644,852,295	$375,578,249
Cash	6,134,653	85,493,713	68,238,736	17,409,177
Foreign currency, at value #	—	63	28,415,835	—
Receivables
Investments sold	—	26,206,748	6,914,706	10,918
Deposits with brokers for securities sold short	—	479,518,538	312,247,561	—
Dividends and interest	100,326	930,676	977,989	910,639
Capital shares sold	125,101	3,218,433	22,191,258	291,305
Prepaid expenses and other assets	26,350	74,587	74,533	35,036

Total assets	165,046,356	1,356,282,684	1,083,912,913	394,235,324

LIABILITIES
Securities sold short, at fair value ‡	$—	$482,598,214	$309,527,634	$—
Options written, at value *	—	181,260	—	148,575
Payables
Securities lending collateral	17,809,719	10,859,274	—	2,833,760
Investments purchased	—	23,577,672	15,943,667	4,822
Capital shares redeemed	198,163	245,912	698,678	146,113
Due to prime broker	—	59,359,622	58,578,926	—
Investment advisory fees	112,462	1,324,509	603,201	152,801
Administration and accounting fees	22,375	95,406	68,426	51,846
Custodian fees	1,194	10,029	8,472	5,245
Distribution and service fees	15,405	39,604	15,184	6,222
Dividends on securities sold-short	—	158,830	238,590	—
Prime broker interest payable	—	27,893	21,682	—
Printing and shareholder reporting fees	20,844	46,867	10,966	26,996
Other accrued expenses and liabilities	44,975	65,124	41,427	44,884

Total liabilities	18,225,137	578,590,216	385,756,853	3,421,264

Net Assets	$146,821,219	$777,692,468	$698,156,060	$390,814,060

NET ASSETS CONSIST OF
Par value	$8,663	$37,888	$55,349	$23,001
Paid-in capital	128,739,700	704,228,320	661,843,666	328,686,870
Undistributed net investment income/(accumulated net investment loss)	(18,092)	(9,027,344)	(2,456,188)	916,083
Accumulated net realized gain/(loss) from investments	(16,855,604)	30,135,032	1,310,992	(368,447)
Net unrealized appreciation on investments, securities sold short, written options and foreign currency translation	34,946,552	52,318,572	37,402,241	61,556,553

Net Assets	$146,821,219	$777,692,468	$698,156,060	$390,814,060

INSTITUTIONAL CLASS
Net assets	$66,521,252	$568,024,865	$614,377,029	$357,054,263
Shares outstanding	3,845,972	27,275,761	48,673,857	21,008,882

Net asset value, offering and redemption price per share	$17.30	$20.83	$12.62	$17.00

INVESTOR CLASS
Net assets	$80,299,967	$209,667,603	$83,779,031	$33,759,797
Shares outstanding	4,817,250	10,611,993	6,675,523	1,991,860

Net asset value, offering and redemption price per share	$16.67	$19.76	$12.55	$16.95

† Investment in securities, at cost	$123,713,374	$661,989,452	$582,789,842	$314,016,602
^ Includes market value of securities on loan	$17,400,880	$10,414,234	$—	$2,740,249
# Foreign currency, at cost	$—	$66	$28,677,122	$—
‡ Proceeds received, securities sold short	$—	$436,021,953	$285,124,928	$—
* Premiums received, options written	$—	$225,622	$—	$143,481

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Robeco WPG Small/Micro Cap Value Fund	Robeco Boston Partners Global Equity Fund	Robeco Boston Partners International Equity Fund
ASSETS
Investments in securities, at value † ^	$43,433,254	$11,414,860	$11,974,161
Cash	2,880,565	290,430	678,828
Foreign currency, at value #	—	24,440	224
Receivables
Investments sold	287,502	1,104,989	109,569
Deposits with brokers for securities sold short	—	—	—
Dividends and interest	21,882	37,875	46,536
Capital shares sold	908	240	64,122
Investment adviser	—	9,911	11,012
Prepaid expenses and other assets	15,005	27,408	27,816

Total assets	46,639,116	12,910,153	12,912,268

LIABILITIES
Payables
Securities lending collateral	3,712,413	—	—
Investments purchased	334,010	127,383	231,641
Investment advisory fees	30,564	—	—
Administration and accounting fees	12,271	11,079	11,146
Custodian fees	7,821	20,653	22,484
Printing and shareholder reporting fees	5,069	6,673	6,681
Other accrued expenses and liabilities	42,728	29,446	29,824

Total liabilities	4,144,876	195,234	301,776

Net Assets	$42,494,240	$12,714,919	$12,610,492

NET ASSETS CONSIST OF
Par value	$2,496	$1,050	$1,039
Paid-in capital	38,144,398	10,510,479	10,406,344
Undistributed net investment income/(accumulated net investment loss)	(106,044)	9,665	21,251
Accumulated net realized gain/(loss) from investments	(3,828,088)	533,317	342,921
Net unrealized appreciation on investments, securities sold short, written options and foreign currency translation	8,281,478	1,660,408	1,838,937

Net Assets	$42,494,240	$12,714,919	$12,610,492

INSTITUTIONAL CLASS
Net assets	$42,494,240	$12,714,919	$12,610,492
Shares outstanding	2,495,572	1,049,551	1,039,213

Net asset value, offering and redemption price per share	$17.03	$12.11	$12.13

† Investment in securities, at cost	$35,151,776	$9,753,727	$10,134,450
^ Includes market value of securities on loan	$3,592,008	$—	$—
# Foreign currency, at cost	$—	$24,701	$226

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	33

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

STATEMENTS OF OPERATIONS

	Robeco Boston Partners Small Cap Value Fund II	Robeco Boston Partners Long/Short Equity Fund	Robeco Boston Partners Long/Short Research Fund	Robeco Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2013	For the Six Months Ended February 28, 2013	For the Six Months Ended February 28, 2013	For the Six Months Ended February 28, 2013
Investment Income
Dividends †	$1,456,926	$7,946,109	$3,861,324	$4,360,946
Interest	1,248	16,431	8,768	—
Income from securities loaned (Note 6)	16,398	110,517	—	28,848

Total investment income	1,474,572	8,073,057	3,870,092	4,389,794

Expenses
Advisory fees (Note 2)	651,029	8,043,937	2,685,951	1,452,855
Distribution fees (Investor Class) (Note 2)	89,783	230,665	75,548	34,506
Administration and accounting fees (Note 2)	65,777	287,187	187,751	160,660
Transfer agent fees (Note 2)	49,308	111,769	93,042	41,306
Printing and shareholder reporting fees	28,351	54,148	19,291	20,770
Registration and filing fees	17,861	49,798	37,682	25,839
Directors’ and officers’ fees	15,061	42,722	25,246	24,720
Custodian fees (Note 2)	13,476	55,050	47,550	22,183
Audit fees	12,931	18,007	18,064	13,540
Legal fees	9,563	51,248	34,708	28,188
Dividend expense on securities sold-short	—	2,935,843	1,836,212	—
Prime broker interest expense	—	4,851,058	1,161,547	—
Other expenses	3,633	7,367	9,646	7,040

Total expenses before waivers and reimbursements	956,773	16,738,799	6,232,238	1,831,607
Less: waivers and reimbursements	(24,319)	—	—	(525,853)

Plus: expenses recouped by Adviser (Note 2)	—	—	64,210	—
Net expenses after waivers and reimbursements	932,454	16,738,799	6,296,448	1,305,754

Net investment income/(loss)	542,118	(8,665,742)	(2,426,356)	3,084,040

Net realized gain/(loss) from:
Investments	1,893,063	27,823,498	9,202,538	3,538,202
Investments sold-short	—	9,154,456	(5,346,371)	—
Foreign currency transactions	—	2,337	(574,355)	—
Written options *	—	1,031,448	31,835	241,738
Net change in unrealized appreciation/(depreciation) on:
Investments	14,282,486	64,711,433	47,084,611	32,469,738
Investments sold short	—	(37,894,014)	(20,350,275)	—
Foreign currency translation	—	(3)	(397,298)	—
Written options *	—	(1,141,986)	(52,173)	489,840

Net realized and unrealized gain from investments	16,175,549	63,687,169	29,598,512	36,739,518

Net increase in net assets resulting from operations	$16,717,667	$55,021,427	$27,172,156	$39,823,558

† Net of foreign withholding taxes of	$—	$(169,094)	$(70,648)	$(15,370)

*	Primary risk is equity contracts

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013 (unaudited)

STATEMENTS OF OPERATIONS (concluded)

	Robeco WPG Small/Micro Cap Value Fund	Robeco Boston Partners Global Equity Fund	Robeco Boston Partners International Equity Fund
	For the Six Months Ended February 28, 2013	For the Six Months Ended February 28, 2013	For the Six Months Ended February 28, 2013
Investment Income
Dividends †	$499,614	$113,603	$111,200
Interest	552	10	21
Income from securities loaned (Note 6)	12,285	—	—

Total investment income	512,451	113,613	111,221

Expenses
Advisory fees (Note 2)	173,761	52,909	52,156
Administration and accounting fees (Note 2)	39,332	41,375	43,299
Transfer agent fees (Note 2)	38,866	16,112	16,112
Custodian fees (Note 2)	19,718	28,065	29,185
Directors’ and officers’ fees	12,378	11,107	11,143
Audit fees	12,258	14,666	14,614
Registration and filing fees	10,179	19,138	18,715
Legal fees	7,623	8,742	6,740
Printing and shareholder reporting fees	3,594	4,232	4,230
Other expenses	1,663	3,337	3,260

Total expenses before waivers and reimbursements	319,372	199,683	199,454
Less: waivers and reimbursements	—	(123,258)	(124,119)

Net expenses after waivers and reimbursements	319,372	76,425	75,335

Net investment income/(loss)	193,079	37,188	35,886

Net realized gain/(loss) from:
Investments	1,981,056	680,687	491,252
Foreign currency transactions	—	(5,533)	(7,994)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,841,077	669,167	1,060,099
Foreign currency translation	—	(929)	(783)

Net realized and unrealized gain from investments	6,822,133	1,343,392	1,542,574

Net increase in net assets resulting from operations	$7,015,212	$1,380,580	$1,578,460

† Net of foreign withholding taxes of	$(3,503)	$(3,463)	$(8,048)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	35

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013

STATEMENTS OF CHANGES IN NET ASSETS

	Robeco Boston Partners Small Cap Value Fund II		Robeco Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$542,118	$233,722	$(8,665,742)	$(15,770,719)
Net realized gain/(loss) from investments, securities sold short, written options and foreign currency	1,893,063	(828,497)	38,011,739	58,412,920
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	14,282,486	18,804,774	25,675,430	29,477,221

Net increase in net assets resulting from operations	16,717,667	18,209,999	55,021,427	72,119,422

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(330,980)	(119,144)	—	—
Investor Class	(239,393)	(104,488)	—	—
Net realized capital gains
Institutional Class	—	—	(31,483,030)	(38,698,443)
Investor Class	—	—	(11,609,467)	(14,040,805)

Net decrease in net assets from dividends and distributions to shareholders	(570,373)	(223,632)	(43,092,497)	(52,739,248)

Capital transactions:
Institutional Class
Proceeds from shares sold	9,581,864	24,118,444	76,469,680	188,461,565
Reinvestment of distributions	315,205	109,724	22,072,058	24,911,474
Shares redeemed	(4,181,995)	(6,282,691)	(45,274,464)	(68,565,103)
Redemption fees (Note 8)	1,154	1,412	142,821	279,385
Investor Class
Proceeds from shares sold	13,735,991	11,673,749	43,816,850	50,975,538
Reinvestment of distributions	236,002	103,165	11,016,675	13,855,744
Shares redeemed	(9,308,899)	(28,082,121)	(18,471,310)	(26,573,638)
Redemption fees (Note 8)	1,399	2,910	49,716	97,223

Net increase in net assets from capital transactions	10,380,721	1,644,592	89,822,026	183,442,188

Total increase in net assets	26,528,015	19,630,959	101,750,956	202,822,362
Net assets
Beginning of period	120,293,204	100,662,245	675,941,512	473,119,150

End of period	$146,821,219	$120,293,204	$777,692,468	$675,941,512

Undistributed net investment income/(loss), end of period	$(18,092)	$10,163	$(9,027,344)	$(361,602)

Share transactions:
Institutional Class
Shares sold	579,639	1,618,535	3,697,481	9,437,817
Shares reinvested	19,314	8,480	1,094,171	1,331,452
Shares redeemed	(254,385)	(460,403)	(2,190,603)	(3,444,240)

Net increase	344,568	1,166,612	2,601,049	7,325,029

Investor Class
Shares sold	864,357	863,982	2,216,281	2,664,682
Shares reinvested	15,003	8,267	575,283	775,797
Shares redeemed	(587,261)	(2,013,569)	(937,898)	(1,400,109)

Net increase/(decrease)	292,099	(1,141,320)	1,853,666	2,040,370

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Robeco Boston Partners Long/Short Research Fund		Robeco Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(2,426,356)	$(1,848,189)	$3,084,040	$3,584,312
Net realized gain/(loss) from investments, securities sold short, written options and foreign currency	3,313,647	4,665,974	3,779,940	(445,056)
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	26,284,865	13,198,959	32,959,578	39,690,157

Net increase in net assets resulting from operations	27,172,156	16,016,744	39,823,558	42,829,413

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	—	(5,354,408)	(1,665,830)
Investor Class	—	—	(396,553)	(146,798)
Net realized capital gains
Institutional Class	(3,652,979)	(496,066)	(1,983,576)	(12,924,039)
Investor Class	(626,444)	(186,172)	(170,548)	(1,628,060)

Net decrease in net assets from dividends and distributions to shareholders	(4,279,423)	(682,238)	(7,905,085)	(16,364,727)

Capital transactions:
Institutional Class
Proceeds from shares sold	358,301,353	237,705,311	30,050,843	140,521,621
Reinvestment of distributions	3,332,064	442,616	6,790,733	13,713,736
Shares redeemed	(21,104,129)	(33,289,835)	(53,051,419)	(44,807,044)
Redemption fees (Note 8)	6,955	19,341	—	—
Investor Class
Proceeds from shares sold	34,690,888	35,745,671	9,002,411	7,344,224
Reinvestment of distributions	616,804	186,154	542,146	1,722,851
Shares redeemed	(3,047,975)	(11,227,285)	(3,512,921)	(12,435,219)
Redemption fees (Note 8)	1,106	4,921	—	—

Net increase/(decrease) in net assets from capital transactions	372,797,066	229,586,894	(10,178,207)	106,060,169

Total increase in net assets	395,689,799	244,921,400	21,740,266	132,524,855
Net assets
Beginning of period	302,466,261	57,544,861	369,073,794	236,548,939

End of period	$698,156,060	$302,466,261	$390,814,060	$369,073,794

Undistributed net investment income/(loss), end of period	$(2,456,188)	$(29,832)	$916,083	$3,583,004

Share transactions:
Institutional Class
Shares sold	28,780,786	20,665,614	1,844,494	9,519,203
Shares reinvested	269,805	41,327	427,359	1,020,367
Shares redeemed	(1,715,040)	(2,881,560)	(3,356,092)	(3,094,953)

Net increase/(decrease)	27,335,551	17,825,381	(1,084,239)	7,444,617

Investor Class
Shares sold	2,801,718	3,133,404	553,265	498,216
Shares reinvested	50,187	17,430	34,205	128,571
Shares redeemed	(249,192)	(997,992)	(220,707)	(852,778)

Net increase/(decrease)	2,602,713	2,152,842	366,763	(225,991)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	37

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Robeco WPG Small/Micro Cap Value Fund		Robeco Boston Partners Global Equity Fund
	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Period Ended August 31, 2012*
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$193,079	$(121,160)	$37,188	$98,281
Net realized gain/(loss) from investments and foreign currency	1,981,056	860,441	675,154	(86,127)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency	4,841,077	4,882,563	668,238	992,170

Net increase in net assets resulting from operations	7,015,212	5,621,844	1,380,580	1,004,324

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(177,056)	—	(132,255)	—
Net realized capital gains
Institutional Class	—	—	(89,015)	—

Net decrease in net assets from dividends and distributions to shareholders	(177,056)	—	(221,270)	—

Capital transactions:
Institutional Class
Proceeds from shares sold	348,751	4,572,368	100,552	10,229,759
Reinvestment of distributions	164,541	—	221,270	—
Shares redeemed	(2,224,706)	(6,064,647)	(186)	(110)
Redemption fees (Note 8)	—	332	—	—

Net increase/(decrease) in net assets from capital transactions	(1,711,414)	(1,491,947)	321,636	10,229,649

Total increase in net assets	5,126,742	4,129,897	1,480,946	11,233,973
Net assets
Beginning of period	37,367,498	33,237,601	11,233,973	—

End of period	$42,494,240	$37,367,498	$12,714,919	$11,233,973

Undistributed net investment income/(loss), end of period	$(106,044)	$(122,067)	$9,665	$104,732

Share transactions:
Institutional Class
Shares sold	21,707	351,635	8,769	1,021,365
Shares reinvested	10,726	—	19,444	—
Shares redeemed	(146,823)	(442,326)	(16)	(11)

Net increase/(decrease)	(114,390)	(90,691)	28,197	1,021,354

*	Inception Date of the Fund was December 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2013

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Robeco Boston Partners International Equity Fund
	For the Six Months Ended February 28, 2013 (unaudited)	For the Period Ended August 31, 2012*
Increase/(decrease) in net assets from operations:
Net investment income	$35,886	$149,856
Net realized gain/(loss) from investments and foreign currency	483,258	(134,895)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency	1,059,316	779,621

Net increase in net assets resulting from operations	1,578,460	794,582

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(131,147)	—
Net realized capital gains
Institutional Class	(78,542)	—

Net decrease in net assets from dividends and distributions to shareholders	(209,689)	—

Capital transactions:
Institutional Class
Proceeds from shares sold	142,299	10,100,676
Reinvestment of distributions	209,689	—
Shares redeemed	(5,484)	(41)

Net increase in net assets from capital transactions	346,504	10,100,635

Total increase in net assets	1,715,275	10,895,217
Net assets
Beginning of period	10,895,217	—

End of period	$12,610,492	$10,895,217

Undistributed net investment income/(loss), end of period	$21,251	$116,512

Share transactions:
Institutional Class
Shares sold	11,974	1,009,475
Shares reinvested	18,218	—
Shares redeemed	(450)	(4)

Net increase	29,742	1,009,471

*	Inception Date of the Fund was December 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	39

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Return of Capital	Total Distributions
Robeco Boston Partners Small Cap Value Fund II
Institutional Class
9/1/12 through 2/28/13†	$15.31	$0.08	$2.00	$2.08	$(0.09)	$—	$—	$(0.09)
8/31/12	12.92	0.05	2.390	2.44	(0.05)	—	—	(0.05)
8/31/11	11.02	0.03	1.91	1.94	(0.04)	—	—	(0.04)
8/31/10	10.49	0.06	0.52	0.58	(0.05)	—	—	(0.05)
8/31/09	11.87	0.11	(1.26)	(1.15)	(0.14)	(0.05)	(0.04)	(0.23)
8/31/08	21.47	0.07	(1.97)	(1.90)	—	(7.70)	—	(7.70)
Investor Class
9/1/12 through 2/28/13†	$14.74	$0.06	$1.92	$1.98	$(0.05)	$—	$—	$(0.05)
8/31/12	12.44	0.02	2.30	2.32	(0.02)	—	—	(0.02)
8/31/11	10.62	(—)[3]	1.84	1.84	(0.02)	—	—	(0.02)
8/31/10	10.11	0.03	0.50	0.53	(0.02)	—	—	(0.02)
8/31/09	11.43	0.07	(1.20)	(1.13)	(0.11)	(0.05)	(0.03)	(0.19)
8/31/08	21.02	0.03	(1.92)	(1.89)	—	(7.70)	—	(7.70)
Robeco Boston Partners Long/Short Equity Fund
Institutional Class
9/1/12 through 2/28/13†	$20.47	$(0.24)	$1.83	$1.59	$—	$(1.24)	$—	$(1.24)
8/31/12	19.88	(0.54)	3.15	2.61	—	(2.03)	—	(2.03)
8/31/11	17.41	(0.47)	4.55	4.08	—	(1.62)	—	(1.62)
8/31/10	15.75	(0.37)	1.98	1.61	—	—	—	—
8/31/09	15.47	(0.22)	2.98	2.76	—	(2.48)	—	(2.48)
8/31/08	17.23	(0.36)	0.50	0.14	—	(1.90)	—	(1.90)
Investor Class
9/1/12 through 2/28/13†	$19.51	$(0.25)	$1.73	$1.48	$—	$(1.24)	$—	$(1.24)
8/31/12	19.08	(0.56)	3.01	2.45	—	(2.03)	—	(2.03)
8/31/11	16.80	(0.50)	4.39	3.89	—	(1.62)	—	(1.62)
8/31/10	15.31	(0.40)	1.84	1.44	—	—	—	—
8/31/09	15.17	(0.25)	2.87	2.62	—	(2.48)	—	(2.48)
8/31/08	16.97	(0.39)	0.49	0.10	—	(1.90)	—	(1.90)
Robeco Boston Partners Long/Short Research Fund
Institutional Class
9/1/12 through 2/28/13†	$11.91	$(0.07)	$0.91	$0.84	$—	$(0.13)	$—	$(0.13)
8/31/12	10.60	(0.13)	1.53	1.40	—	(0.09)	—	(0.09)
9/30/10** through 8/31/11	10.00	(0.12)	0.71	0.59	—	—	—	—
Investor Class
9/1/12 through 2/28/13†	$11.86	$(0.08)	$0.90	$0.82	$—	$(0.13)	$—	$(0.13)
8/31/12	10.58	(0.15)	1.52	1.37	—	(0.09)	—	(0.09)
11/29/10** through 8/31/11	10.40	(0.12)	0.29	0.17	—	—	—	—
†	Unaudited
*	Calculated based on average shares outstanding for the period.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.01 per share.
[4]	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
[5]	Annualized.
[6]	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Redemption Fees		Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements and/or Recoupment, if any	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements and/or Recoupment, if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements and/or Recoupment, if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements and/or Recoupment, if any	Portfolio Turnover Rate

$—	[3]	$17.30	13.63%	$66,521	1.30%[5]	N/A	1.33%[5]	0.97%[5]	9%[6]
—	[3]	15.31	18.98	53,604	1.30	N/A	1.36	0.37	32
—	[3]	12.92	17.59	30,172	1.30	N/A	1.37	0.22	38
—	[3]	11.02	5.47	25,736	1.30	N/A	1.39	0.51	43
—	[3]	10.49	(8.97)	21,466	1.30	N/A	1.74	1.29	66
—	[3]	11.87	(10.15)	56,652	1.39	N/A	1.54	0.47	54

$—	[3]	$16.67	13.46%	$80,300	1.55%[5]	N/A	1.58%[5]	0.72%[5]	9%[6]
—	[3]	14.74	18.67	66,689	1.55	N/A	1.61	0.12	32
—	[3]	12.44	17.28	70,490	1.55	N/A	1.62	(0.03)	38
—	[3]	10.62	5.26	61,260	1.55	N/A	1.63	0.25	43
—	[3]	10.11	(9.20)	43,408	1.55	N/A	2.00	0.90	66
—	[3]	11.43	(10.40)	65,370	1.64	N/A	1.79	0.19	54

$0.01		$20.83	8.04%	$568,025	4.62%[5]	2.44%[5]	4.62%[5]	(2.36)%[5]	33%[6]
0.01		20.47	14.16	505,108	4.29	2.48	4.29	(2.68)	71
0.01		19.88	23.66	344,935	3.70	2.47	3.71	(2.35)	103
0.05		17.41	10.54	164,438	3.40	2.50	3.46	(2.10)	81
—	[3]	15.75	30.02	54,703	3.35	2.50	4.04	(1.85)	172
—	[3]	15.47	1.12	36,423	3.98	2.50	4.36	(2.27)	124

$0.01		$19.76	7.87%	$209,668	4.87%[5]	2.69%[5]	4.87%[5]	(2.61)%[5]	33%[6]
0.01		19.51	13.90	170,834	4.54	2.73	4.54	(2.93)	71
0.01		19.08	23.37	128,184	3.95	2.72	3.96	(2.60)	103
0.05		16.80	9.73	82,088	3.65	2.75	3.70	(2.35)	81
—	[3]	15.31	29.63	30,980	3.55	2.75	4.19	(2.09)	172
—	[3]	15.17	0.88	7,728	4.23	2.75	4.61	(2.51)	124

$—	[3]	$12.62	7.04%	$614,377	2.90%[5]	1.50%[5]	2.87%[5]	(1.09)%[5]	31%[6]
—	[3]	11.91	13.32	254,170	2.81	1.54	2.84	(1.12)	53 [4]
0.01		10.60	6.00	37,237	2.70 [5]	1.74 [5]	4.05 [5]	(1.21)[5]	61 [6]

$—	[3]	$12.55	6.90%	$83,779	3.15%[5]	1.75%[5]	3.12%[5]	(1.34)%[5]	31%[6]
—	[3]	11.86	13.06	48,296	3.00	1.79	3.04	(1.31)	53 [4]
0.01		10.58	1.73	20,308	2.99 [5]	1.98 [5]	4.08 [5]	(1.47)[5]	61 [6]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	41

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Distributions	Redemption Fees
Robeco Boston Partners All-Cap Value Fund
Institutional Class
9/1/12 through 2/28/13†	$15.57	$0.14	$1.66	$1.80	$(0.27)	$(0.10)	$(0.37)	$—
8/31/12	14.34	0.20	2.04	2.24	(0.12)	(0.89)	(1.01)	—
8/31/11	12.85	0.15	1.63	1.78	(0.10)	(0.19)	(0.29)	—
8/31/10	12.56	0.10	0.32	0.42	(0.13)	—	(0.13)	—
8/31/09	13.61	0.19	(1.03)	(0.84)	(0.12)	(0.09)	(0.21)	—
8/31/08	16.47	0.23	(1.54)	(1.31)	(0.16)	(1.39)	(1.55)	—
Investor Class
9/1/12 through 2/28/13†	$15.50	$0.12	$1.66	$1.78	$(0.23)	$(0.10)	$(0.33)	$—
8/31/12	14.28	0.16	2.03	2.19	(0.08)	(0.89)	(0.97)	—
8/31/11	12.79	0.11	1.63	1.74	(0.06)	(0.19)	(0.25)	—
8/31/10	12.52	0.07	0.31	0.38	(0.11)	—	(0.11)	—
8/31/09	13.56	0.16	(1.03)	(0.87)	(0.08)	(0.09)	(0.17)	—
8/31/08	16.41	0.16	(1.51)	(1.35)	(0.11)	(1.39)	(1.50)	—
Robeco WPG Small/Micro Cap Value Fund
Institutional Class
9/1/12 through 2/28/13†	$14.32	$0.08	$2.70	$2.78	$(0.07)	$—	$(0.07)	$—	[3]
8/31/12	12.31	(0.05)	2.06	2.01	—	—	—	—	[3]
8/31/11	11.65	(0.06)	0.72	0.66	—	—	—	—
8/31/10	10.57	(0.05)	1.16	1.11	(0.03)	—	(0.03)	—	[3]
8/31/09	12.18	0.03	(1.62)	(1.59)	(0.01)	(0.01)	(0.02)	—
8/31/08	17.05	0.05 [6]	(2.46)	(2.41)	(0.01)	(2.45)	(2.46)	—
Robeco Boston Partners Global Equity Fund
Institutional Class
9/1/12 through 2/28/13†	$11.00	$0.04	$1.29	$1.33	$(0.13)	$(0.09)	$(0.22)	$—
12/30/11** through 8/31/12	10.00	0.10	0.90	1.00	—	—	—	—
Robeco Boston Partners International Equity Fund
Institutional Class
9/1/12 through 2/28/13†	$10.79	$0.04	$1.51	$1.55	$(0.13)	$(0.08)	$(0.21)	$—
12/30/11** through 8/31/12	10.00	0.15	0.64	0.79	—	—	—	—

†	Unaudited
*	Calculated based on average shares outstanding, unless otherwise noted.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees are reflected in total return calculations.
[3]	Amount is less than $0.01.
[4]	Annualized.
[5]	Not Annualized.
[6]	Calculated using the SEC’s undistributed net investment income method.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (concluded)	PER SHARE OPERATING PERFORMANCE

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements	Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$17.00	11.72%	$357,054	0.70%[4]	0.99%[4]	1.72%[4]	15%[5]
15.57	16.73	343,885	0.70	1.03	1.38	33
14.34	13.75	210,113	0.70	1.03	1.00	47
12.85	3.31	112,437	0.80	1.15	0.75	48
12.56	(5.88)	63,085	0.95	1.50	1.79	55
13.61	(8.55)	51,850	0.95	1.70	1.59	44

$16.95	11.64%	$33,760	0.95%[4]	1.24%[4]	1.46%[4]	15%[5]
15.50	16.44	25,189	0.95	1.28	1.13	33
14.28	13.55	26,436	0.95	1.28	0.75	47
12.79	3.01	13,016	1.03	1.39	0.55	48
12.52	(6.15)	5,187	1.20	1.75	1.51	55
13.56	(8.82)	3,164	1.20	1.95	1.10	44

$17.03	19.47%	$42,494	1.65%[4]	1.65%[4]	1.00%[4]	32%[5]
14.32	16.33	37,367	1.70	1.70	(0.34)	84
12.31	5.67	33,238	1.67	1.72	(0.43)	85
11.65	10.54	32,394	1.69	1.77	(0.39)	94
10.57	(12.93)	35,405	1.61	1.95	0.37	137
12.18	(15.12)	43,133	1.61	1.65	0.11	131

$12.11	12.17%	$12,715	1.30%[4]	3.40%[4]	0.63%[4]	50%[5]
11.00	10.00 [5]	11,234	1.30 [4]	3.56 [4]	1.39 [4]	83 [5]

$12.13	14.44%	$12,610	1.30%[4]	3.44%[4]	0.62%[4]	43%[5]
10.79	7.90 [5]	10,895	1.30 [4]	3.77 [4]	2.16 [4]	81 [5]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2013	43

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series trust,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”), Robeco Boston Partners International Equity Fund (“BP International Equity Fund”) (collectively “BP Funds”), and Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of February 28, 2013, the BP Funds each offer two classes of shares, Institutional Class and Investor Class. As of February 28, 2013, Investor Class shares of the BP Global Equity Fund and BP International Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund is a single class fund, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 80.573 billion shares are currently classified into one hundred and forty-two classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

44	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of February 28, 2013 is included in each Fund’s Portfolio of Investments.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2013, there were no material transfers between Levels 1, 2, and 3 for any of the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial report purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEMI-ANNUAL REPORT 2013	45

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds” NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

46	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the six-month period ended February 28, 2013 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2012	5,124	$2,513,645	340	$174,573	3,460	$762,800
Options written	1,140	225,622	—	—	849	143,481
Options closed	(3,819)	(1,642,431)	(240)	(143,263)	(849)	(148,091)
Options expired	(552)	(273,581)	—	—	(1,625)	(186,188)
Options exercised	(753)	(597,633)	(100)	(31,310)	(986)	(428,521)

Options outstanding at February 28, 2013	1,140	$225,622	—	$—	849	$143,481

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six-month period ended February 28, 2013, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had net charges of $4,756,752 and $1,092,827, respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

As of February 28, 2013, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had securities sold short valued at $482,598,214 and $309,527,634, respectively, for which securities of $500,289,743 and $295,670,603 and cash deposits of $479,518,538 and $312,247,561, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), the BP Long/Short Equity Fund and the BP Long/Short Research Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund and the BP Long/Short Research Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six-month period ended February 28, 2013:

	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
BP Long/Short Equity Fund	176	$33,438,303	0.60%
BP Long/Short Research Fund	181	22,875,832	0.60%

As of February 28, 2013, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had borrowings of $59,359,622 and $58,578,926, respectively. Interest expenses for the six-month period ended February 28, 2013, totaled $94,306 and $68,720, respectively.

2.	Transactions with Investment Advisers and Other Services

Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the BP Funds and the WPG Small/Micro Cap Value Fund. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II’s average daily net assets, 2.25% of the BP Long/Short Equity Fund’s average daily net assets, 1.25% of the BP Long/Short Research Fund’s average daily net assets, 0.80% of the BP All-Cap Value Fund’s average daily net

SEMI-ANNUAL REPORT 2013	47

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

assets, 0.90% of BP Global Equity Fund’s average daily net assets, and 0.90% of BP International Equity Fund’s average daily net assets, each accrued daily and payable monthly.

Until December 31, 2013, Robeco has contractually agreed to limit the BP Small Cap Value Fund II, BP Long/Short Equity Fund and BP All-Cap Value Fund’s total annual operating expenses (excluding certain items discussed below) to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on the BP Small Cap Value Fund II, BP Long/Short Equity Fund and BP All-Cap Value Fund’s average daily net assets. These limitations are effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. These contractual limitations are in effect until at least December 31, 2013 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to these Funds.

	Institutional	Investor
BP Small Cap Value Fund II	1.30%	1.55%
BP Long/Short Equity Fund	2.50%	2.75%
BP All-Cap Value Fund	0.70%	0.95%

For the BP Long/Short Research Fund, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% of the average daily net assets attributable to the Fund’s Institutional Class shares and 1.75% of the average daily net assets attributable to the Fund’s Investor Class. This contractual limitation is in effect until at least December 31, 2013 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.50% for the Institutional Class and 1.75% for the Investor Class, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period. As of February 28, 2013, the total fees waived and reimbursed which may be subject to possible future reimbursement to Robeco totaled $248,830, of which, $191,818 expires in 2014 and $57,012 expires in 2015. During the six month period ended February 28, 2013, Robeco was reimbursed by the Fund $64,210 of advisory fee forgone in fiscal year 2011.

For the BP Global Equity Fund and BP International Equity Fund, Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which each Fund’s total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.30% of the average daily net assets attributable to each Fund’s Institutional Class shares and 1.55% of the average daily net assets attributable to each Fund’s Investor Class. This contractual limitation is in effect until at least December 31, 2013 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years each Fund’s Advisory Agreement with Robeco is in effect, each Fund’s total annual Fund operating expenses for that year are less than 1.30% for the Institutional Class and 1.55% for the Investor Class, Robeco is entitled to reimbursement by each Fund of the advisory fees waived and other payments remitted by Robeco to each Fund during such three-year period. As of February 28, 2013, the total fees waived and reimbursed which may be subject to possible future reimbursement to Robeco totaled $257,078 and $268,729 for the BP Global Equity Fund and BP International Equity Fund, respectively, of which $133,820 and $144,610, respectively, expires in 2015 and $123,258 and $124,119, respectively, expires in 2016.

For its advisory services with respect to the WPG Small/Micro Cap Value Fund, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Small/Micro Cap Value Fund	0.90% of net assets up to $300 million
0.80% of net assets $300 million to $500 million
0.75% of net assets in excess of $500 million

Until December 31, 2013, Robeco has contractually agreed to limit the WPG Small/Micro Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to 1.70% as a percentage of the Fund’s average daily net assets. The contractual limitation is in effect until at least December 31, 2013 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to the WPG Small/Micro Cap Value Fund.

For the six months ended February 28, 2013, Robeco has waived and reimbursed fees as follows:

Funds	Investment Adviser Expense Waived	Investment Adviser Reimbursement
BP Small Cap Value Fund II	$24,319	$—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP All-Cap Value Fund	525,853	—
BP WPG Small/Micro Cap Value Fund	—	—
BP Global Equity Fund	52,909	70,349
BP International Equity Fund	52,156	71,963

48	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees.

The Board of Directors of the Company has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Foreside Funds Distributors LLC (“the Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Plans.

3.	Directors/Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six-month period ended February 28, 2013, was $83,259. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

4.	Investment in Securities

For the six-month period ended February 28, 2013, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

Fund	Purchases	Sales
BP Small Cap Value Fund II	$20,133,725	$11,939,907
BP Long/Short Equity Fund	281,131,698	229,014,883
BP Long/Short Research Fund	429,969,868	129,799,179
BP All-Cap Value Fund	54,585,218	71,460,476
WPG Small/Micro Cap Value Fund	11,975,665	15,023,087
BP Global Equity Fund	5,751,142	6,552,786
BP International Equity Fund	4,789,216	4,839,168

5.	Capital Share Transactions

As of February 28, 2013, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small/Micro Cap Value Fund, which has 50,000,000 shares of $0.001 par value common stock authorized.

6.	Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at

SEMI-ANNUAL REPORT 2013	49

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in the Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the six-month period ended February 28, 2013, the Funds participated in securities lending. The market value of securities on loan and collateral as of February 28, 2013 and the income generated from the program during the six-month period ended February 28, 2013, with respect to such loans are as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
BP Small Cap Value Fund II	$17,400,880	$17,809,719	$16,398
BP Long/Short Equity Fund	10,414,234	10,859,274	110,517
BP All-Cap Value Fund	2,740,249	2,833,760	28,848
WPG Small/Micro Cap Value Fund	3,592,008	3,712,413	12,285

7.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

At February 28, 2013, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
J.G.Wentworth, Inc. 144A	08/02/07-03/26/08	$181,980	—	—	0.0
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	14,293	1,465	—	0.0
Solar Cayman Ltd. 144A	03/24/10	—	19,375	—	0.0

		$196,273		$—	0.0%

8.	Redemption Fees

There is a 1.00% redemption fee on shares redeemed which have been held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP International Equity Fund. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

9.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

50	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 28, 2013, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
BP Small Cap Value Fund II	$123,713,374	$38,509,731	$(3,563,179)	$34,946,552
BP Long/Short Equity Fund	661,989,452	118,880,971	(20,030,497)	98,850,474
BP Long/Short Research Fund	582,789,842	68,786,635	(6,724,182)	62,062,453
BP All-Cap Value Fund	314,016,602	65,628,287	(4,066,640)	61,561,647
WPG Small/Micro Cap Value Fund	35,151,776	9,102,814	(821,336)	8,281,478
BP Global Equity Fund	9,753,727	1,793,256	(132,123)	1,661,133
BP International Equity Fund	10,134,450	2,022,685	(182,974)	1,839,711

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Qualified Late-year Loss Deferral	Other Temporary Differences
BP Small Cap Value Fund II	$10,163	$—	$(16,071,197)	$19,694,781	$(1,708,185)	$—
BP Long/Short Equity Fund	28,431,871	10,071,484	(1,686,468)	25,196,547	—	(516,104)
BP Long/Short Research Fund	4,279,421	—	—	9,116,718	—	(31,827)
BP All-Cap Value Fund	3,583,004	118,755	—	26,483,957	—	—
WPG Small/Micro Cap Value Fund	—	—	(4,435,716)	2,042,273	(97,367)	—
BP Global Equity Fund	104,732	—	(41,732)	981,080	—	—
BP International Equity Fund	116,512	—	(44,041)	761,867	—	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2012 were as follows:

	2012
Fund	Ordinary Income	Long-Term Gains	Total
BP Small Cap Value Fund II	$223,632	$—	$223,632
BP Long/Short Equity Fund	36,839,762	15,899,486	52,739,248
BP Long/Short Research Fund	682,238	—	682,238
BP All-Cap Value Fund	3,635,264	12,729,463	16,364,727
WPG Small/Micro Cap Value Fund	—	—	—
BP Global Equity Fund	—	—	—
BP International Equity Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was August 31, 2012.

SEMI-ANNUAL REPORT 2013	51

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (concluded)

As of August 31, 2012, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Fund	August 31, 2016	August 31, 2017	August 31, 2018	Total
BP Small Cap Value Fund II	$—	$3,220,796	$12,850,401	$16,071,197
BP Long/Short Equity Fund	1,686,468	—	—	1,686,468
BP Long/Short Research Fund	—	—	—	—
BP All-Cap Value Fund	—	—	—	—
WPG Small/Micro Cap Value Fund	—	1,017,173	3,418,543	4,435,716

As of August 31, 2012, the following Funds had post-enactment capital loss carryforwards which have an unlimited period of capital loss carryover:

Short-Term
BP Global Equity Fund	$41,732
BP International Equity Fund	44,041

10.	New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

52	SEMI-ANNUAL REPORT 2013

ROBECO INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Other Matters

ORIX Corporation, an integrated financial services group based in Tokyo, Japan, is expected to acquire a majority of the equity interest of Robeco Groep N.V., the parent company of Robeco, in the second or third quarter of 2013.

Pursuant to the terms of the current investment advisory agreements between Robeco and the Company, on behalf of each of the Funds, the proposed transaction would be considered an assignment of the Funds’ current investment advisory agreements with Robeco, resulting in their automatic termination. On April 15, 2013, the Board of Directors of the Company approved a new investment advisory agreement with Robeco, on behalf of each of the Funds. The new investment advisory agreement contains substantially similar terms as the current investment advisory agreements with Robeco, including identical advisory fees. Upon consummation of the proposed transaction, Robeco will continue to provide investment advisory services to each Fund pursuant to the new advisory agreement, provided that such advisory agreement has been approved by Fund shareholders.

A special meeting of shareholders of the Funds will be held at which shareholders will be asked to consider and approve the new investment advisory agreement.

SEMI-ANNUAL REPORT 2013	53

INVESTMENT ADVISER

Robeco Investment Management Inc.

909 Third Avenue, 32nd Floor

New York, NY 10022

ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

PRINCIPAL

UNDERWRITER

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

S1 FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT

(UNAUDITED)

Dear Fellow Investor,

We are pleased to enclose the February 28, 2013 semi-annual report for the S1 Fund (the “Fund”) for your information.

The Simple Alternatives team would like to take this opportunity to thank you for your continued support. We are grateful for the confidence you have placed in us since the Fund’s inception.

Our philosophy is simple. We believe that hedged equity is a vital part of any investment portfolio. We believe that investors are best served by diversifying across a team of skilled hedged equity managers and that those strategies and managers are best accessed through a simple-to-use mutual fund structure.

One of our goals of including hedged equity strategies in the Fund portfolio is to aim to reduce market volatility that can be found in an investment portfolio of equities and bonds. While equity and bond returns were generally positive during the past year, the Fund was able to provide meaningful ballast during high volatility moments while still delivering positive returns.

For the period from September 1, 2012 to February 28, 2013, the Fund returned 3.92%. This compares to a 7.69% return for the S&P 500®. The Fund achieved this return while only taking approximately one-third the risk of the S&P 500 during the same period. While the Fund’s conservative risk exposure made the frothy market rally of early 2013 challenging, we were encouraged by the Fund’s strong relative return in the fourth quarter of 2012. During the fourth quarter of 2012 the Fund delivered a 2.10% return while the S&P 500 lost 0.40%. This outperformance is a good example of how the Fund can deliver returns driven by strong stock selection and not market timing or overall broad equity market performance.

Our careful selection of sub-advisors has resulted in a diverse and talented team of experienced hedged equity managers who are skilled at finding undiscovered opportunities to invest in while at the same time striving to protect capital.

We are grateful for those who believed early on in our model and are encouraged by the continued growth in assets for the Fund.

Sincerely,

James K. Dilworth

Founder

Simple Alternatives

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

S1 FUND

PERFORMANCE DATA

(UNAUDITED)

Total Returns for the Periods Ended February 28, 2013
		Average Annual
	Six Months*	One Year	Since Inception**
S1 Fund, I Shares	3.92%	4.96%	1.86%
S&P 500® Index***	7.69%	10.91%	12.47%

*	Not annualized.

**	Inception date of the Fund is September 30, 2010.

***	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Call Simple Alternatives at 1-866-882-1226 for returns current to the most recent month-end.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 5.29% and the Fund’s net operating expense ratio is 4.47%. Net operating expense includes interest and dividends on short sales and acquired fund fees. The Fund’s investment adviser, Simple Alternatives, LLC, has contractually agreed until at least December 31, 2014 to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 2.95% of the average daily net assets attributable to the Fund’s I Shares. This limitation can be discontinued at any time after December 31, 2014.

The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration in securities of a limited number of issuers exposes a fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers. The Fund may invest in small- and medium-sized companies which involve greater risk than investing in larger, more established companies, such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources.

The Fund may invest in foreign or emerging markets securities which involve special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets.

The Fund may invest in debt securities which are subject to interest rate risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The Fund may also invest in high yield,

S1 FUND

PERFORMANCE DATA (CONCLUDED)

(UNAUDITED)

lower rated (junk) bonds which involve a greater degree of risk and price fluctuation than investment grade bonds in return for higher yield potential. The Fund’s distressed debt strategy may involve a substantial degree of risk, including investments in sub-prime mortgage securities.

The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. The Fund may leverage transactions which include selling short as well as borrowing for other than temporary or emergency purposes. Leverage creates the risk of magnified capital losses.

The Fund may also invest in derivatives which can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. The Fund may invest in options and futures which are subject to special risks and may not fully protect the Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potential normally associated with stocks. Futures trading is very speculative, largely due to the traditional volatility of futures prices.

Portfolio composition is subject to change.

S1 FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2012 through February 28, 2013 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

S1 FUND

FUND EXPENSE EXAMPLES (CONCLUDED)

(UNAUDITED)

	I SHARES
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2012	ENDING ACCOUNT VALUE FEBRUARY 28, 2013	EXPENSES PAID DURING PERIOD
Actual*	$1,000.00	$1,039.20	$21.69
Hypothetical
(5% return before expenses)	1,000.00	1,003.52	21.31

*

Expenses equal to an annualized expense ratio for the six-month period ended February 28, 2013 of 4.29% for the I Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181) then divided by 365 days. The Fund’s ending account value on the first line in the table is based on the actual six-months total return for the I Shares of the Fund of 3.92%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 1.34% of the Fund’s average net assets attributable to I Shares for the most recent fiscal year.

S1 FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2013

(UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund.

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCKS:
Consumer Discretionary	17.8%	$13,347,721
Real Estate Investment Trusts	12.5	9,380,890
Financials	10.3	7,732,463
Information Technology	9.9	7,433,053
Industrials	5.1	3,818,079
Health Care	3.5	2,590,609
Telecommunication Services	3.0	2,261,080
Materials	2.6	1,946,854
Consumer Staples	2.5	1,855,606
Energy	1.9	1,418,028
U.S. GOVERNMENT AGENCY	8.0	6,004,016
EXCHANGE TRADED FUNDS	1.8	1,332,546
CORPORATE BONDS	1.0	730,250
PURCHASED OPTIONS	0.5	380,655
U.S TREASURY NOTE	0.2	107,000
FOREIGN GOVERNMENT NOTE	0.0	10,196
WRITTEN OPTIONS	(0.5)	(392,886)
EXCHANGE TRADED FUNDS SOLD SHORT	(7.0)	(5,228,660)
COMMON STOCKS SOLD SHORT	(29.2)	(21,866,058)
OTHER ASSETS IN EXCESS OF LIABILITIES	56.1	42,067,383

NET ASSETS	100.0%	$74,928,825

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 69.1%
CONSUMER DISCRETIONARY—17.8%
AMC Networks, Inc., Class A*^	10,798	$619,805
America’s Car-Mart, Inc.*^	12,503	597,144
Ascent Capital Group, Inc., Class A*	5,000	342,950
Beazer Homes USA, Inc.*	6,000	93,420
Bravo Brio Restaurant Group, Inc.*	28,390	428,121
Brookfield Residential Properties, Inc.*†	21,539	477,304
Charter Communications, Inc., Class A*^	11,690	1,009,899
Childrens Place Retail Stores, Inc., (The)*^	10,090	458,691
Cie Financiere Richemont SA, Class A (Switzerland)	1,640	131,840
Desarrolladora Homex SAB de CV - ADR*	6,090	72,471
Express, Inc.*	24,960	461,760
Foot Locker, Inc.^	13,785	471,309
Hot Topic, Inc.	39,750	429,300
Hyatt Hotels Corp., Class A*^	12,735	523,282
Interval Leisure Group, Inc.	33,500	699,145
Li & Fung Ltd. (Hong Kong)	56,800	76,167
Liberty Interactive Corp., Class A*^	20,386	425,660
Liberty Ventures, Class A*^	2,404	173,569
M/I Homes, Inc.*	37,852	866,811
Melco Crown Entertainment Ltd. - ADR*^	19,000	364,990
MGM Resorts International, Inc.*	32,827	410,009
NVR, Inc.*	160	161,472
Select Comfort Corp.*	16,100	330,533
Sirius XM Canada Holdings, Inc. (Canada)	112,000	705,939
Sirius XM Radio, Inc.^	175,700	544,670
Standard Pacific Corp.*	12,000	97,680
Super Group Ltd. (South Africa)	39,979	94,022
True Religion Apparel, Inc.^	34,913	931,828

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Universal Entertainment Corp. (Japan)	15,000	$256,177
Vail Resorts, Inc.	7,700	425,348
Whirlpool Corp.^	5,900	666,405

		13,347,721

CONSUMER STAPLES—2.5%
Cermaq ASA (Norway)	6,096	104,596
Loblaw Cos. Ltd. (Canada)	3,850	154,821
Minerva SA (Brazil)	18,100	117,960
Nestle SA - Sponsored ADR	1,425	99,707
Reckitt Benckiser Group PLC (United Kingdom)	1,270	85,332
Safeway, Inc.	7,250	172,985
Smithfield Foods, Inc.*	6,400	142,336
Susser Holdings Corp.*	8,539	378,107
Tesco PLC (United Kingdom)	15,106	84,700
Tyson Foods, Inc., Class A^	22,720	515,062

		1,855,606

ENERGY—1.9%
Baker Hughes, Inc.	500	22,410
Cloud Peak Energy, Inc.*	5,620	96,327
Exxon Mobil Corp.	1,435	128,504
Murphy Oil Corp.	1,670	101,670
Peabody Energy Corp.	2,740	59,074
QEP Resources, Inc.^	23,690	721,597
Sasol Ltd. - Sponsored ADR	2,320	99,180
Statoil ASA - Sponsored ADR	4,015	100,094
Transocean Ltd.*†	1,705	89,172

		1,418,028

FINANCIALS—10.3%
Altisource Portfolio Solutions SA*†	2,362	192,597
Capital Bank Financial Corp., Class A*	19,931	368,724
China Life Insurance Co. Ltd. - ADR	2,705	119,209
Fairfax Financial Holdings Ltd. (Canada)	350	132,988
Forest City Enterprises, Inc., Class A*^	61,087	979,835

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Fox Chase Bancorp, Inc.^	36,934	$617,536
Hampden Bancorp, Inc.	35,530	562,085
Heritage Commerce Corp.*^	96,700	653,692
HFF, Inc., Class A^	13,710	251,716
Hilltop Holdings, Inc.*	37,673	483,721
Home Loan Sevicing Solutions Ltd.*†^	17,987	405,786
Howard Hughes Corp., (The)*	4,400	337,876
Invesco Ltd.	2,270	60,813
MetroCorp Bancshares, Inc.*	54,130	559,704
Ocwen Financial Corp.*	11,420	450,176
OmniAmerican Bancorp, Inc.*^	31,289	815,391
Safestore Holdings PLC (United Kingdom)	87,957	168,129
St. Joe Co. (The)*	8,100	180,630
ViewPoint Financial Group^	18,794	391,855

		7,732,463

HEALTH CARE—3.5%
Almost Family, Inc.	7,988	164,473
Angiotech Pharmaceuticals, Inc.*†Δ	14,450	368,475
Capital Senior Living Corp.*	5,400	124,200
Emeritus Corp.*	6,550	186,610
Johnson & Johnson^	8,300	631,713
LHC Group, Inc.*	5,136	104,364
Pfizer, Inc.^	36,930	1,010,774

		2,590,609

INDUSTRIALS—5.1%
ADT Corp. (The)	3,150	150,854
All America Latina Logistica SA (Brazil)	17,400	86,147
Ashtead Group PLC (United Kingdom)	45,000	351,579
Brink’s Co. (The)	5,330	140,979
G4S PLC (United Kingdom)	28,959	127,448
Gencorp, Inc.*	75,500	909,775
Invensys PLC (United Kingdom)	60,000	325,955
Manitowoc Co., Inc. (The)	30,300	561,156
Tata Motors Ltd. - Sponsored ADR	2,600	70,564

	NUMBER OF SHARES	VALUE
INDUSTRIALS—(CONTINUED)
United Continental Holdings, Inc.*^	15,749	$420,656
United Rentals, Inc.*	12,600	672,966

		3,818,079

INFORMATION TECHNOLOGY—9.9%
Comverse, Inc.*	19,810	545,171
EchoStar Corp., Class A*^	24,529	928,177
Ellie Mae, Inc.*	16,000	324,800
Global Cash Access Holdings, Inc.*^	70,000	497,000
Google, Inc., Class A*^	975	781,170
Hewlett-Packard Co.	8,250	166,155
Intel Corp.	4,450	92,783
Kulicke & Soffa Industries, Inc.*	24,000	259,680
LTX-Credence Corp.*	106,100	615,380
Micron Technology, Inc.*	92,000	771,880
Microsoft Corp.	3,990	110,922
ON Semiconductor Corp.*	28,000	224,000
Optimal Payments, PLC (United Kingdom)*	160,518	394,495
Oracle Corp.^	12,500	428,250
Progress Software Corp.*	29,890	673,123
Teradyne, Inc.*	34,000	569,840
Western Union Co. (The)	3,580	50,227

		7,433,053

MATERIALS—2.6%
Agrium, Inc.†	1,240	128,278
ArcelorMittal†	6,240	93,475
Barrick Gold Corp. (Canada)	4,500	136,080
Crown Holdings, Inc.*^	21,900	851,253
Northern Dynasty Minerals Ltd. (Canada)*	67,464	213,861
POSCO - ADR	1,040	83,918
Schweitzer-Mauduit International, Inc.^	11,940	439,989

		1,946,854

REAL ESTATE INVESTMENT TRUSTS—12.5%
American Capital Agency Corp.	7,600	240,958
AvalonBay Communities, Inc.	2,850	355,766

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
BRE Properties, Inc.	9,450	$459,365
Brookfield Office Properties, Inc.^	51,800	864,542
Colonial Properties Trust^	40,815	879,971
Colony Financial, Inc.	8,600	190,490
Dundee Real Estate Investment Trust (Canada)*Δ 144A	2,300	82,120
Dundee Real Estate Investment Trust, Class A (Canada)	2,900	103,542
Education Realty Trust, Inc.^.	45,050	491,496
Equity Lifestyle Properties, Inc.^	17,576	1,295,175
First Industrial Realty Trust, Inc.*	20,300	322,161
General Growth Properties, Inc.	29,700	568,458
Home Properties, Inc.	7,900	493,118
Hudson Pacific Properties, Inc.	18,850	425,445
Macerich Co., (The)	10,900	655,199
Medical Properties Trust, Inc.	10,150	147,378
Parkway Properties, Inc.^	19,000	321,290
Public Storage	2,050	309,981
Ramco-Gershenson Properties Trust^	26,993	426,489
Silver Bay Realty Trust Corp.*	1,850	37,777
Spirit Realty Capital, Inc.	10,650	212,148
Strategic Hotels & Resorts, Inc.*	50,400	366,912
Vastned Retail NV (Netherlands)	3,100	131,109

		9,380,890

TELECOMMUNICATION SERVICES—3.0%
China Mobile Ltd. - Sponsored ADR	2,505	137,274
Chorus Ltd. - ADR	2,206	26,384
MegaFon OAO - GDR (United Kingdom)*	4,350	122,813
Sprint Nextel Corp.*^	130,000	754,000

	NUMBER OF SHARES	VALUE
TELECOMMUNICATION SERVICES—(CONTINUED)
Vodafone Group, PLC - Sponsored ADR	36,000	$905,040
Vodafone Group, PLC (United Kingdom)	125,650	315,569

		2,261,080

TOTAL COMMON STOCKS (Cost $44,786,758)		51,784,383

EXCHANGE TRADED FUNDS — 1.8%
COMMODITY—0.6%
SPDR Gold Shares*^	2,899	443,431

CURRENCY—0.6%
ProShares UltraShort Euro*	9,470	183,150
ProShares UltraShort Yen*	4,770	273,655

		456,805

DEBT—0.2%
Proshares Ultrashort 20+ Year Treasury*	2,585	169,266

EQUITY—0.3%
Market Vectors Gold Miners ETF^	5,675	212,245

OTHER—0.1%
Templeton Dragon Fund, Inc.	1,770	50,799

TOTAL EXCHANGE TRADED FUNDS (Cost $1,308,089)		1,332,546

	PAR (000’S)
CORPORATE BONDS — 1.0%
CONSUMER STAPLES—0.7%
North Atlantic Trading Co. 144A
11.500% 07/15/16	$500	526,250

FINANCIALS—0.3%
MGIC Investment Corp.
5.375% 11/01/15	240	204,000

TOTAL CORPORATE BONDS (Cost $701,388)		730,250

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2013

(UNAUDITED)

	PAR (000’S)		VALUE
FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond 3.000% 12/01/15	CAD	10	$10,196

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,212)			10,196

U.S. TREASURY NOTE — 0.2%
2.625% 04/30/16		$100	107,000

TOTAL U.S. TREASURY NOTE (Cost $102,014)			107,000

U.S. GOVERNMENT AGENCY — 8.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION—8.0%
2.700% 03/28/22^		2,000	2,003,126
1.500% 03/29/27^#		2,000	2,002,092
1.000% 04/30/27^#		2,000	1,998,798

			6,004,016

TOTAL U.S. GOVERNMENT AGENCY (Cost $5,991,697)			6,004,016

	NUMBER OF CONTRACTS
PURCHASED OPTIONS — 0.5%
CALL OPTIONS PURCHASED — 0.1%
Vodafone Group, PLC - Sponsored ADR Expires 01/18/14 Strike Price $30		1,900	72,200
Whirlpool Corp. Expires 04/20/13 Strike Price $115		24	8,880

TOTAL CALL OPTIONS PURCHASED (Cost $100,000)			81,080

	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS PURCHASED — 0.4%
Amedisys, Inc. Expires 03/16/13 Strike Price $10	200	$4,800
iShares Dow Jones U.S. Real Estate Expires 03/16/13 Strike Price $67	100	2,100
iShares Russell 2000 Index Fund 03/01/13 Strike Price $89	125	1,375
iShares Russell 2000 Index Fund Expires 04/20/13 Strike Price $87	960	123,840
iShares Russell 2000 Index Fund Expires 04/20/13 Strike Price $89	200	37,600
Manitowoc Co., Inc. (The) Expires 03/16/13 Strike Price $19	272	23,120
Melco Crown Entertainment, Ltd. Expires 04/20/13 Strike Price $18	76	7,220
MGM Resorts International Expires 03/16/13 Strike Price $12	90	900
SPDR S&P 500 ETF Trust Expires 03/16/13 Strike Price $146	260	13,000
SPDR S&P 500 ETF Trust Expires 03/16/13 Strike Price $149	260	25,480
SPDR S&P 500 ETF Trust Expires 03/28/13 Strike Price $148	150	19,200
Tesla Motors, Inc. Expires 03/16/13 Strike Price $29	52	390

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2013

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
United Rentals, Inc. Expires 04/20/13 Strike Price $52.50	69	$20,010
Whirlpool Corp. Expires 04/20/13 Strike Price $100	30	2,790
WisdomTree Dreyfus Chinese Yuan Fund Expires 04/20/13 Strike Price $24	350	3,500
WisdomTree Dreyfus Chinese Yuan Fund Expires 04/20/13 Strike Price $25	600	9,000
Zillow, Inc., Class A Expires 05/18/13 Strike Price $30	70	5,250

TOTAL PUT OPTIONS PURCHASED (Cost $426,122)		299,575

TOTAL PURCHASED OPTIONS — 0.5% (Cost $526,122)		380,655

TOTAL LONG POSITIONS — 80.6% (Cost $53,426,280)		60,349,046

	NUMBER OF SHARES
SECURITIES SOLD SHORT — (36.2)%
COMMON STOCKS — (29.2)%
COMMUNICATIONS—(0.2)%
Verizon Communication, Inc.	(3,674)	(170,951)

CONSUMER DISCRETIONARY—(5.2)%
Brinker International, Inc.	(7,000)	(233,660)
Casio Computer Co. Ltd. (Japan)	(15,000)	(118,783)
Conn’s, Inc.*	(6,300)	(201,852)
Dick’s Sporting Goods, Inc.	(2,700)	(135,000)
Francesca’s Holdings Corp.*	(4,600)	(117,070)
Hanesbrands, Inc.*	(1,838)	(72,858)
JC Penney Co., Inc.	(9,000)	(158,130)
John Wiley & Sons, Inc., Class A	(9,300)	(340,194)
LeapFrog Enterprises, Inc.*	(20,000)	(171,400)

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Lululemon Athletica, Inc.*†	(2,100)	$(140,805)
Marriott International, Inc., Class A	(10,900)	(430,005)
Netflix, Inc.*	(250)	(47,020)
NVR, Inc.*	(312)	(314,870)
O’reilly Automotive, Inc.*	(1,575)	(160,240)
Pandora Media, Inc.*	(22,540)	(274,988)
Pearson, PLC (United Kingdom)	(10,000)	(175,220)
Polaris Industries, Inc.	(1,100)	(96,107)
PulteGroup, Inc.*	(8,700)	(166,866)
Scholastic Corp.	(5,200)	(156,520)
Thor Industries, Inc.	(4,900)	(184,191)
TRI Pointe Homes, Inc.*	(9,900)	(182,160)

		(3,877,939)

CONSUMER STAPLES—(0.8)%
Boulder Brands, Inc.*	(18,000)	(153,360)
Hain Celestial Group, Inc. The*	(3,430)	(187,793)
NU Skin Enterprises, Inc., Class A	(5,700)	(234,840)

		(575,993)

FINANCIALS—(4.5)%
American Campus Communities, Inc.	(4,700)	(212,440)
Bank of The Ozarks, Inc.	(8,730)	(335,145)
BankUnited, Inc.	(9,480)	(268,853)
Charles Schwab Corp. (The)	(13,500)	(219,240)
Eaton Vance Corp.	(8,170)	(312,012)
Federated Investors, Inc., Class B	(13,960)	(324,151)
Greenhill & Co., Inc.	(5,660)	(344,015)
Home Capital Group, Inc. (Canada)	(4,350)	(241,871)
Legg Mason, Inc.	(10,345)	(294,833)
MSCI, Inc.*	(2,800)	(92,764)
Prosperity Bancshares, Inc.	(5,760)	(265,767)
SVB Financial Group*	(3,300)	(221,298)
Wisdomtree Investments, Inc.*	(23,900)	(217,490)
Zillow, Inc., Class A*	(1,500)	(64,440)

		(3,414,319)

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
HEALTH CARE—(0.8)%
Amedisys, Inc.*	(20,000)	$(226,000)
Masimo Corp.	(8,500)	(168,725)
Questcor Pharmaceuticals, Inc.	(5,700)	(185,820)

		(580,545)

INDUSTRIALS—(1.4)%
Acorn Energy, Inc.	(28,530)	(185,730)
Bouygues SA (France)	(5,300)	(149,736)
Healthcare Services Group, Inc.	(6,600)	(159,060)
Meyer Burger Tech. AG (Switzerland)	(4,500)	(38,984)
Nielsen Holdings NV*	(2,896)	(97,566)
Ritchie Bros Auctioneers, Inc.†	(11,700)	(266,526)
Robert Half International, Inc.	(3,850)	(136,867)

		(1,034,469)

INFORMATION TECHNOLOGY—(5.2)%
Broadridge Financial Solutions, Inc.	(12,125)	(278,269)
Demand Media, Inc.*	(11,000)	(89,100)
Dena Co. Ltd. (Japan)	(3,000)	(84,151)
F5 Networks, Inc.*	(2,000)	(188,860)
FactSet Research Systems, Inc.	(3,230)	(314,247)
Fusion-io, Inc.*	(8,700)	(146,856)
Gree, Inc. (Japan)	(5,500)	(66,933)
Intel Corp.	(5,850)	(121,972)
MercadoLibre, Inc.†	(2,700)	(231,147)
Meru Networks, Inc.*	(12,686)	(56,707)
Microsoft Corp.	(3,150)	(87,570)
Neopost SA (France)	(1,577)	(91,197)
Nintendo Co. Ltd. (Japan)	(1,100)	(106,333)
OmniVision Technologies, Inc.*	(18,300)	(282,003)
RealPage, Inc.*	(9,060)	(196,240)
Salesforce.com, Inc.*	(786)	(133,007)
Seagate Technology., PLC*	(8,550)	(274,968)
Silicon Graphics International Corp.*	(28,520)	(429,226)
SunPower Corp.*	(21,700)	(254,758)

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	(8,400)	$(153,300)
Trina Solar Ltd. - Sponsored ADR*	(50,000)	(200,000)
United Microelectronics Corp. - Sponsored ADR	(49,000)	(90,650)

		(3,877,494)

REAL ESTATE INVESTMENT TRUSTS—(10.0)%
Acadia Realty Trust	(7,467)	(201,012)
Ashford Hospitality Trust, Inc.	(20,700)	(243,639)
AvalonBay Communities, Inc.	(2,330)	(290,854)
Boardwalk Real Estate Investment Trust (Canada)	(1,950)	(122,228)
Cofinimmo (Belgium)	(1,300)	(153,938)
Commonwealth REIT	(1,550)	(39,137)
CubeSmart	(29,150)	(429,671)
DCT Industrial Trust, Inc.	(24,600)	(178,596)
EastGroup Properties, Inc.	(9,206)	(522,993)
Essex Property Trust, Inc.	(2,750)	(409,722)
Getty Realty Corp.	(10,550)	(209,734)
Glimcher Realty Trust	(31,850)	(358,631)
HCP, Inc.	(350)	(17,108)
Kimco Realty Corp.	(28,450)	(619,357)
Mack-Cali Realty Corp.	(11,750)	(333,465)
Medical Properties Trust, Inc.	(18,800)	(272,976)
National Health Investors, Inc.	(3,300)	(213,840)
Pebblebrook Hotel Trust	(15,000)	(358,650)
Plum Creek Timber Co., Inc.	(2,258)	(109,513)
Post Properties, Inc.	(4,000)	(190,960)
Prologis, Inc.	(10,950)	(426,393)
RAIT Financial Trust	(24,900)	(180,276)
Realty Income Corp.	(5,500)	(251,075)
Retail Properties of America, Inc., Class A	(3,100)	(45,880)
Sabra Health Care REIT, Inc.	(17,350)	(458,561)
SL Green Realty Corp.	(8,410)	(686,424)
Vornado Realty Trust	(1,750)	(140,368)

		(7,465,001)

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
TELECOMMUNICATION SERVICES—(1.1)%
AT&T, Inc.	(4,585)	$(164,647)
Deutsche Telekom AG, Registered Shares (Germany)	(28,000)	(300,742)
France Telecom SA (France)	(12,400)	(120,105)
Iliad SA (France)	(1,100)	(210,533)
Iridium Communications, Inc.*	(12,000)	(73,320)

		(869,347)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $20,422,329)		(21,866,058)

EXCHANGE TRADED FUNDS SOLD SHORT — (7.0)%
EQUITY—(7.0)%
iShares Dow Jones U.S. Home Construction Index Fund	(11,000)	(247,390)
iShares Russell 2000 Index Fund	(55,066)	(4,981,270)

		(5,228,660)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $4,332,157)		(5,228,660)

TOTAL SECURITIES SOLD SHORT (Proceeds $24,754,486)		(27,094,718)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.5)%
CALL OPTIONS WRITTEN—(0.4)%
iShares Russell 2000 Index Fund Expires 04/20/13 Strike Price $93	(440)	(36,520)
Manitowoc Co., Inc. (The) Expires 03/16/13 Strike Price $19	(90)	(3,150)

	NUMBER OF CONTRACTS	VALUE
CALL OPTIONS WRITTEN—(CONTINUED)
Melco Crown Entertainment, Ltd. Expires 04/20/13 Strike Price $21	(76)	$(4,940)
Micron Technology, Inc. Expires 04/20/13 Strike Price $8	(230)	(17,250)
Micron Technology, Inc. Expires 04/20/13 Strike Price $9	(460)	(11,960)
SPDR S&P 500 ETF Trust Expires 03/16/13 Strike Price $152	(260)	(33,800)
SPDR S&P 500 ETF Trust Expires 03/28/13 Strike Price $154	(100)	(8,000)
Tesla Motors, Inc. Expires 03/16/13 Strike Price $30	(52)	(26,520)
Tesla Motors, Inc. Expires 03/16/13 Strike Price $35	(52)	(4,940)
United Rentals, Inc. Expires 04/20/13 Strike Price $55	(46)	(11,730)
Whirlpool Corp. Expires 04/20/13 Strike Price $120	(48)	(9,696)
Zillow, Inc., Class A Expires 05/18/13 Strike Price $30	(55)	(69,850)
Zillow, Inc., Class A Expires 05/18/13 Strike Price $35	(70)	(59,150)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $184,970)		(297,506)

PUT OPTIONS WRITTEN—(0.1)%
iShares Russell 2000 Index Fund Expires 04/20/13 Strike Price $84	(250)	(18,500)

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2013

(UNAUDITED)

NUMBER OF CONTRACTS		VALUE
PUT OPTIONS WRITTEN—(CONTINUED)
iShares Russell 2000 Index Fund Expires 06/28/13 Strike Price $77	(780)	$(56,940)
Manitowoc Co., Inc. (The) Expires 03/16/13 Strike Price $18	(136)	(4,420)
MGM Resorts International Expires 05/18/13 Strike Price $11	(90)	(2,520)
SPDR S&P 500 ETF Trust Expires 03/16/13 Strike Price $146	(260)	(13,000)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $87,806)		(95,380)

TOTAL WRITTEN OPTIONS — (0.5)% (Premiums Received $272,776)		(392,886)

OTHER ASSETS IN EXCESS OF LIABILITIES — 56.1%		42,067,383

NET ASSETS — 100.0%		$74,928,825

* Non-income producing.

†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Δ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2013, fair valued positions amounted to $450,595 or 0.6% of net assets.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2013, these securities amounted to $608,370 or 0.8% of net assets. Unless otherwise noted, these 144A securities have not been deemed illiquid.
#	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at February 28, 2013.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange-traded Fund
GDR	Global Depositary Receipt
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2013

(UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS OUSTANDING AS OF FEBRUARY 28, 2013 WERE AS FOLLOWS:
CONTRACTS TO BUY OR TO SELL	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACTS	EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
Sell	CAD	CAD 666,400	03/13	Goldman Sachs	$14,497
Buy	EUR	EUR 518,103	03/13	Goldman Sachs	(16,956)
Buy	GBP	GBP 400,000	03/13	Goldman Sachs	(10,598)
Sell	GBP	GBP 2,208,270	03/13	Goldman Sachs	136,745
Buy	JPY	JPY 21,332,502	03/13	Goldman Sachs	(4,224)

					$119,464

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2013

(UNAUDITED)

ASSETS
Investments, at value (cost $53,426,280)	$60,349,046
Cash	21,527,355
Deposits held with prime broker for securities sold short and written options	26,997,143
Foreign currency deposits held with prime broker for securities sold short and written options(cost $1,072,728)	1,030,777
Receivables for:
Investments sold	2,348,831
Capital shares sold	749,577
Dividends and interest	110,714
Forward foreign currency contracts appreciation	151,242
Prepaid expenses and other assets	23,765

Total assets	113,288,450

LIABILITIES
Securities sold short, at value (proceeds $24,754,486)	27,094,718
Options written, at value (premiums received $272,776)	392,886
Payables for:
Investments purchased	2,252,112
Capital shares redeemed	34,477
Investment advisory fees	135,779
Directors’ and officers’ fees	438
Dividends on securities sold short	14,627
Due to prime broker	8,265,655
Forward foreign currency contracts depreciation	31,778
Other accrued expenses and liabilities	137,155

Total liabilities	38,359,625

Net Assets	$74,928,825

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

FEBRUARY 28, 2013

(UNAUDITED)

NET ASSETS CONSIST OF
Par value	$7,186
Paid-in capital	72,179,291
Accumulated net investment loss	(2,215,929)
Accumulated net realized gain from investments, securities sold short, foreign currency transactions, forward currency contracts, futures transactions and written options	418,288
Net unrealized appreciation on investments, securities sold short, futures transactions, foreign currency translations, forward currency contracts and written options	4,539,989

Net assets	$74,928,825

I SHARES
Net assets	$74,928,825

Shares outstanding ($ 0.001 par value, 100,000,000 shares authorized)	7,186,028

Net asset value, offering and redemption price per share	$10.43

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2013

(UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $ 15,190)	$384,357
Interest	95,563

Total investment income	479,920

EXPENSES
Advisory fees (Note 2)	924,564
Dividend expense on securities sold short	303,610
Prime broker interest expense	146,999
Administration and accounting fees (Note 2)	69,703
Transfer agent fees (Note 2)	43,214
Custodian fees (Note 2)	27,665
Audit fees.	22,356
Legal fees	20,034
Printing and shareholder reporting fees	16,586
Registration and filing fees	13,087
Directors’ and officers’ fees	12,655
Insurance fees	4,377
Other expenses	3,435

Total expenses before waivers and reimbursements	1,608,285
Less: waivers and reimbursements (Note 2)	(165,870)

Net expenses after waivers and reimbursements.	1,442,415

Net investment loss	(962,495)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	2,837,347
Securities sold short	(1,810,562)
Futures	(64,690)
Foreign currency transactions	3,877
Forward currency contracts	12,494
Written options	54,934
Net change in unrealized appreciation/(depreciation) on:
Investments	3,593,553
Securities sold short	(1,127,414)
Futures	49,765
Foreign currency translation.	(49,893)
Forward currency contracts	120,247
Written options	(138,851)

Net realized and unrealized gain from investments	3,480,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,518,312

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(962,495)	$(1,905,303)
Net realized gain from investments, securities sold short, futures transactions, foreign currency transactions, forward currency contracts and written options	1,033,400	459,494
Net change in unrealized appreciation on investments, securities sold short, futures transactions, foreign currency translation, forward currency contracts and written options	2,447,407	2,147,258

Net increase in net assets resulting from operations	2,518,312	701,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain	(153,211)	—

Total distributions	(153,211)	—

CAPITAL TRANSACTIONS:
I Shares
Proceeds from shares sold	17,135,997	29,018,574
Proceeds from reinvestment of distributions	149,176	—
Shares redeemed	(9,010,695)	(16,665,146)

Net increase in net assets from capital share transactions	8,274,478	12,353,428

Total increase in net assets	10,639,579	13,054,877

NET ASSETS
Beginning of period	64,289,246	51,234,369

End of period	$74,928,825	$64,289,246

Accumulated net investment loss, end of period	$(2,215,929)	$(1,253,434)

SHARE TRANSACTIONS:
I Shares
Shares sold	1,659,997	2,928,197
Shares reinvested	14,497	—
Shares redeemed	(879,561)	(1,681,163)

Net increase in shares	794,933	1,247,034

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013

(UNAUDITED)

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets from operations	$2,518,312
ADJUSTMENTS TO RECONCILE NET INVESTMENT LOSS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Purchases of investments securities	(61,031,481)
Proceeds from disposition of long-term investments securities	61,232,796
Purchases to cover short sales	(30,094,777)
Proceeds from short sales	34,011,021
Net cost of purchased options	(1,114,577)
Proceeds from written options	1,227,600
Cost of closed and exercised options	(976,405)
Net amortization/(accretion) of premium/(discount)	4,186
Net realized gain on investments and investments sold short	(1,026,785)
Net unrealized appreciation, investments, investments sold short, futures, forward currency contracts and written options	(2,497,300)
Increase in deposits with brokers for securities sold short	(7,872,687)
Increase in dividend and interest receivable	(27,945)
Decrease in prepaid expenses and other assets	4,936
Decrease in due to custodian	(19,040)
Decrease in variation margin payable	(9,640)
Decrease in dividends on securities sold short	(1,252)
Increase in payable to investment advisor	18,142
Increase in accrued expenses	17,349

Net cash used in operating activities	(5,637,547)

CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in due to prime broker payable	5,612,009
Net proceeds from fundshare activity	7,396,320
Distributions paid from realized capital gains	(4,035)

Net cash provided by financing activities	13,004,294

Net increase in cash and foreign currency	7,366,747
CASH:
Cash and foreign currency at beginning of the year	$15,191,385

Cash and foreign currency at end of the period	$22,558,132

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense	$146,879

The accompanying notes are an integral part of the financial statements.

S1 FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2012	FOR THE PERIOD ENDED AUGUST 31, 2011(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.06		$9.96	$10.00

Net investment loss(2)	(0.15)		(0.32)	(0.29)
Net realized and unrealized gain from investments	0.54		0.42	0.25	(3)

Total from operations	0.39		0.10	(0.04)

Distributions to shareholders from:
From net realized capital gains	(0.02)		—	—

Total Distributions	(0.02)		—	—

Net asset value, end of period	$10.43		$10.06	$9.96

Total investment return(4)	3.92	%(5)	1.00%	(0.40	)%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$74,929		$64,289	$51,234
Ratio of expenses to average net assets with waivers and reimbursements (including dividend and interest expense)	4.29	%(6)	4.42%	4.06	%(6)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.95	%(6)	2.95%	2.95	%(6)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend and interest expense)	4.78	%(6)	5.24%	6.39	%(6)
Ratio of net investment loss to average net assets	(2.86	)%(6)	(3.24)%	(3.16	)%(6)
Portfolio turnover rate	103.75	%(5)	249.27%	440.88	%(5)

(1)	The Fund commenced investment operations on September 30, 2010.
(2)	Calculated based on average shares outstanding for the period.
(3)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into seventeen separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the S1 Fund (the “Fund”), which commenced investment operations on September 30, 2010. As of the date hereof, the Fund offers two classes of shares, I Shares and R Shares. As of February 28, 2013, Class R Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 80.573 billion shares are currently classified into one hundred and forty-two classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	TOTAL FAIR VALUE AT FEBRUATY 28, 2013	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks
Consumer Discretionary	$13,347,721	$13,347,721	$—	$—
Consumer Staples	1,855,606	1,855,606	—	—
Energy	1,418,028	1,418,028	—	—
Financials	7,732,463	7,732,463	—	—
Health Care	2,590,609	2,222,134	—	368,475
Industrials	3,818,079	3,818,079	—	—
Information Technology	7,433,053	7,433,053	—	—
Materials	1,946,854	1,946,854	—	—
Real Estate Investment Trusts	9,380,890	9,298,770	82,120	—
Telecommunication Services	2,261,080	2,261,080	—	—
Exchange Traded Funds	1,332,546	1,332,546	—	—
Corporate Bonds	730,250	—	730,250	—
Foreign Government Note	10,196	—	10,196	—
U.S. Treasury Note	107,000	—	107,000	—
U.S. Government Agency	6,004,016	—	6,004,016	—
Asset Derivatives
Equity Contracts	368,155	—	368,155	—
Foreign Currency Contracts	163,742	—	163,742	—
Total Assets	$60,500,288	$52,666,334	$7,465,479	$368,475

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

	TOTAL FAIR VALUE AT FEBRUARY 28, 2013	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks Sold Short
Communications	$(170,951)	$(170,951)	$—	$—
Consumer Discretionary	(3,877,939)	(3,877,939)	—	—
Consumer Staples	(575,993)	(575,993)	—	—
Financials	(3,414,319)	(3,414,319)	—	—
Health Care	(580,545)	(580,545)	—	—
Industrials	(1,034,469)	(1,034,469)	—	—
Information Technology	(3,877,494)	(3,877,494)	—	—
Real Estate Investment Trusts	(7,465,001)	(7,465,001)	—	—
Telecommunication Services	(869,347)	(869,347)	—	—
Exchange Traded Funds	(5,228,660)	(5,228,660)	—	—
Liability Derivatives
Equity Contracts	(392,886)	—	(392,886)	—
Foreign Currency Contracts	(31,778)	—	(31,778)	—
Total Liabilities	$(27,519,382)	$(27,094,718)	$(424,664)	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended February 28, 2013, the Fund had no significant transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following tables provide quantitative disclosures about fair value amounts of and gains and losses on the Fund’s derivative instruments as of February 28, 2013.

The following table lists the fair values of the Fund’s derivative holdings as of February 28, 2013 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	BALANCE SHEET LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
Asset Derivatives
Purchased Options	Investments, at value	$368,155	$—	$12,500	$—	$380,655
Forward Contracts	Foreign currency contract appreciation	—	—	151,242	—	151,242
Total Value - Assets		$368,155	$—	$163,742	$—	$531,897
Liability Derivatives
Written Options	Options written, at value	$(392,886)	$—	$—	$—	$(392,886)
Forward Contracts	Foreign currency contract depreciation	—	—	(31,778)	—	(31,778)
Total Value - Liabilities		$(392,886)	$—	$(31,778)	$—	$(424,664)

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

The following table lists the amounts of realized gains or losses included in net increase in net assets resulting from operations for the period ended February 28, 2013, grouped by contract type and risk exposure.

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) from Investments	$(835,144)	$—	$(20,538)	$—	$(855,682)
Futures Contracts	Net realized gain (loss) from Futures	—	—	(64,690)	—	(64,690)
Forward Contracts	Net realized gain (loss) from Forward Currency Contracts	—	—	12,494	—	12,494
Written Options	Net realized gain (loss) from Written Options	54,934	—	—	—	54,934
Total Realized Gain (Loss )		$(780,210)	$—	$(72,734)	$—	$(852,944)

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended February 28, 2013, grouped by contract type and risk exposure.

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
Change in appreciation (depreciation)
Purchased Options	Net change in unrealized appreciation (depreciation) from Investments	$(103,641)	$(34,896)	$(26,963)	$9,032	$(156,468)

The accompanying notes are an integral part of the financial statements.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED)(CONTINUED)

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
Futures Contracts	Net change in unrealized appreciation (depreciation) from Futures	$—	$—	$49,765	$—	$49,765
Forward Contracts	Net change in unrealized appreciation (depreciation) from Forward Currency Contracts	—	—	120,247	—	120,247
Written Options	Net change in unrealized appreciation (depreciation) from Written Options	(138,851)	—	—	—	(138,851)
Total change in appreciation (depreciation)		$(242,492)	$(34,896)	$143,049	$9,032	$(125,307)

For the period ended February 28, 2013, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	FORWARD FOREIGN CURRENCY CONTRACTS (APPRECIATION/(DEPRECIATION))	FUTURES (APPRECIATION/(DEPRECIATION))	WRITTEN OPTIONS (PROCEEDS)
$368,573	$36,598	$(16,588)	$172,525

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED)(CONTINUED)

the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not seperately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund holdings in foreign securities.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

FOREIGN SECURITIES — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

As of February 28, 2013, the Fund had options written valued at ($392,886).

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

The Fund had transactions in options written during the period ended February 28, 2013 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2012	963	$112,519
Options written	16,829	1,227,600
Options closed	(12,617)	(965,120)
Options expired	(1,080)	(90,938)
Options exercised	(600)	(11,285)

Options outstanding at February 28, 2013	3,495	$272,776

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the period ended February 28, 2013, the Fund had net charges of $127,846 on borrowed securities. Such amounts are included in prime broker interest expense on the Statement of Operations.

As of February 28, 2013, the Fund had securities sold short valued at $27,094,718 for which securities of $19,256,540 and cash deposits of $28,027,920 were pledged as collateral for securities sold short and written options. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs & Co. (“Goldman Sachs”) (the Fund’s prime broker), the Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

The Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the period ended February 28, 2013:

DAYS UTILIZED	AVERAGE DAILY BORROWINGS		WEIGHTED AVERAGE INTEREST RATE
136	AUD	83,716	3.78%
6	CAD	249,636	1.57%
131	EUR	146,746	0.59%
43	GBP	110,451	1.00%
136	HKD	748,992	0.65%
123	JPY	2,497,987	0.63%
71	MXN	2,669,508	4.63%
181	USD	4,404,350	0.70%

As of February 28, 2013, the Fund had borrowings of $8,265,655. Interest expense on cash borrowings for the period ended February 28, 2013 totaled $146,999.

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of February 28, 2013, the Fund had no futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Simple Alternatives, LLC (“Simple Alternatives” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 2.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in a aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceed 2.95% of the average daily net assets of the Fund’s I Shares and 3.20% of the average daily net assets of the Fund’s R Shares, respectively. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated prior to December 31, 2014 without approval by the Company’s Board of Directors. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s total annual Fund operating expenses for that year are less than 2.95% or 3.20%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations. For the period ended February 28, 2013, investment advisory fees accrued and waived were $924,564 and $165,870, respectively. At February 28, 2013, the amount of potential recovery by the Advisor was as follows:

EXPIRATION
2014	2015	2016
$313,683	$472,047	$165,870

Simple Alternatives has currently retained the services of Roaring Blue Lion Capital Management, LLC; Courage Capital Management, LLC; Lauren Templeton Capital Management, LLC; Maerisland Capital, LLC ; and Starwood Real Estate Securities, LLC as sub-advisers (each a “Sub-Adviser”) of the Fund. Pursuant to sub-advisory agreements between the Adviser and each Sub-Adviser, each Sub-Adviser manages the investment and reinvestment of the portion of the Fund’s portfolio allocated to it by the Adviser. The Fund is not required to invest with any minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser. The Sub-Advisers are compensated by the Adviser and not by the Fund.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets subject to certain minimum monthly fees and may receive out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the period ended February 28, 2013 was $6,072. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. INVESTMENT IN SECURITIES

For the period ended February 28, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	PURCHASES	SALES
Investments in Non-U.S. Government Securities	$62,143,657	$60,368,941
Investments in U.S. Government Securities	—	2,000,000

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONTINUED)

following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2013, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$53,426,280	$7,911,497	$(988,731)	$6,922,766

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
$—	$—	$1,607,639	$(1,245,488)	$15,097

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

There were no dividends or distributions paid during the fiscal year ended August 31, 2012. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2012.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED) (CONCLUDED)

permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre- enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was August 31, 2012.

As of August 31, 2012, the Fund had no pre- or post-enactment capital loss carryforwards.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

S1 FUND

OTHER INFORMATION

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 882-1226 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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Investment Adviser

Simple Alternatives, LLC

90 Grove Street

Suite 205

Ridgefield, CT 06877

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

S1 FUND

of THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2013

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

THE SCHNEIDER FUNDS

Semi-Annual Investment Adviser’s Report

February 28, 2013

(Unaudited)

Fellow Shareholder:

The semi-annual report for the Schneider Funds covers the six months ended February 28, 2013.

Investment Review

During the six-month period, the broad market Russell 3000 Index rose 13.26%. The economy demonstrated continuing signs of expansion, most notably in the housing, banking and auto sectors. The announced continuation of the Fed’s bond buying program that injects $1 trillion of liquidity annually into the market provides further support for the slowly expanding economy. The slowdown in China’s economy appears to have waned, resting at a still-robust 7.5% expected growth rate for 2013 which should provide support for many other economies and markets. Across the Atlantic, the European Union appears to be finding success in addressing the sovereign debt issues of its weaker members.

The Small Cap Value Fund returned 22.81% for the six-month period ended February 28, 2013 (see table on page 3). We are pleased to report that the Small Cap Value Fund was recently ranked the #1 small cap value fund by the Wall Street Journal for all of 2012. (Based on 1-year total return as of 12/31/2012 among 293 Small-Cap Value Equity Funds. See footnote disclosure below.)

The Value Fund posted a 14.12% return during the same period (see table on page 4).

The expected return potential for our holdings in both Funds remains at elevated levels versus the long-term average and we continue our view that the financial services sector and housing industry are areas of the market that possess tremendous opportunity.

Banks are realizing improved operating and financial results as expense reductions positively impact earnings and credit losses continue to decline. The majority of the banking stocks we hold are over-capitalized, which provides the opportunity for dividend increases and/or share repurchases.

We increased exposure to the property and casualty (P&C) insurance industry during the period. We believe that P&C pricing is exiting a cyclical bottom and is poised for an extended rebound from very depressed levels. With rate increases exceeding claims trends, the companies we own should see improved earnings and increased capital levels which we expect will generate renewed interest from investors.

We believe that the housing industry recovery will continue. Rising demand is being met with a limited supply of new and existing homes for sale. We expect new supply will stay constrained until land developers rebuild the depleted lot inventory. Investors are also purchasing homes to convert to rentals in many markets, further eroding supply. Home price appreciation exceeded consensus expectations in 2012 and the momentum should continue based on the supply/demand picture and low mortgage rates driving very favorable affordability. Our homebuilder stocks have delivered solid performance but there remains a long runway for continued volumetric and margin improvement.

We maintain a positive view on the coal industry as rising natural gas prices, signs of a nascent gas production decline, and the return to normal storage levels have all but eliminated the near term threat of utility switching from coal produced in the low cost Powder River Basin to natural gas. In addition, demand for U.S. coal is projected to increase 7% in 2013. Coal companies have made the prudent business decisions to lower or cancel capital expenditures programs which should help them strengthen their balance sheets.

Outlook

The US equity market continues to climb the “wall-of-worry” while individual investors shun stocks. The long-discussed “Great Rotation” from fixed income to equities in the US market has yet to commence as bond funds inflows continue to exceed those of equity funds, and cash holdings continue to grow.

With the world awash in liquidity, the support for equities remains in place. The slowly improving US economy, the apparent stabilization of the Euro economies, and the still-vibrant economic growth in China should create an environment where stocks may continue to generate positive returns.

1

THE SCHNEIDER FUNDS

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2013

(Unaudited)

Within the US market, there are signs that economic expansion can continue through 2013 and beyond. These signs include:

•	The housing market continues to improve as demand increases, inventories of existing homes decline and home prices have risen year-over-year, increasing consumer wealth.
•

The banking industry continues to improve earnings and better manage its expenses, and capital levels are generally well above required levels which may provide the opportunity for dividend increases or share repurchases.

•	Unemployment is declining, albeit slowly.

On the global stage, there is a delicate balance between the rewards and risks of various economic situations:

•

In Japan, the new government is aggressively looking to use monetary policy to break the decades-long deflationary cycle. This program has boosted equity returns in the short term and interest rates remain low, but there is considerable risk to their deficits if interest rates rise.

•

While the weaker economies within the Eurozone have shown some economic improvement and have seen their labor costs decline, their strong dependence on the EU to provide continuing financial support is a constant concern for investors.

•	Within the US, the continuation of Fed-manufactured low interest rate environment raises the question of how to exit this program without forcing interest rates and inflation to spike.

There is a sense that investors’ preoccupation with Washington is waning, and with it some of the fear that has kept investors from acting. With the passage of the continuing resolution to fund the US government through September 2013, there are signs that there may be room for negotiations and compromise regarding the troublesome budget deficit and high government spending. Any positive moves by the government to address these long-term issues will be received enthusiastically and may be the catalyst to entice many sideline-sitting equity investors to return to the market.

We expect the US economy to continue to grow in 2013, but initially at a subdued pace. It is important to note that in general our holdings continue to have very attractive valuations and improving business fundamentals, which we believe will help us better weather the investment landscape in 2013. As we look forward, we see improvements across wide parts of the economy, and we believe that growth can begin to accelerate as we move through 2013.

Thank you for your interest and the confidence you have placed in us.

Arnold C. Schneider III, CFA

Portfolio Manager

Schneider Capital Management

Footnote Disclosure: The Wall Street Journal ranked the Schneider Small Cap Value Fund first among 293 Small-Cap Value Equity Funds based on 1-year total return (not including sales charges) as of December 31, 2012, using data supplied by Lipper. The Wall Street Journal updates its rankings quarterly. Past performance does not guarantee future results.

2

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Performance Data

February 28, 2013 (Unaudited)

Total Returns for the Periods Ended February 28, 2013
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Small Cap Value	22.81%	23.04%	3.94%	13.99%	14.93%
Russell 2000® Value Index	14.56%	16.89%	6.74%	10.96%	9.32%
* Not annualized ** Inception date 9/2/98

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2013, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.52% and 1.15%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

3

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Performance Data

February 28, 2013 (Unaudited)

Total Returns for the Periods Ended February 28, 2013
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Value	14.12%	9.58%	-5.02%	7.10%	7.38%
Russell 1000® Value Index	13.15%	17.63%	3.88%	8.77%	8.79%
* Not annualized ** Inception date 9/30/02

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2013, to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 0.90%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.28% and 0.90%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 90 days are subject to a 1.00% redemption fee.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

4

THE SCHNEIDER FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six months from September 1, 2012 through February 28, 2013, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Schneider Small Cap Value Fund
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,228.10	$6.35
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76

	Schneider Value Fund
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,141.20	$4.78
Hypothetical (5% return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to an annualized six-month expense ratio of 1.15% for the Schneider Small Cap Value Fund and 0.90% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 22.81% for the Schneider Small Cap Value Fund and 14.12% for the Schneider Value Fund.

5

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 28, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Banks	14.4%	$10,413,321
Home Builders	9.9	7,163,064
Coal	8.5	6,145,293
Insurance	6.2	4,451,221
Real Estate Investment Trusts	5.2	3,747,165
Oil & Gas	4.3	3,118,824
Semiconductors	4.3	3,078,280
Savings & Loans	4.2	3,027,061
Healthcare — Services	4.2	3,014,840
Commercial Services	4.0	2,882,434
Office Products	2.7	1,944,993
Real Estate	2.6	1,913,699
Telecommunications	2.6	1,853,055
Retail	2.2	1,588,568
Mining	1.8	1,316,484
Software	1.6	1,171,127
Industrial	1.5	1,060,900
Chemicals	1.4	1,031,823
Internet	1.4	1,013,953
Auto Manufacturers	1.4	1,000,028
Miscellaneous Manfacturing	1.0	723,504
Apparel	0.9	670,481
Machinery — Diversified	0.7	512,086
Electronics	0.7	489,530
Household Durables	0.7	472,527
Diversified Financial Services	0.6	453,493
Airlines	0.6	451,920
Computers	0.6	438,028
Auto Parts	0.4	327,169
Food	0.4	297,024
Aerospace & Defense	0.2	146,095
Securities Lending Collateral	16.3	11,746,233
Corporate Bonds	1.8	1,316,953
Exchange Traded Fund	1.2	863,045
Liabilities In Excess of Other Assets	(10.5)	(7,591,651)

NET ASSETS	100.0%	$72,252,570

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

February 28, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Banks	27.3%	$8,828,289
Oil & Gas	12.8	4,136,507
Insurance	12.5	4,028,402
Home Builders	10.5	3,388,673
Coal	8.7	2,798,635
Lodging	4.4	1,426,363
Health Care — Services	3.6	1,148,305
Automobile Manufacturers	2.7	864,730
Electric	2.2	701,221
Leisure Time	2.0	633,666
Automobile Parts & Equipment	1.6	533,797
Computers	1.4	450,529
Aerospace & Defense	1.3	409,493
Airlines	1.2	397,931
Semiconductors	1.0	332,838
Commercial Services	1.0	320,175
Telecommunications	0.7	234,980
Electronics	0.1	35,487
Securities Lending Collateral	12.1	3,922,281
Exchange Traded Fund	0.8	250,912
Liabilities In Excess of Other Assets	(7.9)	(2,556,716)

NET ASSETS	100.0%	$32,286,498

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 28, 2013

(Unaudited)

	Shares	Value

COMMON STOCKS — 91.2%
Aerospace & Defense — 0.2%
AAR Corp.	8,315	$146,095

Airlines — 0.6%
US Airways Group, Inc. * (a)	33,650	451,920

Apparel — 0.9%
Barry (R.G.) Corp.	54,334	670,481

Auto Manufacturers — 1.4%
Navistar International Corp. * (a)	40,275	1,000,028

Auto Parts — 0.4%
Modine Manufacturing Co. *	39,705	327,169

Banks — 14.4%
First BanCorp/Puerto Rico * (a)	229,379	1,254,703
First Horizon National Corp.	345,620	3,673,941
MainSource Financial Group, Inc.	103,343	1,446,802
Popular Inc. *	1	14
Regions Financial Corp.	527,825	4,037,861

		10,413,321

Chemicals — 1.4%
Ferro Corp. *	201,135	1,031,823

Coal — 8.5%
Arch Coal, Inc. (a)	691,254	3,615,258
Cloud Peak Energy, Inc. *	147,610	2,530,035

		6,145,293

Commercial Services — 4.0%
Aegean Marine Petroleum Network, Inc.	127,420	829,504
Hudson Global Inc *	355,425	1,307,964
Insperity, Inc.	17,276	489,775
Monster Worldwide, Inc. * (a)	49,842	255,191

		2,882,434

Computers — 0.6%
Xyratex Ltd. (a)	47,457	438,028

Diversified Financial Services — 0.6%
Doral Financial Corp. *	796,301	453,493

Electronics — 0.7%
Kemet Corp. *	52,520	339,804
Pulse Electronics, Inc. *	385,893	149,726

		489,530

	Shares	Value

Food — 0.4%
Sanderson Farms, Inc.	5,855	$297,024

Healthcare - Services — 4.2%
Emeritus Corp. *	61,046	1,739,200
Five Star Quality Care, Inc. *	201,205	1,275,640

		3,014,840

Home Builders — 9.9%
M/ I Homes, Inc. * (a)	22,305	510,785
Meritage Homes Corp. *	91,290	3,696,332
NVR, Inc. *	2,929	2,955,947

		7,163,064

Household Durables — 0.7%
Standard Pacific Corp. * (a)	58,050	472,527

Industrial — 1.5%
FreightCar America, Inc.	50,447	1,060,900

Insurance — 6.2%
Aspen Insurance Holdings, Ltd.	80,840	2,898,922
Assured Guaranty, Ltd.	40,145	749,507
Employers Holdings, Inc.	38,210	802,792

		4,451,221

Internet — 1.4%
ICG Group, Inc. *	34,220	445,887
ModusLink Global Solutions, Inc. *	197,245	568,066

		1,013,953

Machinery - Diversified — 0.7%
Flow International Corp. *	26,317	97,636
Intevac, Inc. *	86,705	414,450

		512,086

Mining — 1.8%
Alumina Ltd. SP ADR	128,859	632,698
Golden Star Resources Ltd. *	30,780	48,632
Thompson Creek Metals Co., Inc. * (a)	186,810	635,154

		1,316,484

Miscellaneous Manfacturing — 1.0%
Orbotech, Ltd. *	75,365	723,504

Office Products — 2.7%
OfficeMax, Inc.	162,489	1,944,993

Oil & Gas — 4.3%
Willbros Group, Inc *	217,877	1,470,670
WPX Energy, Inc. *	116,149	1,648,154

		3,118,824

The accompanying notes are an integral part of the financial statements.

8

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Continued)

February 28, 2013

(Unaudited)

	Shares	Value

Real Estate — 2.6%
Forestar Group, Inc. *	65,543	$1,141,759
Thomas Properties Group, Inc.	148,165	771,940

		1,913,699

Real Estate Investment Trusts — 5.2%
NorthStar Realty Finance Corp. (a)	206,305	1,846,430
Redwood Trust, Inc.	38,810	786,291
Strategic Hotels & Resorts, Inc. *	153,083	1,114,444

		3,747,165

Retail — 2.2%
MarineMax, Inc. *	118,206	1,530,768
Wet Seal Inc./The Class A *	19,660	57,800

		1,588,568

Savings & Loans — 4.2%
First Financial Holdings, Inc.	19,704	393,292
Flagstar Bancorp, Inc. * (a)	193,802	2,633,769

		3,027,061

Semiconductors — 4.3%
ATMI, Inc. *	37,444	820,024
Axcelis Technologies, Inc. *	523,478	596,765
International Rectifier Corp. *	5,930	124,649
Magnachip Semiconductor Corp. *	50,535	795,926
MEMC Electronic Materials, Inc. *	149,680	740,916

		3,078,280

Software — 1.6%
Take-Two Interactive Software, Inc. *	79,995	1,171,127

Telecommunications — 2.6%
Aviat Networks, Inc. *	520,521	1,853,055

TOTAL COMMON STOCKS (Cost $50,119,410)		65,917,990

	Par (000)

CORPORATE BONDS — 1.8%
LandAmerica Financial Group, Inc. CONV ‡ 3.25%, 05/15/34	$59	8,554
Northstar Realty Finance Corp. ^ CONV 7.50%, 03/15/31	358	532,749
Pulse Electronics Corp. CONV 7.00%, 12/15/14	172	119,755

	Par (000)	Value
RAIT Financial Trust CONV 7.00%, 04/01/31	$563	$655,895

TOTAL CORPORATE BONDS (Cost $1,057,818)		1,316,953

	Shares
EXCHANGE TRADED FUND — 1.2%
Finance — 1.2%
iShares Russell 2000 Value Index Fund (a)	10,672	863,045

TOTAL EXCHANGE TRADED FUND (Cost $856,945)		863,045

SECURITIES LENDING COLLATERAL — 16.3%
BlackRock Liquidity Fund	11,746,233	11,746,233

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,746,233)		11,746,233

TOTAL INVESTMENTS — 110.5% (Cost $63,780,406)		79,844,221

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%		(7,591,651)

NET ASSETS — 100.0%		$72,252,570

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2013, the market value of securities on loan was $11,124,332.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of February 28, 2013, this holding amounted to $8,554 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2013, this security amounted to $532,749 or 0.7% of net assets.
CONV	Convertible
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

9

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

February 28, 2013

(Unaudited)

	Shares	Value

COMMON STOCKS — 95.0%
Aerospace & Defense — 1.3%
Boeing Co. (The)	5,325	$409,493

Airlines — 1.2%
US Airways Group, Inc. *	29,630	397,931

Automobile Manufacturers — 2.7%
Navistar International Corp. *(a)	34,826	864,730

Automobile Parts & Equipment — 1.6%
Magna International, Inc.	10,030	533,797

Banks — 27.3%
Bank of America Corp.	96,550	1,084,257
Citigroup, Inc.	40,124	1,684,004
Huntington Bancshares, Inc.	48,305	339,584
JPMorgan Chase & Co.	37,545	1,836,701
KeyCorp	38,180	358,510
PNC Financial Services Group, Inc.	4,835	301,656
Regions Financial Corp.	114,700	877,455
SunTrust Banks, Inc.	78,004	2,152,130
Wells Fargo & Co.	5,530	193,992

		8,828,289

Coal — 8.7%
Arch Coal, Inc. (a)	212,725	1,112,552
Consol Energy, Inc.	10,300	331,145
Peabody Energy Corp.	62,845	1,354,938

		2,798,635

Commercial Services — 1.0%
Aegean Marine Petroleum Network, Inc.	49,182	320,175

Computers — 1.4%
Dell, Inc.	32,296	450,529

Electric — 2.2%
FirstEnergy Corp.	4,021	158,749
NRG Energy, Inc.	22,603	542,472

		701,221

Electronics — 0.1%
Avnet, Inc. *	1,005	35,487

Health Care - Services — 3.6%
Brookdale Senior Living, Inc. *	41,485	1,148,305

	Shares	Value

Home Builders — 10.5%
Meritage Homes Corp. *	12,380	$501,266
NVR, Inc. *	1,078	1,087,918
Toll Brothers, Inc. *	52,740	1,799,489

		3,388,673

Insurance — 12.5%
ACE Ltd.	15,115	1,290,669
Allstate Corp., (The)	21,290	979,766
Assured Guaranty, Ltd.	40,881	763,248
Axis Capital Holdings, Ltd.	9,825	400,172
Genworth Financial, Inc., Class A *	31,545	269,394
WR Berkley Corp.	7,835	325,153

		4,028,402

Leisure Time — 2.0%
Carnival Corp.	17,715	633,666

Lodging — 4.4%
Marriott International, Inc., Class A	29,445	1,161,605
Orient-Express Hotels, Ltd., Class A *	25,630	264,758

		1,426,363

Oil & Gas — 12.8%
Chesapeake Energy Corp. (a)	88,271	1,779,543
Devon Energy Corp.	14,740	799,792
Weatherford International, Ltd. *	66,390	788,713
WPX Energy, Inc. *	54,155	768,459

		4,136,507

Semiconductors — 1.0%
MEMC Electronic Materials, Inc. *	67,240	332,838

Telecommunications — 0.7%
Cisco Systems, Inc.	11,270	234,980

TOTAL COMMON STOCKS (Cost $24,978,881)		30,670,021

EXCHANGE TRADED FUND — 0.8%
Finance — 0.8%
iShares Russell 1000 Value Index Fund	3,200	250,912

TOTAL EXCHANGE TRADED FUND (Cost $236,070)		250,912

The accompanying notes are an integral part of the financial statements.

10

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments (Concluded)

February 28, 2013

(Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL — 12.1%
BlackRock Liquidity Fund	3,922,281	$3,922,281

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,922,281)		3,922,281

TOTAL INVESTMENTS — 107.9% (Cost $29,137,232)		34,843,214

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(2,556,716)

NET ASSETS — 100.0%		$32,286,498

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2013, market value of securities on loan was $3,756,825.

The accompanying notes are an integral part of the financial statements.

11

THE SCHNEIDER FUNDS

Statements of Assets & Liabilities

February 28, 2013

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund
ASSETS
Investments, at value †^	$79,844,221	$34,843,214
Cash and cash equivalents	4,611,896	1,476,538
Receivables
Investments sold	1,263,173	73,380
Dividends and interest	114,247	35,516
Prepaid expenses and other assets	23,853	15,228

Total assets	85,857,390	36,443,876

LIABILITIES
Payables
Securities lending collateral	11,746,233	3,922,281
Investments purchased	1,633,105	124,819
Capital shares redeemed	113,981	46,094
Investment adviser	37,878	933
Other accrued expenses and liabilities	73,623	63,251

Total liabilities	13,604,820	4,157,378

Net Assets	$72,252,570	$32,286,498

NET ASSETS CONSIST OF
Par value	$3,656	$2,239
Paid-in capital	57,556,450	161,865,465
Undistributed/accumulated net investment income/(loss)	(423,904)	84,935
Accumulated net realized loss from investments	(947,447)	(135,372,123)
Net unrealized appreciation on investments	16,063,815	5,705,982

Net Assets	$72,252,570	$32,286,498

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,655,618	2,239,231

Net asset value, offering and redemption price per share	$19.76	$14.42

† Investment in securities, at cost	$63,780,406	$29,137,232

^ Includes market value of securities on loan	$11,124,332	$3,756,825

The accompanying notes are an integral part of the financial statements.

12

THE SCHNEIDER FUNDS

Statements of Operations

For the Six Months Ended February 28, 2013

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund
Investment Income
Dividends †	$339,448	$233,327
Securities Lending Income	5,792	5,269
Interest	46,878	229

Total investment income	392,118	238,825

Expenses
Advisory fees	337,369	119,577
Administration and accounting fees	61,409	55,545
Transfer agent fees	31,135	27,261
Custodian fees	25,515	11,555
Professional fees	24,149	20,462
Directors’ and officers’ fees	12,708	11,882
Printing and shareholder reporting fees	7,589	4,867
Registration and filing fees	7,057	12,843
Insurance fees	3,728	2,498
Other expenses	1,115	526

Total expenses before waivers and reimbursements	511,774	267,016
Less: waivers and reimbursements	(123,800)	(113,127)

Net expenses after waivers and reimbursements	387,974	153,889

Net investment income	4,144	84,936

Net realized and unrealized gain from investments
Net realized gain from:
Investments	6,001,696	2,329,291
Net change in unrealized appreciation on:
Investments	7,780,740	2,562,816

Net realized and unrealized gain on investments	13,782,436	4,892,107

Net increase in net assets resulting from operations	$13,786,580	$4,977,043

† Net of foreign withholding taxes of	$—	$(498)

The accompanying notes are an integral part of the financial statements.

13

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$4,144	$(428,048)
Net realized gain from investments	6,001,696	2,801,491
Net change in unrealized appreciation from investments	7,780,740	8,443,417

Net increase in net assets resulting from operations	13,786,580	10,816,860

Capital transactions:
Proceeds from shares sold	2,173,112	2,521,948
Redemption fees *	2,503	29,495
Shares redeemed	(6,400,597)	(20,375,734)

Net decrease in net assets from capital share transactions	(4,224,982)	(17,824,291)

Total increase/(decrease) in net assets	9,561,598	(7,007,431)

Net assets:
Beginning of period	62,690,972	69,698,403

End of period	$72,252,570	$62,690,972

Accumulated net investment loss, end of period	$(423,904)	$(428,048)

Share transactions:
Shares sold	113,461	177,643
Shares redeemed	(353,639)	(1,368,760)

Total share transactions	(240,178)	(1,191,117)

*	There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

14

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012

Increase/(decrease) in net assets from operations:
Net investment income	$84,936	$339,821
Net realized gain from investments	2,329,291	2,186,018
Net change in unrealized appreciation/(depreciation) from investments	2,562,816	(818,237)

Net increase in net assets resulting from operations	4,977,043	1,707,602

Dividends and distributions to shareholders from:
Net investment income	(339,819)	(296,010)

Net decrease in net assets from dividends and distributions to shareholders	(339,819)	(296,010)

Capital transactions:
Proceeds from shares sold	412,995	1,030,485
Reinvestment of distributions	327,112	286,585
Redemption fees *	—	249
Shares redeemed	(16,809,828)	(26,949,644)

Net decrease in net assets from capital share transactions	(16,069,721)	(25,632,325)

Total decrease in net assets	(11,432,497)	(24,220,733)

Net assets:
Beginning of period	43,718,995	67,939,728

End of period	$32,286,498	$43,718,995

Undistributed net investment income, end of period	$84,935	$339,818

Share transactions:
Shares sold	29,775	82,574
Dividends and distributions reinvested	24,503	24,042
Shares redeemed	(1,237,595)	(2,119,352)

Total share transactions	(1,183,317)	(2,012,736)

*	There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

15

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2013 (Unaudited)		For the Years Ended August 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.09		$13.70	$13.19	$12.34	$14.54	$19.06

Net investment income/(loss)	0.02		(0.11)	(0.06)	(0.11)	0.12	0.16
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	3.65		2.49	0.56	1.01	(2.20)	(3.81)

Net increase/(decrease) in net assets resulting from operations	3.67		2.38	0.50	0.90	(2.08)	(3.65)

Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.07)	(0.18)	(0.32)
Net realized capital gains	—		—	—	—	— (1)	(0.55)

Total dividends and distributions to shareholders	—		—	—	(0.07)	(0.18)	(0.87)

Redemption fees	—	(1)	0.01	0.01	0.02	0.06	— (1)

Net asset value, end of period	$19.76		$16.09	$13.70	$13.19	$12.34	$14.54

Total investment return(2)	22.81	%(3)	17.45%	3.87%	7.48%	(13.20)%	(19.78)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$72,253		$62,691	$69,698	$73,243	$98,283	$91,691
Ratio of expenses to average net assets(4)	1.15	%(5)	1.15%	1.15%	1.15%	1.14%	1.10%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.52	%(5)	1.52%	1.40%	1.43%	1.42%	1.49%
Ratio of net investment income/(loss) to average net assets(4)	0.01	%(5)	(0.64)%	(0.33)%	(0.65)%	0.97%	0.92%
Portfolio turnover rate	32.20	%(3)	67.85%	59.18%	83.39%	122.36%	116.34%

(1)	Amount is less than $0.005 per share.
(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Not annualized.
(4)	Reflects waivers and reimbursements.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2013 (Unaudited)		For the Years Ended August 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.77		$12.50	$11.72	$12.14	$16.37	$23.13

Net investment income	0.08		0.10	0.07	0.08	0.34	0.37
Net realized and unrealized gain/(loss) from investments and foreign currency transactions	1.71		0.23	0.80	(0.23)	(4.14)	(5.89)

Net increase/(decrease) in net assets resulting from operations	1.79		0.33	0.87	(0.15)	(3.80)	(5.52)

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.06)	(0.09)	(0.27)	(0.43)	(0.14)
Net realized capital gains	—		—	—	—	—	(1.10)

Total dividends and distributions to shareholders	(0.14)		(0.06)	(0.09)	(0.27)	(0.43)	(1.24)

Redemption fees	—		— (1)	— (1)	— (1)	— (1)	— (1)

Net asset value, end of period	$14.42		$12.77	$12.50	$11.72	$12.14	$16.37

Total investment return(2)	14.12	%(3)	2.67%	7.35%	(1.30)%	(22.06)%	(25.05)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$32,286		$43,719	$67,940	$98,953	$118,467	$225,036
Ratio of expenses to average net assets(4)	0.90	%(5)	0.90%	0.90%	0.90%	0.88%	0.85%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.56	%(5)	1.28%	1.07%	1.03%	1.14%	1.09%
Ratio of net investment income to average net assets(4)	0.50	%(5)	0.63%	0.31%	0.52%	2.24%	1.61%
Portfolio turnover rate	27.93	%(3)	55.87%	67.80%	79.30%	107.13%	101.98%

(1)	Amount is less than $0.005 per share.
(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Not Annualized.
(4)	Reflects waivers and reimbursements.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

THE SCHNEIDER FUNDS

Notes to Financial Statements

February 28, 2013 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 80.573 billion shares are currently classified into one hundred and forty-two classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2013 (Unaudited)

The following summary of the inputs used, as of February 28, 2013, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks *	$65,917,990	$65,917,990	$—	$—
Corporate Bonds	1,316,953	—	1,308,399	8,554
Exchange Traded Fund	863,045	863,045	—	—
Securities Lending Collateral	11,746,233	—	11,746,233	—

Total	$79,844,221	$66,781,035	$13,054,632	$8,554

Value Fund

	Total Value as of February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$30,670,021	$30,670,021	$—	$—
Exchange Traded Fund	250,912	250,912	—	—
Securities Lending Collateral	3,922,281	—	3,922,281	—

Total	$34,843,214	$30,920,933	$3,922,281	$—

* Please refer to the Portfolio of Investments for industry and security type breakouts.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

19

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2013 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2013, there were no transfers between Levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

FOREIGN CURRENCY TRANSLATION — Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

20

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2013 (Unaudited)

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund’s average daily net assets and 0.70% of the Value Fund’s average daily net assets, computed daily and payable monthly.

SCM has contractually agreed to waive its management fees and/or reimburse expenses to the extent that total annual operating expenses (excluding certain items discussed below) of the Small Cap Value Fund and the Value Fund exceed 1.15% and 0.90%, respectively. In determining SCM’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2013 and may not be terminated without the approval of the Company’s Board of Directors. For the six months ended February 28, 2013, investment advisory fees and waivers of expenses were as follows:

	Gross Advisory Fees	Waivers	Net Advisory Fees
Schneider Small Cap Value Fund	$337,369	$(123,800)	$213,569
Schneider Value Fund	119,577	(113,127)	6,450

The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees.

21

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2013 (Unaudited)

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2013 was $11,124. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

4.	Investment in Securities

For the six months ended February 28, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Small Cap Value Fund	$20,950,141	$27,729,912
Value Fund	9,447,141	26,113,775

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2013, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Value Fund	$63,780,406	$19,919,087	$(3,855,272)	$16,063,815
Value Fund	29,137,232	7,843,127	(2,137,145)	5,705,982

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

22

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2013 (Unaudited)

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains
Small Cap Value Fund	$—	$—
Value Fund	339,818	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2012 was as follows:

	Ordinary Income	Long-Term Gains	Total
Small Cap Value Fund	$ —	$—	$—
Value Fund	296,010	—	296,010

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was August 31, 2012.

As of August 31, 2012, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	August 31, 2016	August 31, 2017	August 31, 2018	August 31, 2019	Total
Small Cap Value Fund	$—	$—	$3,715,556	$—	$3,715,556
Value Fund	11,248,795	75,945,572	42,948,995	2,159,421	132,302,783

As of August 31, 2012, the Funds did not have any post-enactment capital loss carryforwards.

23

THE SCHNEIDER FUNDS

Notes to Financial Statements (Concluded)

February 28, 2013 (Unaudited)

6.	Securities Lending

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of February 28, 2013 and the income received for the six months ended February 28, 2013 were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral	Income Received from Securities Lending
Small Cap Value Fund	$11,124,332	$11,746,233	$5,792
Value Fund	3,756,825	3,922,281	5,269

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and have determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

24

THE SCHNEIDER FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

25

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Investment Adviser

Schneider Capital Management

460 E. Swedesford Road

Suite 1080

Wayne, PA 19087

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

The Schneider Funds

of the RBB Fund, Inc.

Schneider Small Cap Value Fund

Schneider Value Fund

SEMI-ANNUAL REPORT February 28, 2013 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Investment Adviser’s Report

February 28, 2013

(Unaudited)

Dear Shareholder:

We are continually grateful for and cognitive of the confidence you have placed in us.

During the first quarter of 2013, U.S. equities experience significant gains. The volatility of the market also increased considerably in February. These record highs have come amidst both global debt issues and varied U.S. economic data.

For the six month period ended February 28, 2013, the Fund’s shares rose 10.33% vs. 7.69% for the S&P 500 Index®. For the past one year (February 29, 2012 to February 28, 2013) the total return for the Fund’s shares rose 12.31% vs. 10.91% for the S&P 500 Index®. The beta of the Fund on February 28, 2013 was 0.60.

As we consider recent events and ponder what may lay ahead, we know with more clarity that world events certainly affect the U.S. markets. We do not stand alone, isolated from the world. U.S. companies are global companies. Their revenue and sales, business plans and investments and ultimately success or failure is more correlated to global events than ever in history. As such, we must keep an eye on such events throughout the coming months and years. In addition to these global and political drivers, companies are unique in how each prepares, responds and survives the impact of world events and economic cycles. While some cycles may vary in length and events differ in impact, we believe, for U.S. equity exposure, the Summit Global Investments U.S. Low Volatility Equity Fund approach is effective over full market cycles.

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles provides lower price fluctuations, more consistent and reliable returns with smaller drawdowns and adds increased diversification when combined with other investment strategies. Our approach takes into account each underlying company’s stock volatility, expected market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than the cap-weighted benchmark. As stated in the prospectus, the Fund seeks to outperform the S&P 500® Index over a market cycle while reducing overall volatility.

Financial markets are always unpredictable but there are several time-tested investment principles that may help put the odds in your favor. We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio doesn’t eliminate risk, it can considerably lessen the effect of market volatility.

While we are optimistic about the opportunities within the U.S. equity market, we remain laser focused on monitoring the risk of individual companies and the overall portfolio. During these times of uncertainty and volatility, we believe, for U.S. equity exposure the Summit Global Investments U.S. Low Volatility Equity Fund approach is warranted.

Sincerely,

Summit Global Investments, LLC

1

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Performance Data

February 28, 2013

(Unaudited)

Total Returns For the Period Ended February 28, 2013*
	Average Annual
	Six Months*	One Year	Since Inception**
Summit Global Investments U.S. Low Volatility Equity Fund - Class I Shares	10.33%	12.31%	12.31%
S&P 500® Index***	7.69%	10.91%	10.91%

*	Not annualized.

**	Inception date of the Fund is February 29, 2012.

***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance quoted reflects fees waived in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2012, are 20.03% and 0.98% of average daily net assets for Class I Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2013 to the extent necessary to ensure that the Fund’s total operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) do not exceed 0.98% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2013, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

2

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2012 through February 28, 2013 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Expense Examples (Concluded)

(Unaudited)

	Class I Shares
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,103.30	$5.11
Hypothetical (5% return before expenses)	1,000.00	1,019.93	4.91

*

Expenses are equal to the Fund’s annualized six month expense ratio of 0.98% for Class I Shares which includes waived fees or reimbursed expenses, multiplied by the average account value over the period multiplied by the number of days (181) in the most recent fiscal half year, then divided by 365 to reflect the one half year period. The Fund’s ending account values on the first line in the table is based on the actual six month total investment return for the Fund of 10.33% for Class I Shares.

4

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2013

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals	12.9%	$ 1,515,998
Food Products	11.1	1,300,865
Electric Utilities	8.9	1,045,310
Real Estate Investment Trusts	6.3	743,739
Multiline Retail	5.5	642,655
IT Services	5.4	640,275
Household Products	5.0	591,109
Health Care Providers & Services	4.8	568,506
Diversified Telecommunication	3.7	435,294
Commercial Services & Supplies	3.5	414,847
Information Technology	3.2	371,805
Energy	2.7	317,310
Health Care Equipment & Supplies	2.7	315,907
Distributors	2.5	297,616
Food & Staples Retailing	2.3	271,232
Specialty Retail	2.1	243,770
Financials	1.5	170,487
Hotels Restaurants & Leisure	1.1	134,260
Multi-Utilities	1.1	131,210
Air Freight & Logistics	0.9	100,833
Containers & Packaging	0.7	81,089
Thrifts & Mortgage Finance	0.6	74,015
Environmental Control	0.5	63,194
Electronic Equip. & Instruments	0.4	52,153
Airlines	0.4	49,725
Insurance	0.4	48,082
Internet Software & Services	0.4	42,744
Media	0.1	10,918
Other Assets in Excess of Liabilities	9.3	1,096,278
NET ASSETS	100.0%	$ 11,771,226

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

February 28, 2013

(Unaudited)

	Number of Shares	Value

COMMON STOCKS - 90.7%
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	1,220	$100,833

		100,833

Airlines — 0.4%
Southwest Airlines Co.	4,250	49,725

		49,725

Commercial Services & Supplies — 3.5%
Automatic Data Processing, Inc.	160	9,818
Equifax, Inc.	170	9,371
Paychex, Inc.	3,370	111,547
Waste Management, Inc.	7,470	278,780
Western Union Co., (The)	380	5,331

		414,847

Containers & Packaging — 0.7%
Ball Corp.	220	9,770
Bemis Co., Inc.	1,910	71,319

		81,089

Distributors — 2.5%
Genuine Parts Co.	4,190	297,616

		297,616

Diversified Telecommunication — 3.7%
AT&T, Inc.	5,980	214,742
Verizon Communications, Inc.	4,740	220,552

		435,294

Electric Utilities — 8.9%
American Electric Power Co., Inc.	220	10,294
CMS Energy Corp.	400	10,644
Consolidated Edison, Inc.	170	10,030
Dominion Resources, Inc.	190	10,640

	Number of Shares	Value

Electric Utilities — (Continued)
DTE Energy Co.	160	$10,688
Northeast Utilities	7,280	302,193
Pinnacle West Capital Corp.	2,830	158,310
PPL Corp.	340	10,479
Southern Co., (The)	5,700	256,557
Xcel Energy, Inc.	9,250	265,475

		1,045,310

Electronic Equip. & Instruments — 0.4%
FLIR Systems, Inc.	1,980	52,153

		52,153

Energy — 2.7%
Cabot Oil & Gas Corp.	210	13,014
ConocoPhillips	160	9,272
Exxon Mobil Corp.	110	9,851
Spectra Energy Corp.	9,820	285,173

		317,310

Environmental Control — 0.5%
Republic Services, Inc.	2,010	63,194

		63,194

Financials — 1.5%
American Express Co.	110	6,837
Berkshire Hathaway, Inc., Class B*	110	11,238
CHUBB Corp. (The)	130	10,924
Cincinnati Financial Corp.	240	10,802
CME Group, Inc.	170	10,169
M&T Bank Corp.	90	9,188
Marsh & McLennan Cos., Inc.	2,730	101,392
Mastercard, Inc., Class A	10	5,178
Visa, Inc., Class A	30	4,759

		170,487

The accompanying notes are an integral part of the financial statements.

6

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Continued)

February 28, 2013

(Unaudited)

	Number of Shares	Value

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	210	$10,735
Walgreen Co.	260	10,644
Wal-Mart Stores, Inc.	3,530	249,853

		271,232

Food Products — 11.1%
Campbell Soup Co.	260	10,702
ConAgra Foods, Inc.	330	11,256
General Mills, Inc.	1,640	75,850
Hershey Co., (The)	2,450	204,183
HJ Heinz Co.	4,610	333,902
Hormel Foods Corp.	8,970	335,568
Kellogg Co.	5,100	308,550
McCormick & Co., Inc.	310	20,854

		1,300,865

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	150	10,140
Becton Dickinson and Co.	3,360	295,882
CR Bard, Inc.	100	9,885

		315,907

Health Care Providers & Services — 4.8%
Aetna, Inc.	860	40,583
Cardinal Health, Inc.	4,370	201,938
Cigna Corp.	1,180	68,983
Coventry Health Care, Inc.	5,040	228,614
Humana, Inc.	140	9,556
Laboratory Corp. of America Holdings*	110	9,746
UnitedHealth Group, Inc.	170	9,086

		568,506

Hotels Restaurants & Leisure — 1.1%
McDonald’s Corp.	1,400	134,260

		134,260

	Number of Shares	Value

Household Products — 5.0%
Clorox Co., (The)	3,550	$298,236
Colgate-Palmolive Co.	30	3,433
Kimberly-Clark Corp.	3,070	289,440

		591,109

Information Technology — 3.2%
Google, Inc., Class A*	320	256,384
Motorola Solutions, Inc.	170	10,576
Yahoo!, Inc.*	4,920	104,845

		371,805

Insurance — 0.4%
AON PLC (United Kingdom)	170	10,385
Loews Corp.	130	5,604
Progressive Corp., (The)	450	10,962
Torchmark Corp.	190	10,676
Travelers Cos, Inc., (The)	130	10,455

		48,082

Internet Software & Services — 0.4%
Adobe Systems, Inc.*	280	11,004
Fiserv, Inc.*	120	9,853
Intel Corp.	490	10,217
Microchip Technology, Inc.	320	11,670

		42,744

IT Services — 5.4%
Fidelity National Information Services, Inc.	8,200	308,730
International Business Machines Corp.	60	12,050
Linear Technology Corp.	290	11,090
Total System Services, Inc.	12,980	308,405

		640,275

The accompanying notes are an integral part of the financial statements.

7

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

February 28, 2013

(Unaudited)

Media — 0.1%
Walt Disney Co., (The)	200	$10,918

		10,918

Multiline Retail — 5.5%
Dollar General Corp.*	300	13,902
Family Dollar Stores, Inc.	3,450	198,548
Kohl’s Corp.	110	5,071
Procter & Gamble Co., (The)	2,250	171,405
Target Corp.	4,030	253,729

		642,655

Multi-Utilities — 1.1%
SCANA Corp.	860	42,002
Wisconsin Energy Corp.	2,160	89,208

		131,210

Pharmaceuticals — 12.9%
Abbott Laboratories	7,860	265,589
AmerisourceBergen Corp.	6,790	320,488
Forest Laboratories, Inc.*	260	9,568
Johnson & Johnson	3,830	291,501
McKesson Corp.	3,000	318,390
Mead Johnson Nutrition Co.	140	10,487
Pfizer, Inc.	10,960	299,975

		1,515,998

Real Estate Investment Trusts — 6.3%
American Tower Corp.	130	10,088
Apartment Investment & Management Co., Class A	7,560	223,927
Boston Properties, Inc.	20	2,078
Equity Residential	100	5,504
HCP, Inc.	3,350	163,748
Health Care REIT, Inc.	4,520	289,913

Real Estate Investment Trusts — (Continued)
Kimco Realty Corp.	510	$11,103
Plum Creek Timber Co., Inc.	240	11,640
Public Storage	100	15,121
Ventas, Inc.	150	10,617

		743,739

Specialty Retail — 2.1%
AutoZone, Inc.*	570	216,686
Cintas Corp.	230	10,097
O’Reilly Automotive, Inc.*	110	11,191
Ross Stores, Inc.	100	5,796

		243,770

Thrifts & Mortgage Finance — 0.6%
People’s United Financial, Inc.	5,650	74,015

		74,015

TOTAL COMMON STOCKS (Cost $9,697,930)		10,674,948

TOTAL INVESTMENTS - 90.7% (Cost $9,697,930)		10,674,948

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3%		1,096,278

NET ASSETS - 100.0%		$11,771,226

*	Non-income producing.

PCL    Public Company Limited

REIT   Real Estate Investment Trusts

The accompanying notes are an integral part of the financial statements.

8

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

ASSETS
Investments, at value (Cost $9,697,930)	$10,674,948
Cash	1,051,728
Receivables for:
Capital shares sold	21,467
Dividends	26,142
Receivable from Investment Adviser (See Note 2)	22,998
Prepaid expenses and other assets	18,412

Total assets	11,815,695

LIABILITIES
Payables for:
Administration and accounting services fees	14,258
Audit fees	10,574
Legal fees	9,911
Transfer agent fees	4,441
Other accrued expenses and liabilities	5,285

Total liabilities	44,469

Net Assets	$11,771,226

NET ASSETS CONSISTS OF
Par Value	$1,061
Paid-in capital	10,796,956
Undistributed net investment income	33,035
Accumulated net realized loss from investments	(36,844)
Net unrealized appreciation on investments	977,018

Net Assets	$11,771,226

I SHARES:
Net Assets applicable to Class I Shares	$11,771,226

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,060,882

Net asset value, offering and redemption price per share	$11.10

The accompanying notes are an integral part of the financial statements.

9

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Operations

For the Six Months Ended February 28, 2013

(Unaudited)

INVESTMENT INCOME
Dividends and interest	$103,602

Total investment income	103,602

EXPENSES
Administration and accounting services fees (Note 2)	42,656
Transfer agent fees (Note 2)	35,006
Advisory fees (Note 2)	27,105
Custodian fees (Note 2)	13,013
Audit fees	11,353
Directors’ and officers’ fees	8,064
Registration and filing fees	5,067
Other expenses	11,873

Total expenses before waivers and reimbursements	154,137
Less: waivers and reimbursements (Note 2)	(116,190)

Net expenses after waivers and reimbursements	37,947

Net investment income	65,655

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	842
Net change in unrealized appreciation on:
Investments	879,643

Net realized and unrealized gain from investments	880,485

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$946,140

The accompanying notes are an integral part of the financial statements.

10

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Period Ended August 31, 2012(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$65,655	$12,290
Net realized gain from investments	842	22,649
Net change in unrealized appreciation on investments	879,643	97,375

Net increase in net assets resulting from operations	946,140	132,314

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class I Shares
Net investment income	(44,910)	—
Net realized capital gains	(60,335)	—

Net decrease in net assets from dividends and distributions to shareholders	(105,245)	—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares sold	7,717,139	3,597,193
Reinvestment of distribution	105,245	—
Shares redeemed	(494,501)	(127,059)

Net increase in net assets from capital share transactions	7,327,883	3,470,134

Total increase in net assets	8,168,778	3,602,448

NET ASSETS
Beginning of period	3,602,448	—

End of period	$11,771,226	$3,602,448

Undistributed net investment income, end of period	$33,035	$12,290

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Shares sold	744,333	366,392
Shares reinvested	10,248	—
Shares redeemed	(47,510)	(12,581)

Net increase in shares	707,071	353,811

(1)	The Fund commenced investment operations on February 29, 2012.

The accompanying notes are an integral part of the financial statements.

11

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the representative periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2013 (Unaudited)	For the Period Ended August 31, 2012(1)
Per Share Operating Performance
Net asset value, beginning of period	$ 10.18	$10.00
Net investment income(2)	0.09	0.08
Net realized and unrealized gain from investments(3)	0.95	0.10
Total from operations	1.04	0.18
Distributions to shareholders from:
From net investment income	(0.05)	—
From net realized capital gains	(0.07)	—
Total Distributions	(0.12)	—
Net asset value, end of period	$ 11.10	$10.18
Total investment return(4)	10.33%(5)	1.80%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,771	$3,602
Ratio of expenses to average net assets with waivers and reimbursements	0.98%(6)	0.98%(6)
Ratio of expenses to average net assets without waivers and reimbursements	3.98%(6)	20.03%(6)
Ratio of net investment income to average net assets	1.70%(6)	1.64%(6)
Portfolio turnover rate	41%(5)	95%(5)

(1)	The Fund commenced investment operations on February 29, 2012.
(2)	The selected per share data was calculated based on average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

12

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements

February 28, 2013

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”), which commenced investment operations on February 29, 2012. As of the date hereof, the Fund offers three classes of shares, Class A Shares, Retail Shares and Class I Shares. As of February 28, 2013, Class A Shares and Retail Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 80.573 billion shares are currently classified into one hundred and forty-two classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

Portfolio Valuation– The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

13

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 —	quoted prices in active markets for identical securities;

—	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$10,674,948	$10,674,948	—	—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had

14

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

15

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

Cash and Cash Equivalents — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 0.70% of the Fund’s average daily net assets.

Summit has contractually agreed to waive its management fees and/or reimburse expenses, to the extent that total annual operating expenses (excluding certain items discussed below) exceed 1.23% of the average daily net assets for Class A Shares and Retail Shares (Class A Shares and Retail Shares have not commenced operations as of February 28, 2013) and 0.98% of the average daily net assets for Class I Shares. In determining Summit’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2015 and may not be terminated before December 31, 2013 without approval by the Company’s Board of Directors. For the six months ended February 28, 2013, investment advisory fees accrued were $27,105 and expenses waived and reimbursed by the Adviser were $116,190.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing

16

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2013

(Unaudited)

these transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the six months ended February 28, 2013 was $3,972. Certain employees of BNY serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. Investment in Securities

For the six months ended February 28, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$9,509,987	$3,052,740

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

17

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Concluded)

February 28, 2013

(Unaudited)

Federal tax cost	$9,697,930

Gross unrealized appreciation	$1,009,872
Gross unrealized depreciation	(32,854)

Net unrealized appreciation	$977,018

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
$34,939	$—	$97,375

There were no differences between the book and tax basis components of distributable earnings. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was August 31, 2012. As of August 31, 2012, the Fund did not have any capital loss carry forwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent six-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

19

Investment Adviser

Summit Global Investments, LLC

620 South Main Street

Bountiful, UT 84010

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

SUMMIT GLOBAL

INVESTMENTS

U.S. LOW VOLATILITY

EQUITY FUND

of

The RBB Fund, Inc.

Class I Shares

SEMI-ANNUAL REPORT

February 28, 2013

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment              Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.

By (Signature and Title)* /s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date April 26, 2013

By (Signature and Title)* /s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date April 26, 2013

*	Print the name and title of each signing officer under his or her signature.